UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21774

First Trust Exchange-Traded AlphaDEX® Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 765-8000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Report
June 30, 2023

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
First Trust Europe AlphaDEX® Fund (FEP)
First Trust Latin America AlphaDEX® Fund (FLN)
First Trust Brazil AlphaDEX® Fund (FBZ)
First Trust China AlphaDEX® Fund (FCA)
First Trust Japan AlphaDEX® Fund (FJP)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
First Trust Emerging Markets AlphaDEX® Fund (FEM)
First Trust Germany AlphaDEX® Fund (FGM)
First Trust United Kingdom AlphaDEX® Fund (FKU)
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
First Trust Switzerland AlphaDEX® Fund (FSZ)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
First Trust Eurozone AlphaDEX® ETF (FEUZ)
AlphaDEX® is a registered trademark of First Trust Portfolios L.P.

First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Report
June 30, 2023

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Letter from the Chairman and CEO
June 30, 2023
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Exchange-Traded AlphaDEX® Fund II (the “Funds”), which contains detailed information about the Funds for the six months ended June 30, 2023.
One economic topic that continues to dominate headlines is whether the Federal Reserve (the “Fed”) will be able to pull off a “soft landing” for the U.S. economy, raising interest rates just high enough to curb inflation, but not so high that they stunt economic growth and cause a recession. Historically, soft landings are exceedingly rare. Over the past 60 years, the Fed has only been able to orchestrate this phenomenon once. This occurred between February 1994 and February 1995 when the Fed doubled the Federal Funds target rate (upper bound), raising it from 3.0% to 6.0%. For comparative purposes, the Federal Funds target rate (upper bound) stood at 5.25% on June 30, 2023, a full 500 basis points above its most recent low of 0.25% on March 15, 2022. Inflation, as measured by the rate of change in the Consumer Price Index (“CPI”), appears to be declining. The CPI stood at 3.0% on June 30, 2023, substantially lower than its most recent peak of 9.1% on June 30, 2022. Despite the Fed’s tighter monetary policy, the U.S. economy continues to show resilience, with gross domestic product (“GDP”) growing in each of the past three quarters.
I am continually amazed by the efficiencies that technological advances can have on production. Take, for example, the recent interest in artificial intelligence (“AI”). The U.S. Census Bureau reported that construction spending by manufacturers in the U.S. has more than doubled in the past year, reaching an annual rate of nearly $190 billion in April 2023, according to Bloomberg. Manufacturing now accounts for close to 13% of all non-government construction, its highest share on record. A portion of the growth in U.S. manufacturing is due to the CHIPS and Science Act, which provided nearly $280 billion in funding to boost domestic research and manufacturing of semiconductors in the U.S. We have also seen the excitement regarding developments in AI drive the S&P 500® Index (the “Index”) higher this year. Year-to-date through June 30, 2023, the Index posted a total return of 16.89%. When the stock market increases by 20% or more from its most recent low, it is often referred to as a “bull market.” On June 8, 2023, the Index closed at 4,293.93, 20.04% above its most recent low of 3,577.03 (which occurred on October 12, 2022).
The U.S. economy has been resilient, posting positive changes to GDP even as monetary policy tightened significantly. That said, there are also economic indicators that point to the potential for weakness over the coming quarters. The Conference Board, a non-profit business membership and research group organization, reported that its Leading Economic Index, which is composed of 10 economic indicators whose changes tend to precede changes in the overall economy, fell by 0.7% to a reading of 106.1 in June 2023, according to Reuters. The result represents the fifteenth consecutive monthly decline in the index, the longest streak of month-over-month decreases since just before the financial crisis in 2007. From our perspective, even if the Fed can pull off a soft landing, it is likely to be a very bumpy ride.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Report
June 30, 2023
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy/Investing
As we head into the second half of 2023, a hot topic of discussion appears to be whether the Federal Reserve (the “Fed”) will resume interest rate hikes at their upcoming meeting on July 26, 2023. Central to this discussion is the pace of inflation. Inflation, as measured by the trailing 12-month rate of change in the Consumer Price Index, stood at 3.0% on June 30, 2023, a significant decline from its high of 9.1% where it stood on June 30, 2022 (the year prior), according to the U.S. Bureau of Labor Statistics. In what is known as a “soft landing,” the Fed intends to tighten monetary policy just enough to reduce inflation to 2.0%, but not so much that they cause a retraction in economic growth. Central banks across the globe have been locked in a similar battle. In a signal that inflation may have to decline further, just four of the ten countries that comprise the so-called “Group of Ten” had inflation rates that were below central bank policy rates as of July 25, 2023.
Inflation and other economic concerns appear to be having an impact on the growth rate of the global economy. The latest global growth forecast from the International Monetary Fund (“IMF”) released in July 2023 sees real gross domestic product (“GDP”) rising by 3.0% worldwide in 2023, down from 3.5% in 2022. In the U.S., the IMF forecasts real GDP could grow by 1.8% in 2023, down from 2.1% in 2022. The IMF notes that July’s U.S. real GDP figure reflects resilient consumer consumption in the first quarter of 2023, a trend they are quick to note is not likely to last. In 2024, the IMF estimates that U.S. GDP could fall to just 1.0%. Overall, Advanced Economies are projected to register a 1.5% growth rate in 2023, before declining to 1.4% in 2024. Emerging Market and Developing Economies are projected to grow faster than Advanced Economies. The IMF estimates their growth rate to register 4.0% and 4.1% in 2023 and 2024, respectively.
Foreign Stocks and Bonds
The broader foreign stock indices posted positive total returns over the past six months. Between December 30, 2022, and June 30, 2023, the MSCI World ex USA and MSCI Emerging Markets equity indices posted total returns of 11.29% (USD) and 4.89% (USD), respectively, according to Bloomberg. The major foreign bond indices were also up over the same period. The Bloomberg Global Aggregate Index of higher quality debt posted a total return of 1.43% (USD), while the Bloomberg EM Hard Currency Aggregate Index of emerging markets debt increased by 3.55% (USD), according to Bloomberg. The U.S. Dollar fell by just 0.59% over the past six months against a basket of major currencies, as measured by the U.S. Dollar Index.

Fund Performance Overview (Unaudited)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
The First Trust Asia Pacific ex-Japan AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Asia Pacific Ex-Japan Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC (the “Nasdaq”) under the ticker symbol “FPA.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq DM Asia Pacific Ex-Japan Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (4/18/11) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (4/18/11) to 6/30/23
Fund Performance
NAV	5.32%	5.38%	-0.79%	3.97%	2.01%	-3.88%	47.67%	27.50%
Market Price	6.68%	5.80%	-0.65%	4.10%	2.05%	-3.21%	49.48%	28.03%
Index Performance
Nasdaq AlphaDEX® Asia Pacific Ex-Japan Index(1)	6.04%	6.89%	0.20%	N/A	N/A	1.00%	N/A	N/A
Nasdaq DM Asia Pacific Ex-Japan Index(1)	3.87%	8.20%	2.52%	N/A	N/A	13.28%	N/A	N/A
MSCI Pacific ex-Japan Index	0.32%	5.85%	2.66%	4.34%	3.43%	14.05%	52.89%	50.98%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and Nasdaq AlphaDEX® Asia Pacific Ex-Japan Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	22.5%
Materials	20.8
Information Technology	10.9
Consumer Discretionary	10.2
Energy	9.2
Real Estate	5.8
Financials	5.4
Consumer Staples	5.0
Communication Services	4.4
Utilities	3.7
Health Care	2.1
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Ecopro Co., Ltd.	2.5%
POSCO Future M Co., Ltd.	2.1
Hanwha Aerospace Co., Ltd.	2.1
Hyundai Glovis Co., Ltd.	2.0
CosmoAM&T Co., Ltd.	2.0
Ecopro BM Co., Ltd.	1.8
Kia Corp.	1.8
POSCO Holdings, Inc.	1.7
Sembcorp Industries Ltd.	1.7
Woodside Energy Group Ltd.	1.7
Total	19.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Europe AlphaDEX® Fund (FEP)
The First Trust Europe AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Europe Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FEP.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq DM Europe Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (4/18/11) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (4/18/11) to 6/30/23
Fund Performance
NAV	8.97%	13.78%	0.80%	5.25%	4.00%	4.08%	66.81%	61.34%
Market Price	9.38%	13.18%	0.81%	5.17%	3.99%	4.13%	65.53%	61.17%
Index Performance
Nasdaq AlphaDEX® Europe Index(1)	9.54%	14.83%	1.41%	N/A	N/A	7.25%	N/A	N/A
Nasdaq DM Europe Index(1)	12.92%	20.80%	4.71%	N/A	N/A	25.90%	N/A	N/A
MSCI Europe Index	13.59%	21.81%	5.19%	5.70%	4.85%	28.76%	74.01%	78.29%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and Nasdaq AlphaDEX® Europe Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Europe AlphaDEX® Fund (FEP) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	25.2%
Materials	17.7
Consumer Discretionary	16.8
Financials	10.4
Energy	7.9
Utilities	5.3
Consumer Staples	4.6
Communication Services	4.4
Information Technology	4.2
Real Estate	1.9
Health Care	1.6
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Mytilineos S.A.	1.0%
Centrica PLC	1.0
3i Group PLC	1.0
A2A S.p.A.	1.0
Heidelberg Materials AG	1.0
Bayerische Motoren Werke AG	0.9
International Consolidated Airlines Group S.A.	0.9
Faurecia SE	0.9
voestalpine AG	0.9
Associated British Foods PLC	0.9
Total	9.5%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Latin America AlphaDEX® Fund (FLN)
The First Trust Latin America AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Latin America Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FLN.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq Latin America Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (4/18/11) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (4/18/11) to 6/30/23
Fund Performance
NAV	16.84%	23.01%	5.10%	1.71%	-0.02%	28.25%	18.46%	-0.19%
Market Price	17.12%	23.02%	5.22%	1.70%	-0.01%	28.96%	18.32%	-0.13%
Index Performance
Nasdaq AlphaDEX® Latin America Index(1)	17.36%	24.80%	6.36%	N/A	N/A	36.12%	N/A	N/A
Nasdaq Latin America Index(1)	22.58%	33.59%	4.75%	0.60%	N/A	26.13%	6.13%	N/A
MSCI EM Latin America Index	18.52%	29.84%	4.79%	1.13%	-1.29%	26.33%	11.94%	-14.64%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and Nasdaq AlphaDEX® Latin America Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Latin America AlphaDEX® Fund (FLN) (Continued)
Sector Allocation	% of Total Long-Term Investments
Consumer Staples	23.5%
Materials	20.2
Industrials	17.7
Financials	15.3
Energy	7.4
Utilities	6.6
Real Estate	3.8
Communication Services	3.7
Consumer Discretionary	1.8
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Banco do Brasil S.A.	4.1%
Petroleo Brasileiro S.A. (Preference Shares)	4.1
Enel Chile S.A.	3.6
Grupo Carso S.A.B. de C.V., Series A1	3.6
Empresas CMPC S.A.	3.5
Gerdau S.A. (Preference Shares)	3.2
Coca-Cola Femsa S.A.B. de C.V.	3.2
Cencosud S.A.	3.1
Grupo Comercial Chedraui S.A. de C.V.	3.0
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	2.9
Total	34.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Brazil AlphaDEX® Fund (FBZ)
The First Trust Brazil AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Brazil Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FBZ.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq Brazil Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (4/18/11) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (4/18/11) to 6/30/23
Fund Performance
NAV	14.19%	24.65%	7.50%	1.74%	-1.60%	43.55%	18.80%	-17.83%
Market Price	14.44%	25.08%	7.51%	1.72%	-1.60%	43.65%	18.61%	-17.88%
Index Performance
Nasdaq AlphaDEX® Brazil Index(1)	14.82%	26.16%	9.35%	N/A	N/A	56.32%	N/A	N/A
Nasdaq Brazil Index(1)	22.92%	33.72%	6.44%	1.47%	N/A	36.63%	15.69%	N/A
MSCI Brazil Index	16.84%	29.81%	6.27%	1.78%	-2.09%	35.56%	19.35%	-22.76%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and Nasdaq AlphaDEX® Brazil Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Brazil AlphaDEX® Fund (FBZ) (Continued)
Sector Allocation	% of Total Long-Term Investments
Financials	21.5%
Utilities	17.1
Materials	16.3
Consumer Staples	14.5
Energy	12.7
Industrials	8.2
Communication Services	5.3
Health Care	2.0
Information Technology	1.7
Consumer Discretionary	0.7
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Porto Seguro S.A.	4.0%
Petroleo Brasileiro S.A. (Preference Shares)	3.9
Itausa S.A. (Preference Shares)	3.7
PRIO S.A.	3.2
M. Dias Branco S.A.	3.1
Metalurgica Gerdau S.A. (Preference Shares)	3.0
EDP - Energias do Brasil S.A.	3.0
Telefonica Brasil S.A.	2.9
Ultrapar Participacoes S.A.	2.9
Gerdau S.A. (Preference Shares)	2.9
Total	32.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust China AlphaDEX® Fund (FCA)
The First Trust China AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® China Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FCA.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq China Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (4/18/11) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (4/18/11) to 6/30/23
Fund Performance
NAV	-3.97%	-15.60%	-2.63%	3.99%	0.22%	-12.47%	47.94%	2.71%
Market Price	-3.41%	-16.88%	-2.72%	4.11%	0.17%	-12.87%	49.58%	2.12%
Index Performance
Nasdaq AlphaDEX® China Index(1)	-3.77%	-14.86%	-1.85%	N/A	N/A	-8.92%	N/A	N/A
Nasdaq China Index(1)	-6.31%	-17.00%	-6.33%	2.33%	N/A	-27.88%	25.90%	N/A
MSCI China Index	-5.46%	-16.82%	-5.27%	3.05%	1.10%	-23.73%	34.98%	14.24%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and Nasdaq AlphaDEX® China Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust China AlphaDEX® Fund (FCA) (Continued)
Sector Allocation	% of Total Long-Term Investments
Materials	18.1%
Industrials	17.3
Energy	15.4
Health Care	14.9
Financials	10.1
Real Estate	5.7
Consumer Staples	5.1
Information Technology	4.3
Utilities	4.1
Consumer Discretionary	2.8
Communication Services	2.2
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
PetroChina Co., Ltd., Class H	4.4%
Beijing Enterprises Holdings Ltd.	4.1
Zijin Mining Group Co., Ltd., Class H	3.9
China Resources Pharmaceutical Group Ltd.	3.9
Jiangxi Copper Co., Ltd., Class H	3.8
Inner Mongolia Yitai Coal Co., Ltd., Class B	3.7
Sinopharm Group Co., Ltd., Class H	3.5
China Petroleum & Chemical Corp., Class H	3.5
COSCO SHIPPING Holdings Co., Ltd., Class H	3.2
Kingboard Holdings Ltd.	3.1
Total	37.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Japan AlphaDEX® Fund (FJP)
The First Trust Japan AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Japan Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FJP.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq Japan Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (4/18/11) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (4/18/11) to 6/30/23
Fund Performance
NAV	13.00%	18.55%	-0.92%	3.07%	3.08%	-4.49%	35.30%	44.85%
Market Price	14.95%	18.85%	-0.76%	3.07%	3.12%	-3.73%	35.26%	45.42%
Index Performance
Nasdaq AlphaDEX® Japan Index(1)	13.37%	18.74%	-0.41%	N/A	N/A	-2.05%	N/A	N/A
Nasdaq Japan Index(1)	12.43%	17.87%	2.47%	5.29%	N/A	12.99%	67.49%	N/A
MSCI Japan Index	13.00%	18.14%	3.13%	5.23%	5.61%	16.66%	66.46%	94.73%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and Nasdaq AlphaDEX® Japan Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Japan AlphaDEX® Fund (FJP) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	36.0%
Consumer Discretionary	16.3
Financials	13.4
Materials	12.4
Information Technology	10.2
Energy	4.3
Utilities	3.4
Consumer Staples	3.1
Real Estate	0.3
Health Care	0.3
Communication Services	0.3
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Mitsubishi Corp.	2.2%
Marubeni Corp.	2.2
Toppan, Inc.	2.2
Sumitomo Forestry Co., Ltd.	2.0
Mitsui & Co., Ltd.	1.9
Sumitomo Corp.	1.9
JFE Holdings, Inc.	1.8
Nippon Steel Corp.	1.8
Kawasaki Kisen Kaisha Ltd.	1.7
Sojitz Corp.	1.7
Total	19.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
The First Trust Developed Markets ex-US AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Developed Markets Ex-US Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FDT.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq Developed Markets Ex-US Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (4/18/11) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (4/18/11) to 6/30/23
Fund Performance
NAV	8.43%	10.75%	-0.28%	3.81%	2.65%	-1.41%	45.29%	37.52%
Market Price	8.90%	10.09%	-0.21%	3.87%	2.65%	-1.02%	46.16%	37.61%
Index Performance
Nasdaq AlphaDEX® Developed Markets Ex-US Index(1)	9.12%	11.86%	0.48%	N/A	N/A	2.41%	N/A	N/A
Nasdaq Developed Markets Ex-US Index(1)	10.55%	16.22%	3.95%	5.31%	N/A	21.39%	67.75%	N/A
MSCI World ex USA Index	11.29%	17.41%	4.58%	5.40%	4.61%	25.09%	69.19%	73.36%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and Nasdaq AlphaDEX® Developed Markets Ex-US Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	27.2%
Materials	17.7
Consumer Discretionary	16.6
Energy	11.6
Information Technology	7.9
Financials	6.5
Utilities	4.8
Consumer Staples	3.7
Communication Services	2.2
Real Estate	1.6
Health Care	0.2
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Ecopro Co., Ltd.	0.8%
Renesas Electronics Corp.	0.7
Marubeni Corp.	0.7
Mytilineos S.A.	0.7
Hyundai Glovis Co., Ltd.	0.7
West Fraser Timber Co., Ltd.	0.7
Centrica PLC	0.7
3i Group PLC	0.6
Advantest Corp.	0.6
ARC Resources Ltd.	0.6
Total	6.8%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets AlphaDEX® Fund (FEM)
The First Trust Emerging Markets AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Emerging Markets Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FEM.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq Emerging Markets Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (4/18/11) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (4/18/11) to 6/30/23
Fund Performance
NAV	2.27%	5.68%	0.05%	2.48%	0.60%	0.24%	27.71%	7.56%
Market Price	3.62%	5.59%	0.35%	2.64%	0.66%	1.79%	29.80%	8.38%
Index Performance
Nasdaq AlphaDEX® Emerging Markets Index(1)	2.54%	6.93%	0.89%	N/A	N/A	4.51%	N/A	N/A
Nasdaq Emerging Markets Index(1)	5.57%	5.07%	2.17%	3.68%	N/A	11.34%	43.51%	N/A
MSCI Emerging Markets Index	4.89%	1.75%	0.93%	2.95%	1.15%	4.74%	33.76%	15.01%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and Nasdaq AlphaDEX® Emerging Markets Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets AlphaDEX® Fund (FEM) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	16.6%
Materials	16.0
Information Technology	14.0
Energy	13.6
Consumer Staples	9.5
Consumer Discretionary	9.1
Financials	7.9
Utilities	5.4
Real Estate	3.4
Health Care	2.4
Communication Services	2.1
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Wistron Corp.	2.4%
Hisense Home Appliances Group Co., Ltd., Class H	1.7
Petroleo Brasileiro S.A. (Preference Shares)	1.5
Wiwynn Corp.	1.4
MOL Hungarian Oil & Gas PLC	1.3
Enel Chile S.A.	1.3
Polski Koncern Naftowy ORLEN S.A.	1.3
PetroChina Co., Ltd., Class H	1.3
Global Unichip Corp.	1.3
Inventec Corp.	1.2
Total	14.7%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Germany AlphaDEX® Fund (FGM)
The First Trust Germany AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Germany Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FGM.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq Germany Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (2/14/12) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (2/14/12) to 6/30/23
Fund Performance
NAV	11.84%	19.00%	-0.89%	3.88%	4.53%	-4.35%	46.34%	65.54%
Market Price	12.34%	18.96%	-0.80%	3.95%	4.54%	-3.93%	47.29%	65.71%
Index Performance
Nasdaq AlphaDEX® Germany Index(1)	12.14%	19.53%	-0.57%	N/A	N/A	-2.82%	N/A	N/A
Nasdaq Germany Index(1)	17.30%	27.26%	1.44%	3.89%	N/A	7.42%	46.51%	N/A
MSCI Germany Index	17.89%	28.37%	1.77%	4.07%	4.98%	9.19%	48.98%	73.84%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and Nasdaq AlphaDEX® Germany Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Germany AlphaDEX® Fund (FGM) (Continued)
Sector Allocation	% of Total Long-Term Investments
Materials	25.2%
Consumer Discretionary	18.4
Industrials	15.7
Financials	12.6
Utilities	7.8
Consumer Staples	7.0
Communication Services	5.0
Real Estate	4.6
Health Care	3.7
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
E.ON SE	4.9%
Deutsche Lufthansa AG	4.7
Mercedes-Benz Group AG	4.7
Bayerische Motoren Werke AG	4.2
Porsche Automobil Holding SE (Preference Shares)	4.2
thyssenkrupp AG	3.9
Suedzucker AG	3.9
K+S AG	3.4
LEG Immobilien SE	3.4
Heidelberg Materials AG	3.3
Total	40.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust United Kingdom AlphaDEX® Fund (FKU)
The First Trust United Kingdom AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® United Kingdom Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FKU.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq United Kingdom Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (2/14/12) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (2/14/12) to 6/30/23
Fund Performance
NAV	7.12%	10.72%	-0.19%	3.02%	4.27%	-0.96%	34.64%	60.95%
Market Price	6.78%	10.05%	-0.32%	2.98%	4.22%	-1.57%	34.07%	60.02%
Index Performance
Nasdaq AlphaDEX® United Kingdom Index(1)	8.37%	12.72%	0.90%	N/A	N/A	4.56%	N/A	N/A
Nasdaq United Kingdom Index(1)	8.68%	14.23%	2.29%	3.94%	N/A	11.98%	47.15%	N/A
MSCI United Kingdom Index	8.43%	13.19%	2.83%	3.88%	4.12%	14.96%	46.28%	58.29%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and Nasdaq AlphaDEX® United Kingdom Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust United Kingdom AlphaDEX® Fund (FKU) (Continued)
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	21.3%
Financials	19.0
Industrials	13.5
Materials	12.6
Communication Services	7.1
Utilities	6.5
Real Estate	6.3
Consumer Staples	5.7
Energy	4.3
Health Care	3.2
Information Technology	0.5
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
3i Group PLC	3.2%
International Consolidated Airlines Group S.A.	2.9
Centrica PLC	2.8
Taylor Wimpey PLC	2.2
Shell PLC	2.2
Kingfisher PLC	2.2
Rolls-Royce Holdings PLC	2.1
BP PLC	2.1
UNITE Group (The) PLC	2.1
Segro PLC	2.1
Total	23.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
The First Trust India NIFTY 50 Equal Weight ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NIFTY 50 Equal Weight Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “NFTY.” The Fund commenced trading on February 15, 2012.
The Index is an equally weighted total return index designed to provide diversified exposure to the NIFTY 50 Index, the main index for Indian equity securities. The NIFTY 50 Index is a market capitalization-weighted index comprising the 50 largest and most liquid Indian equity securities listed on the National Stock Exchange of India. All constituents of the NIFTY 50 Index will be included in the Index, but will be equally weighted.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (2/14/12) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (2/14/12) to 6/30/23
Fund Performance
NAV	8.66%	18.94%	7.19%	6.92%	6.35%	41.51%	95.18%	101.49%
Market Price	9.65%	19.99%	7.45%	7.28%	6.50%	43.20%	101.98%	104.66%
Index Performance
NIFTY 50 Equal Weight Index*	10.21%	23.61%	10.41%	N/A	N/A	64.09%	N/A	N/A
NIFTY 50 Index	6.32%	16.92%	9.58%	10.31%	8.10%	57.99%	166.88%	142.53%
MSCI India Index	5.11%	14.16%	8.76%	8.87%	6.93%	52.16%	133.98%	114.37%
(See Notes to Fund Performance Overview Page 34.)

*	On April 17, 2018, the Fund’s underlying index changed from the Nasdaq AlphaDEX® Taiwan Index to the Index. On July 14, 2015, the Fund’s underlying index changed from the Defined Taiwan Index to the Nasdaq AlphaDEX® Taiwan Index. Therefore, the Fund’s performance and total returns shown for the periods prior to April 17, 2018, are not necessarily indicative of the performance that the Fund, based on the current index, would have generated. Since the Fund’s new underlying index had an inception date of September 29, 2017, it was not in existence for all the periods disclosed.
The First Trust India NIFTY 50 Equal Weight ETF (the “Product”) offered by First Trust is not sponsored, endorsed, sold or promoted by NSE INDICES LIMITED (formerly known as India Index Services & Products Limited (IISL)). NSE INDICES LIMITED does not make any representation or warranty, express or implied (including warranties of merchantability or fitness for particular purpose or use) and disclaims all liability to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product linked to the NIFTY 50 Equal Weight Index or particularly in the ability of the NIFTY 50 Equal Weight Index to track general stock market performance in India. Please read the full Disclaimers in relation to the NIFTY 50 Equal Weight Index in the Prospectus and Statement of Additional Information.

Fund Performance Overview (Unaudited) (Continued)
First Trust India NIFTY 50 Equal Weight ETF (NFTY) (Continued)
Sector Allocation	% of Total Long-Term Investments
Financials	22.1%
Consumer Discretionary	14.1
Materials	13.9
Information Technology	10.1
Health Care	9.9
Consumer Staples	9.8
Energy	8.0
Industrials	6.1
Utilities	4.0
Communication Services	2.0
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Sun Pharmaceutical Industries Ltd.	2.1%
Tata Motors Ltd.	2.1
Bajaj Auto Ltd.	2.1
Infosys Ltd.	2.1
JSW Steel Ltd.	2.0
IndusInd Bank Ltd.	2.0
Adani Enterprises Ltd.	2.0
Larsen & Toubro Ltd.	2.0
Mahindra & Mahindra Ltd.	2.0
HDFC Bank Ltd.	2.0
Total	20.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Switzerland AlphaDEX® Fund (FSZ)
The First Trust Switzerland AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Switzerland Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FSZ.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq Switzerland Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (2/14/12) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (2/14/12) to 6/30/23
Fund Performance
NAV	13.24%	18.25%	6.00%	8.03%	8.60%	33.84%	116.48%	155.63%
Market Price	13.26%	17.64%	6.13%	8.07%	8.59%	34.62%	117.29%	155.32%
Index Performance
Nasdaq AlphaDEX® Switzerland Index(1)	12.95%	18.64%	6.48%	N/A	N/A	36.86%	N/A	N/A
Nasdaq Switzerland Index(1)	11.34%	14.61%	8.81%	6.76%	N/A	52.55%	92.34%	N/A
MSCI Switzerland Index	11.01%	13.34%	9.31%	6.85%	8.19%	56.09%	93.95%	144.70%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and Nasdaq AlphaDEX® Switzerland Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Switzerland AlphaDEX® Fund (FSZ) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	27.3%
Financials	19.9
Health Care	14.5
Consumer Discretionary	11.9
Materials	9.1
Utilities	4.9
Real Estate	4.4
Communication Services	3.4
Consumer Staples	3.2
Information Technology	1.4
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
BKW AG	4.9%
Holcim Ltd.	4.9
Lonza Group AG	4.6
Novartis AG	4.2
SFS Group AG	4.2
Dufry AG	4.1
Bucher Industries AG	4.0
Cie Financiere Richemont S.A., Class A	3.9
Swatch Group (The) AG	3.8
Kuehne + Nagel International AG	3.8
Total	42.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
The First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Developed Markets Ex-US Small Cap Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FDTS.” The Fund commenced trading on February 16, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq Developed Markets Ex-US Small Cap Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (2/15/12) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (2/15/12) to 6/30/23
Fund Performance
NAV	4.19%	10.76%	1.16%	4.82%	4.69%	5.94%	60.17%	68.34%
Market Price	3.90%	9.96%	1.07%	4.80%	4.64%	5.47%	59.79%	67.44%
Index Performance
Nasdaq AlphaDEX® Developed Markets Ex-US Small Cap Index(1)	4.64%	11.64%	1.99%	N/A	N/A	10.37%	N/A	N/A
Nasdaq Developed Markets Ex-US Small Cap Index(1)	5.65%	10.25%	0.84%	4.98%	N/A	4.28%	62.59%	N/A
MSCI World ex-USA Small Cap Index	5.50%	10.05%	1.83%	5.97%	6.04%	9.47%	78.59%	94.79%
MSCI World ex-USA Index	11.29%	17.41%	4.58%	5.40%	5.64%	25.09%	69.19%	86.70%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and Nasdaq AlphaDEX® Developed Markets Ex-US Small Cap Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	23.6%
Materials	20.1
Consumer Discretionary	14.5
Energy	12.4
Information Technology	10.8
Real Estate	6.2
Financials	2.9
Consumer Staples	2.9
Health Care	2.6
Utilities	2.3
Communication Services	1.7
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Macnica Holdings, Inc.	0.7%
Youngone Corp.	0.6
Sungwoo Hitech Co., Ltd.	0.6
BW LPG Ltd.	0.6
Tsuburaya Fields Holdings, Inc.	0.6
Krosaki Harima Corp.	0.6
OCI Co., Ltd.	0.5
Posco DX Co., Ltd.	0.5
LX International Corp.	0.5
JVCKenwood Corp.	0.5
Total	5.7%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
The First Trust Emerging Markets Small Cap AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Emerging Markets Small Cap Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FEMS.” The Fund commenced trading on February 16, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq Emerging Markets Small Cap Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (2/15/12) to 6/30/23	5 Years Ended 6/30/23	10 Years Ended 6/30/23	Inception (2/15/12) to 6/30/23
Fund Performance
NAV	-4.58%	9.60%	3.59%	4.64%	5.40%	19.29%	57.40%	81.94%
Market Price	-4.93%	9.01%	3.75%	4.78%	5.41%	20.23%	59.46%	81.96%
Index Performance
Nasdaq AlphaDEX® Emerging Markets Small Cap Index(1)	-3.60%	11.95%	5.16%	N/A	N/A	28.62%	N/A	N/A
Nasdaq Emerging Markets Small Cap Index(1)	5.19%	7.66%	4.27%	4.96%	N/A	23.27%	62.24%	N/A
MSCI Emerging Markets Small Cap Index	10.50%	13.28%	4.93%	4.63%	3.99%	27.23%	57.23%	56.10%
MSCI Emerging Markets Index	4.89%	1.75%	0.93%	2.95%	1.88%	4.74%	33.76%	23.62%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and Nasdaq AlphaDEX® Emerging Markets Small Cap Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	18.6%
Information Technology	16.6
Materials	13.8
Consumer Discretionary	11.5
Energy	8.8
Consumer Staples	7.6
Real Estate	6.7
Utilities	6.7
Communication Services	4.7
Financials	2.8
Health Care	2.2
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Asia Vital Components Co., Ltd.	1.3%
Marcopolo S.A. (Preference Shares)	1.2
Mitac Holdings Corp.	1.1
Tecnoglass, Inc.	1.0
JHSF Participacoes S.A.	1.0
Indah Kiat Pulp & Paper Tbk PT	1.0
Media Nusantara Citra Tbk PT	0.9
Sercomm Corp.	0.9
Cia Brasileira de Distribuicao	0.9
WinWay Technology Co., Ltd.	0.9
Total	10.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Eurozone AlphaDEX® ETF (FEUZ)
The First Trust Eurozone AlphaDEX® ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Eurozone Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FEUZ.” The Fund commenced trading on October 22, 2014.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq Eurozone Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/23	1 Year Ended 6/30/23	5 Years Ended 6/30/23	Inception (10/21/14) to 6/30/23	5 Years Ended 6/30/23	Inception (10/21/14) to 6/30/23
Fund Performance
NAV	11.67%	19.47%	1.16%	5.17%	5.93%	55.01%
Market Price	12.66%	18.98%	1.17%	5.15%	6.00%	54.77%
Index Performance
Nasdaq AlphaDEX® Eurozone Index	12.19%	20.44%	1.72%	5.72%	8.92%	62.21%
Nasdaq Eurozone Index	16.92%	27.64%	4.29%	5.34%	23.35%	57.10%
MSCI EMU Index	17.86%	29.49%	4.63%	5.36%	25.39%	57.37%
(See Notes to Fund Performance Overview Page 34.)

Nasdaq® and Nasdaq AlphaDEX® Eurozone Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Eurozone AlphaDEX® ETF (FEUZ) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	23.9%
Consumer Discretionary	16.5
Materials	15.9
Financials	13.4
Energy	7.8
Utilities	6.0
Information Technology	5.7
Communication Services	4.6
Consumer Staples	2.9
Health Care	2.5
Real Estate	0.8
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Mytilineos S.A.	1.4%
A2A S.p.A.	1.3
Heidelberg Materials AG	1.2
Bayerische Motoren Werke AG	1.2
thyssenkrupp AG	1.2
Forvia	1.2
HUGO BOSS AG	1.2
Technip Energies NV	1.2
Banco Bilbao Vizcaya Argentaria S.A.	1.2
National Bank of Greece S.A.	1.2
Total	12.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded AlphaDEX® Fund II
Understanding Your Fund Expenses
June 30, 2023 (Unaudited)
As a shareholder of First Trust Asia Pacific ex-Japan AlphaDEX® Fund, First Trust Europe AlphaDEX® Fund, First Trust Latin America AlphaDEX® Fund, First Trust Brazil AlphaDEX® Fund, First Trust China AlphaDEX® Fund, First Trust Japan AlphaDEX® Fund, First Trust Developed Markets ex-US AlphaDEX® Fund, First Trust Emerging Markets AlphaDEX® Fund, First Trust Germany AlphaDEX® Fund, First Trust United Kingdom AlphaDEX® Fund, First Trust India NIFTY 50 Equal Weight ETF, First Trust Switzerland AlphaDEX® Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund, First Trust Emerging Markets Small Cap AlphaDEX® Fund or First Trust Eurozone AlphaDEX® ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2023.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Actual	$1,000.00	$1,053.20	0.80%	$4.07
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Europe AlphaDEX® Fund (FEP)
Actual	$1,000.00	$1,089.70	0.80%	$4.15
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Latin America AlphaDEX® Fund (FLN)
Actual	$1,000.00	$1,168.40	0.80%	$4.30
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Brazil AlphaDEX® Fund (FBZ)
Actual	$1,000.00	$1,141.90	0.80%	$4.25
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust China AlphaDEX® Fund (FCA)
Actual	$1,000.00	$960.30	0.80%	$3.89
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01

First Trust Exchange-Traded AlphaDEX® Fund II
Understanding Your Fund Expenses (Continued)
June 30, 2023 (Unaudited)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Japan AlphaDEX® Fund (FJP)
Actual	$1,000.00	$1,130.00	0.80%	$4.22
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Actual	$1,000.00	$1,084.30	0.80%	$4.13
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Emerging Markets AlphaDEX® Fund (FEM)
Actual	$1,000.00	$1,022.70	0.80%	$4.01
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Germany AlphaDEX® Fund (FGM)
Actual	$1,000.00	$1,118.40	0.80%	$4.20
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust United Kingdom AlphaDEX® Fund (FKU)
Actual	$1,000.00	$1,071.20	0.80%	$4.11
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Actual	$1,000.00	$1,086.60	0.80%	$4.14
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Switzerland AlphaDEX® Fund (FSZ)
Actual	$1,000.00	$1,132.40	0.80%	$4.23
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Actual	$1,000.00	$1,041.90	0.80%	$4.05
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Actual	$1,000.00	$954.20	0.80%	$3.88
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Eurozone AlphaDEX® ETF (FEUZ)
Actual	$1,000.00	$1,116.70	0.80%	$4.20
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (January 1, 2023 through June 30, 2023), multiplied by 181/365 (to reflect the six-month period).

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.6%
	Australia – 30.8%
31,316	AGL Energy Ltd. (b)	$226,172
14,147	Allkem Ltd. (b) (c)	152,138
8,268	Ampol Ltd. (b)	165,165
2,259	Aristocrat Leisure Ltd. (b)	58,447
1,779	BHP Group Ltd. (b)	53,480
20,851	BlueScope Steel Ltd. (b)	286,969
12,514	Brambles Ltd. (b)	120,329
356	Cochlear Ltd. (b)	54,542
4,663	Coles Group Ltd. (b)	57,256
26,933	Evolution Mining Ltd. (b)	58,638
7,473	Fortescue Metals Group Ltd. (b)	110,890
6,580	IGO Ltd. (b)	67,161
134,234	Incitec Pivot Ltd. (b)	245,629
32,570	Liontown Resources Ltd. (b) (c)	62,023
2,085	Mineral Resources Ltd. (b)	99,856
6,259	Newcrest Mining Ltd. (b)	111,651
20,479	Northern Star Resources Ltd. (b)	166,840
5,460	Orica Ltd. (b)	54,091
21,328	Pilbara Minerals Ltd. (b)	70,098
3,947	Pro Medicus Ltd. (b)	173,710
63,467	Qantas Airways Ltd. (b) (c)	263,015
17,278	QBE Insurance Group Ltd. (b)	180,397
14,530	Reece Ltd. (b)	181,007
1,399	Rio Tinto Ltd. (b)	107,135
48,713	Santos Ltd. (b)	243,735
7,026	SEEK Ltd. (b)	102,640
14,551	Seven Group Holdings Ltd. (b)	239,968
76,916	South32 Ltd. (b)	193,643
28,728	Steadfast Group Ltd. (b)	115,144
6,939	Suncorp Group Ltd. (b)	62,348
5,913	Transurban Group (b)	56,300
5,565	Washington H Soul Pattinson & Co., Ltd. (b)	118,140
3,344	Wesfarmers Ltd. (b)	110,249
62,430	Whitehaven Coal Ltd. (b)	279,864
3,870	WiseTech Global Ltd. (b)	207,580
12,602	Woodside Energy Group Ltd. (b)	291,504
4,434	Woolworths Group Ltd. (b)	117,484
5,831	Worley Ltd. (b)	61,571
		5,326,809
	Bermuda – 0.3%
22,000	Kerry Properties Ltd. (b)	45,768
	Cayman Islands – 6.1%
11,400	ASMPT Ltd. (b)	112,627
27,871	CK Asset Holdings Ltd. (b)	154,873
36,326	CK Hutchison Holdings Ltd. (b)	221,710
55,000	JS Global Lifestyle Co., Ltd. (b) (c) (d) (e)	55,730
91,200	MGM China Holdings Ltd. (b) (c)	106,669
114,496	Shimao Group Holdings Ltd. (b) (c) (f)	8,767
Shares	Description	Value

	Cayman Islands (Continued)
78,156	SITC International Holdings Co., Ltd. (b)	$143,117
471,841	WH Group Ltd. (b) (d) (e)	251,290
		1,054,783
	Hong Kong – 0.0%
2,200	SharkNinja Hong Kong Co., Ltd. (b) (c) (f) (g)	0
	Luxembourg – 1.5%
91,010	Samsonite International S.A. (b) (c) (d) (e)	257,357
	New Zealand – 2.4%
20,679	Auckland International Airport Ltd. (b) (c)	108,678
5,803	EBOS Group Ltd. (b)	131,117
28,511	Mercury NZ Ltd. (b)	113,957
17,777	Spark New Zealand Ltd. (b)	55,629
		409,381
	Singapore – 8.9%
41,100	City Developments Ltd. (b)	205,006
267,200	Genting Singapore Ltd. (b)	186,312
4,800	Jardine Cycle & Carriage Ltd. (b)	123,773
26,600	Keppel Corp., Ltd. (b)	132,381
47,700	Olam Group Ltd. (b)	49,206
69,000	Sembcorp Industries Ltd. (b)	294,013
39,200	Singapore Airlines Ltd. (b)	207,683
10,800	UOL Group Ltd. (b)	51,476
4,200	Venture Corp., Ltd. (b)	45,855
35,500	Wilmar International Ltd. (b)	100,011
124,700	Yangzijiang Shipbuilding Holdings Ltd. (b)	138,739
		1,534,455
	South Korea – 46.6%
674	CJ CheilJedang Corp. (b)	138,117
2,380	CosmoAM&T Co., Ltd. (b) (c)	339,918
3,913	DB Insurance Co., Ltd. (b)	222,249
1,632	Ecopro BM Co., Ltd. (b) (h)	310,454
735	Ecopro Co., Ltd. (b) (h)	424,555
3,693	Hanwha Aerospace Co., Ltd. (b)	357,665
18,002	HMM Co., Ltd. (b) (h)	258,854
2,311	Hyundai Glovis Co., Ltd. (b)	347,933
1,357	Hyundai Mobis Co., Ltd. (b)	240,253
1,191	Hyundai Motor Co. (b)	187,338
10,557	Hyundai Steel Co. (b)	272,039
21,762	Industrial Bank of Korea (b)	171,190
4,523	Kia Corp. (b)	304,674
12,632	Korean Air Lines Co., Ltd. (b)	234,338
9,951	KT Corp. (b)	225,260
1,169	L&F Co., Ltd. (b)	217,570
412	LG Chem Ltd. (b)	209,733
2,655	LG Corp. (b)	178,045

See Notes to Financial Statements

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
2,542	LG Electronics, Inc. (b)	$246,036
1,083	LG Innotek Co., Ltd. (b)	256,553
27,061	LG Uplus Corp. (b)	220,802
1,536	Lotte Chemical Corp. (b)	180,775
1,609	Orion Corp. (b)	146,740
1,344	POSCO Future M Co., Ltd. (b)	362,604
995	POSCO Holdings, Inc. (b)	294,472
4,579	Samsung Electronics Co., Ltd. (b)	252,135
11,556	Samsung Engineering Co., Ltd. (b) (c)	249,208
399	Samsung SDI Co., Ltd. (b)	203,743
2,526	Samsung SDS Co., Ltd. (b)	236,783
1,635	SK Innovation Co., Ltd. (b) (i)	198,218
4,551	SK Telecom Co., Ltd. (b)	161,040
4,573	S-Oil Corp. (b)	232,359
19,264	Woori Financial Group, Inc. (b)	173,046
		8,054,699
	Total Common Stocks	16,683,252
	(Cost $16,252,344)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.1%
	Australia – 1.3%
22,378	Dexus (b)	116,541
21,113	Stockland (b)	56,758
43,203	Vicinity Ltd. (b)	53,205
		226,504
	Hong Kong – 0.9%
26,200	Link REIT (b)	145,858
	Singapore – 0.9%
171,400	Frasers Logistics & Commercial Trust (b) (d)	158,707
	Total Real Estate Investment Trusts	531,069
	(Cost $532,607)
MONEY MARKET FUNDS – 1.0%
171,813	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.99% (j) (k)	171,813
	(Cost $171,813)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 3.3%
$579,136	BNP Paribas S.A., 5.01% (j), dated 6/30/23, due 7/3/23, with a maturity value of $579,378. Collateralized by U.S. Treasury Notes, interest rates of 1.50% to 1.25%, due 8/15/26 to 11/30/26. The value of the collateral including accrued interest is $591,386. (k)	$579,136
	(Cost $579,136)
	Total Investments – 104.0%	17,965,270
	(Cost $17,535,900)
	Net Other Assets and Liabilities – (4.0)%	(696,302)
	Net Assets – 100.0%	$17,268,968

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At June 30, 2023, securities noted as such are valued at $17,214,321 or 99.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).

See Notes to Financial Statements

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
(h)	All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities, including those sold and pending settlement, is $720,274 and the total value of the collateral held by the Fund is $750,949.
(i)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. For the six months ended June 30, 2023, the Fund received 45 PIK shares of SK Innovation Co., Ltd.
(j)	Rate shown reflects yield as of June 30, 2023.
(k)	This security serves as collateral for securities on loan.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$720,274
Non-cash Collateral (2)	(720,274)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$579,136
Non-cash Collateral (4)	(579,136)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Currency Exposure Diversification	% of Total Investments
South Korean Won	44.8%
Australian Dollar	30.9
Singapore Dollar	9.4
Hong Kong Dollar	8.4
United States Dollar	4.2
New Zealand Dollar	2.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Hong Kong	$ —**	$ —	$ —	$ —**
Other Country Categories*	16,683,252	—	16,683,252	—
Real Estate Investment Trusts*	531,069	—	531,069	—
Money Market Funds	171,813	171,813	—	—
Repurchase Agreements	579,136	—	579,136	—
Total Investments	$ 17,965,270	$ 171,813	$ 17,793,457	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.6%
	Austria – 3.1%
25,091	ANDRITZ AG (b)	$1,399,322
12,813	Erste Group Bank AG (b)	449,453
48,781	OMV AG (b)	2,071,348
110,397	Raiffeisen Bank International AG (b) (c)	1,751,875
62,468	voestalpine AG (b)	2,244,868
		7,916,866
	Belgium – 2.2%
7,713	Ackermans & van Haaren N.V. (b)	1,269,924
45,955	KBC Ancora (b)	2,101,045
7,347	Melexis N.V. (b)	721,462
14,837	Solvay S.A. (b)	1,659,073
		5,751,504
	Denmark – 2.0%
1,170	AP Moller - Maersk A.S., Class B (b)	2,057,150
6,584	DSV A.S. (b)	1,382,914
2,682	Novo Nordisk A.S., Class B (b)	433,250
8,883	Pandora A.S. (b)	793,977
1,732	ROCKWOOL International A.S., Class B (b)	447,907
		5,115,198
	Finland – 1.9%
38,924	Metso Oyj (b)	469,685
432,734	Nokia Oyj (b)	1,813,094
163,105	Stora Enso Oyj, Class R (b)	1,892,337
25,254	UPM-Kymmene Oyj (b)	752,489
		4,927,605
	France – 14.0%
39,538	Accor S.A. (b)	1,471,265
62,329	Alstom S.A. (b)	1,860,568
7,980	Alten S.A. (b) (d)	1,258,479
17,216	Arkema S.A. (b)	1,623,408
343,411	Bollore SE (b)	2,141,603
25,141	Bouygues S.A. (b)	844,572
20,976	Carrefour S.A. (b)	397,510
22,407	Cie de Saint-Gobain (b)	1,364,282
41,657	Cie Generale des Etablissements Michelin SCA (b)	1,232,270
37,586	Credit Agricole S.A. (b)	446,291
110,771	Elis S.A. (b)	2,154,851
80,446	Engie S.A. (b)	1,339,661
17,898	Eurazeo SE (b)	1,260,122
97,971	Forvia (b) (c)	2,312,224
419	Hermes International (b)	910,788
10,499	Imerys S.A. (b)	409,233
12,406	Interparfums S.A. (b)	884,704
3,851	Ipsen S.A. (b)	463,569
463	LVMH Moet Hennessy Louis Vuitton SE (b)	436,568
Shares	Description	Value

	France (Continued)
71,366	Orange S.A. (b)	$834,015
21,778	Publicis Groupe S.A. (b)	1,747,821
20,789	Renault S.A. (b)	877,162
89,021	Rexel S.A. (b)	2,200,059
5,725	Safran S.A. (b)	897,163
37,603	Societe Generale S.A. (b)	977,913
6,064	Sopra Steria Group SACA (b)	1,210,649
28,757	TotalEnergies SE (b)	1,650,785
20,665	Valeo (b) (d)	444,076
55,043	Veolia Environnement S.A. (b)	1,742,412
3,697	Vinci S.A. (b)	429,574
		35,823,597
	Germany – 18.3%
18,378	Aurubis AG (b)	1,577,963
19,357	Bayerische Motoren Werke AG (b)	2,381,048
40,281	Commerzbank AG (b)	446,549
22,683	Continental AG (b)	1,713,709
37,686	Daimler Truck Holding AG (b)	1,358,284
83,541	Deutsche Bank AG (b)	878,247
190,449	Deutsche Lufthansa AG (b) (c)	1,952,779
18,140	Deutsche Post AG (b)	886,361
169,914	E.ON SE (b)	2,170,550
40,371	Evonik Industries AG (b)	769,260
19,990	Fresenius Medical Care AG & Co., KGaA (b)	955,345
47,180	Fresenius SE & Co., KGaA (b)	1,308,621
10,411	FUCHS SE (Preference Shares) (b)	411,908
29,052	Heidelberg Materials AG (b)	2,389,196
47,083	Hensoldt AG (b)	1,546,432
25,424	HOCHTIEF AG (b)	2,199,670
23,642	HUGO BOSS AG (b)	1,847,891
41,487	Infineon Technologies AG (b)	1,708,528
48,607	Jungheinrich AG (Preference Shares) (b)	1,781,904
99,721	K+S AG (b)	1,738,869
10,975	KION Group AG (b)	442,410
30,992	LANXESS AG (b)	935,044
7,742	LEG Immobilien SE (b) (c)	446,704
22,086	Mercedes-Benz Group AG (b)	1,777,731
1,693	MTU Aero Engines AG (b)	439,112
36,924	Porsche Automobil Holding SE (Preference Shares) (b)	2,225,390
4,286	Rheinmetall AG (b)	1,174,159
167,129	Schaeffler AG (Preference Shares) (b) (d)	1,031,643
2,618	Siemens AG (b)	436,423
12,980	Sixt SE (b)	1,555,846
7,899	SMA Solar Technology AG (b) (c) (d)	966,174
137,751	Telefonica Deutschland Holding AG (b)	387,702
236,277	thyssenkrupp AG (b)	1,850,626

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
12,443	Volkswagen AG (Preference Shares) (b)	$1,673,244
10,462	Wacker Chemie AG (b)	1,437,210
		46,802,532
	Greece – 2.5%
963,356	Eurobank Ergasias Services and Holdings S.A. (b) (c)	1,587,213
28,971	Hellenic Telecommunications Organization S.A. (b)	496,651
74,580	Mytilineos S.A. (b)	2,633,073
262,283	National Bank of Greece S.A. (b) (c)	1,704,946
		6,421,883
	Ireland – 2.9%
25,226	CRH PLC (b)	1,391,651
9,390	Flutter Entertainment PLC (b) (c)	1,887,270
58,503	Glanbia PLC (b)	875,703
105,054	Ryanair Holdings PLC (b) (c)	1,981,388
35,208	Smurfit Kappa Group PLC (b)	1,178,270
		7,314,282
	Italy – 8.2%
1,329,257	A2A S.p.A. (b)	2,431,860
108,405	Banco BPM S.p.A. (b)	503,523
144,741	Brembo S.p.A. (b)	2,148,080
12,820	Brunello Cucinelli S.p.A. (b)	1,128,738
69,911	Buzzi S.p.A (b)	1,751,617
138,901	Enel S.p.A. (b)	936,530
151,404	Eni S.p.A. (b)	2,179,672
13,977	ERG S.p.A. (b)	412,219
22,698	Interpump Group S.p.A. (b)	1,262,393
144,474	Leonardo S.p.A. (b)	1,640,485
12,302	Moncler S.p.A. (b)	851,148
169,104	Pirelli & C S.p.A. (b) (e) (f)	835,992
40,392	Prysmian S.p.A. (b)	1,689,342
1,284,685	Telecom Italia S.p.A. (b) (c)	362,193
89,788	UniCredit S.p.A. (b)	2,087,892
164,859	Unipol Gruppo S.p.A. (b)	881,007
		21,102,691
	Jersey – 1.6%
369,557	Glencore PLC (b)	2,095,346
57,751	Wizz Air Holdings PLC (b) (c) (e) (f)	2,009,431
		4,104,777
	Luxembourg – 1.8%
70,113	ArcelorMittal S.A. (b)	1,912,973
46,459	InPost SA (b) (c)	504,204
149,161	Tenaris S.A. (b)	2,231,307
		4,648,484
Shares	Description	Value

	Netherlands – 3.4%
53,462	ABN AMRO Bank N.V. (b) (e) (f)	$830,973
2,103	ASM International N.V. (b)	892,943
9,245	Heineken Holding N.V. (b)	804,519
12,410	Koninklijke Ahold Delhaize N.V. (b)	423,095
37,505	OCI N.V. (b)	900,833
7,158	Randstad N.V. (b)	377,511
38,265	Signify N.V. (b) (e) (f)	1,072,719
31,931	STMicroelectronics N.V. (b)	1,592,508
79,532	Technip Energies NV (b)	1,832,105
		8,727,206
	Norway – 3.6%
33,085	Aker ASA, Class A (b)	1,875,189
52,048	Aker BP ASA (b)	1,221,119
75,985	Equinor ASA (b)	2,212,597
45,985	Mowi ASA (b)	729,600
228,623	Norsk Hydro ASA (b)	1,362,882
48,983	Yara International ASA (b)	1,730,663
		9,132,050
	Portugal – 0.5%
112,085	Galp Energia SGPS S.A. (b)	1,309,813
	Spain – 5.7%
39,945	ACS Actividades de Construccion y Servicios S.A. (b)	1,404,620
237,895	Banco Bilbao Vizcaya Argentaria S.A. (b)	1,827,677
790,457	Banco de Sabadell S.A. (b)	911,357
570,347	Banco Santander S.A. (b)	2,111,503
39,080	Endesa S.A. (b) (d)	839,736
13,453	Grupo Catalana Occidente S.A. (b)	413,785
37,942	Industria de Diseno Textil S.A. (b)	1,471,687
1,137,209	International Consolidated Airlines Group S.A. (b) (c)	2,346,671
137,751	Repsol S.A. (b)	2,003,450
295,093	Telefonica S.A. (b)	1,198,066
		14,528,552
	Sweden – 6.9%
22,895	AddTech AB, Class B (b)	499,304
11,908	Alfa Laval AB (b)	434,376
72,693	Beijer Ref AB (b)	928,544
44,569	Boliden AB (b)	1,291,528
90,836	Embracer Group AB (b) (c) (d)	227,160
29,707	Essity AB, Class B (b)	791,147
9,515	Evolution AB (b) (e) (f)	1,205,777
414,280	Fastighets AB Balder, Class B (b) (c)	1,516,920
59,570	H & M Hennes & Mauritz AB, Class B (b)	1,024,443

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Sweden (Continued)
102,789	Hexpol AB (b)	$1,091,409
33,086	Holmen AB, Class B (b)	1,189,136
20,934	Saab AB, Class B (b)	1,133,283
83,306	Skanska AB, Class B (b)	1,168,823
86,327	SKF AB, Class B (b)	1,504,291
297,805	SSAB AB, Class B (b)	2,065,020
72,652	Telefonaktiebolaget LM Ericsson, Class B (b)	394,740
61,765	Volvo AB, Class B (b)	1,278,228
		17,744,129
	Switzerland – 2.2%
5,436	BKW AG (b)	961,085
2,659	Cie Financiere Richemont S.A., Class A (b)	451,679
15,518	Coca-Cola HBC AG (b)	462,900
3,594	DSM-Firmenich AG	386,765
9,553	Dufry AG (b) (c)	435,731
10,942	Georg Fischer AG (b)	822,954
13,172	Holcim Ltd. (b)	887,888
2,852	Kuehne + Nagel International AG (b)	844,839
3,277	SFS Group AG (b)	431,791
		5,685,632
	United Kingdom – 16.7%
101,897	3i Group PLC (b)	2,525,716
25,645	Anglo American PLC (b)	730,203
43,439	Antofagasta PLC (b)	807,812
88,504	Associated British Foods PLC (b)	2,241,176
235,522	Barclays PLC (b)	460,114
294,442	Barratt Developments PLC (b)	1,547,505
8,182	Berkeley Group Holdings PLC (b)	407,872
201,678	BP PLC (b)	1,174,246
24,177	British American Tobacco PLC (b)	803,291
942,089	BT Group PLC (b)	1,466,016
26,558	Burberry Group PLC (b)	716,628
1,619,005	Centrica PLC (b)	2,552,755
327,561	DS Smith PLC (b)	1,133,485
331,204	easyJet PLC (b) (c)	2,035,217
114,619	Evraz PLC (b) (c) (g) (h)	0
48,061	GSK PLC (b)	851,764
196,646	IG Group Holdings PLC (b)	1,691,912
1,244,172	ITV PLC (b)	1,081,569
369,635	J Sainsbury PLC (b)	1,263,589
965,938	JD Sports Fashion PLC (b)	1,794,324
525,868	Kingfisher PLC (b)	1,549,859
822,494	Marks & Spencer Group PLC (b) (c)	2,016,118
180,226	Melrose Industries PLC (b)	1,161,212
133,927	Mondi PLC (b)	2,043,248
109,361	Persimmon PLC (b)	1,424,942
Shares	Description	Value

	United Kingdom (Continued)
18,805	Rio Tinto PLC (b)	$1,195,052
1,152,164	Rolls-Royce Holdings PLC (b) (c)	2,215,614
74,374	Shell PLC (b)	2,218,702
55,909	Standard Chartered PLC (b)	486,413
1,154,743	Taylor Wimpey PLC (b)	1,508,550
1,153,609	Vodafone Group PLC (b)	1,087,656
11,495	Whitbread PLC (b)	494,821
		42,687,381
	United States – 0.1%
4,559	Autoliv, Inc., SDR (b)	387,885
	Total Common Stocks	250,132,067
	(Cost $245,950,000)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.1%
	France – 0.3%
14,582	Covivio S.A. (b)	688,853
	United Kingdom – 0.8%
354,194	British Land (The) Co., PLC (b)	1,365,900
71,578	UNITE Group (The) PLC (b)	792,896
		2,158,796
	Total Real Estate Investment Trusts	2,847,649
	(Cost $2,862,427)
MONEY MARKET FUNDS – 0.3%
769,579	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.99% (i) (j)	769,579
	(Cost $769,579)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.0%
$2,594,043	BNP Paribas S.A., 5.01% (i), dated 6/30/23, due 7/3/23, with a maturity value of $2,595,126. Collateralized by U.S. Treasury Notes, interest rates of 1.25% to 1.50%, due 8/15/26 to 11/30/26. The value of the collateral including accrued interest is $2,648,914. (j)	2,594,043
	(Cost $2,594,043)
	Total Investments – 100.0%	256,343,338
	(Cost $252,176,049)
	Net Other Assets and Liabilities – (0.0)%	(84,641)
	Net Assets – 100.0%	$256,258,697

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At June 30, 2023, securities noted as such are valued at $252,592,951 or 98.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities, including those sold and pending settlement, is $3,270,357 and the total value of the collateral held by the Fund is $3,363,622.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(i)	Rate shown reflects yield as of June 30, 2023.
(j)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
SDR	Swedish Depositary Receipt

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$3,270,357
Non-cash Collateral (2)	(3,270,357)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$2,594,043
Non-cash Collateral (4)	(2,594,043)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Currency Exposure Diversification	% of Total Investments
Euro	62.8%
British Pound Sterling	21.4
Swedish Krona	7.1
Norwegian Krone	3.5
Danish Krone	2.0
Swiss Franc	1.9
United States Dollar	1.3
Total	100.0%

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Switzerland	$ 5,685,632	$ 386,765	$ 5,298,867	$ —
United Kingdom	42,687,381	—	42,687,381	—**
Other Country Categories*	201,759,054	—	201,759,054	—
Real Estate Investment Trusts*	2,847,649	—	2,847,649	—
Money Market Funds	769,579	769,579	—	—
Repurchase Agreements	2,594,043	—	2,594,043	—
Total Investments	$ 256,343,338	$ 1,156,344	$ 255,186,994	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 95.4%
	Brazil – 37.3%
220,070	Banco Bradesco S.A. (Preference Shares)	$756,057
370,535	Banco do Brasil S.A.	3,822,820
89,152	BB Seguridade Participacoes S.A.	572,910
329,355	Caixa Seguridade Participacoes S.A.	708,483
679,295	CCR S.A.	1,993,253
57,268	Cia de Saneamento Basico do Estado de Sao Paulo	676,590
760,050	Cia Energetica de Minas Gerais (Preference Shares)	2,041,319
187,715	Cia Siderurgica Nacional S.A.	475,540
573,018	Gerdau S.A. (Preference Shares)	3,000,201
1,057,782	Itausa S.A. (Preference Shares)	2,129,614
649,484	JBS S.A.	2,368,320
480,651	Klabin S.A.	2,185,325
617,980	Petroleo Brasileiro S.A. (Preference Shares)	3,811,234
92,925	PRIO S.A. (b)	719,615
123,282	Raia Drogasil S.A.	762,112
278,685	Suzano S.A.	2,573,713
224,909	Telefonica Brasil S.A.	2,032,457
460,783	TIM S.A.	1,406,927
144,393	Vale S.A.	1,936,619
142,951	WEG S.A.	1,127,021
		35,100,130
	Cayman Islands – 1.0%
120,091	NU Holdings Ltd./Cayman Islands (b)	947,518
	Chile – 17.1%
19,396	Banco de Credito e Inversiones S.A.	592,654
1,508,938	Cencosud S.A.	2,924,508
28,589,170	Cia Sud Americana de Vapores S.A.	1,941,591
1,701,060	Empresas CMPC S.A.	3,254,643
322,237	Empresas Copec S.A.	2,391,392
52,114,576	Enel Chile S.A.	3,386,533
247,231	Falabella S.A.	593,597
14,167	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares)	1,031,909
		16,116,827
	Colombia – 1.9%
273,831	Bancolombia S.A. (Preference Shares)	1,837,230
	Mexico – 38.1%
126,148	Arca Continental S.A.B. de C.V.	1,294,718
3,130,863	Cemex S.A.B. de C.V., Series CPO (b)	2,213,206
356,575	Coca-Cola Femsa S.A.B. de C.V.	2,977,673
Shares	Description	Value

	Mexico (Continued)
182,325	El Puerto de Liverpool S.A.B. de C.V.	$1,112,356
240,312	Fomento Economico Mexicano S.A.B. de C.V., Series UBD	2,659,198
116,477	Gruma S.A.B. de C.V., Class B	1,870,287
256,407	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	2,726,300
117,754	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	2,119,187
74,899	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	2,093,733
455,289	Grupo Bimbo S.A.B. de C.V., Series A	2,445,479
460,983	Grupo Carso S.A.B. de C.V., Series A1	3,331,401
498,619	Grupo Comercial Chedraui S.A. de C.V.	2,841,345
203,846	Grupo Financiero Banorte S.A.B. de C.V., Class O	1,677,022
532,718	Grupo Financiero Inbursa S.A.B. de C.V., Class O (b)	1,260,759
77,663	Industrias Penoles S.A.B. de C.V. (b)	1,088,516
815,707	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	1,819,936
526,871	Orbia Advance Corp. S.A.B. de C.V.	1,128,108
114,714	Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,151,228
		35,810,452
	Total Common Stocks	89,812,157
	(Cost $81,452,549)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.8%
	Mexico – 3.8%
1,640,272	Fibra Uno Administracion S.A. de C.V.	2,394,719
316,559	Prologis Property Mexico S.A. de C.V.	1,171,769
	Total Real Estate Investment Trusts	3,566,488
	(Cost $3,352,136)
	Total Investments – 99.2%	93,378,645
	(Cost $84,804,685)
	Net Other Assets and Liabilities – 0.8%	710,482
	Net Assets – 100.0%	$94,089,127

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.

See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Mexican Peso	42.2%
Brazilian Real	37.6
Chilean Peso	17.2
Colombian Peso	2.0
United States Dollar	1.0
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 89,812,157	$ 89,812,157	$ —	$ —
Real Estate Investment Trusts*	3,566,488	3,566,488	—	—
Total Investments	$ 93,378,645	$ 93,378,645	$—	$—

*	See Portfolio of Investments for country breakout.

See Notes to Financial Statements

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.1%
	Aerospace & Defense – 1.7%
26,132	Embraer S.A. (a)	$101,184
	Banks – 9.8%
24,683	Banco Bradesco S.A. (Preference Shares)	84,799
10,767	Banco do Brasil S.A.	111,084
13,265	Banco Santander Brasil S.A.	84,856
14,958	Itau Unibanco Holding S.A. (Preference Shares)	88,782
109,855	Itausa S.A. (Preference Shares)	221,169
		590,690
	Capital Markets – 0.7%
14,154	B3 S.A. - Brasil Bolsa Balcao	43,187
	Chemicals – 0.8%
7,869	Braskem S.A., Class A (Preference Shares) (a)	45,785
	Communications Equipment – 1.6%
18,421	Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira	99,603
	Consumer Staples Distribution & Retail – 4.0%
16,396	Raia Drogasil S.A.	101,358
48,016	Sendas Distribuidora S.A.	137,885
		239,243
	Containers & Packaging – 1.4%
18,725	Klabin S.A.	85,135
	Diversified Telecommunication Services – 2.9%
19,502	Telefonica Brasil S.A.	176,236
	Electric Utilities – 13.7%
32,517	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	172,222
50,352	Cia Energetica de Minas Gerais (Preference Shares)	135,234
70,913	Cia Paranaense de Energia, Class B (Preference Shares)	122,774
35,974	EDP - Energias do Brasil S.A.	177,458
4,229	Energisa S.A.	44,337
13,987	Equatorial Energia S.A.	93,915
10,786	Transmissora Alianca de Energia Eletrica S.A.	84,789
		830,729
	Electrical Equipment – 2.5%
19,421	WEG S.A.	153,114
Shares	Description	Value

	Financial Services – 3.7%
107,046	Cielo S.A.	$102,615
8,104	Pagseguro Digital, Ltd., Class A (a)	76,502
3,751	StoneCo Ltd., Class A (a)	47,787
		226,904
	Food Products – 10.4%
42,513	JBS S.A.	155,022
20,873	M. Dias Branco S.A.	185,574
21,151	Sao Martinho S.A.	150,851
17,537	SLC Agricola S.A.	139,983
		631,430
	Ground Transportation – 1.4%
10,047	Rumo S.A.	46,582
14,792	Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	37,411
		83,993
	Independent Power & Renewable Electricity Producers – 0.7%
15,673	Eneva S.A. (a)	40,163
	Insurance – 7.1%
22,186	BB Seguridade Participacoes S.A.	142,572
22,392	Caixa Seguridade Participacoes S.A.	48,168
40,383	Porto Seguro S.A.	237,160
		427,900
	Metals & Mining – 12.3%
31,456	Bradespar S.A. (Preference Shares)	145,908
51,402	Cia Siderurgica Nacional S.A.	130,217
33,422	Gerdau S.A. (Preference Shares)	174,991
72,079	Metalurgica Gerdau S.A. (Preference Shares)	177,932
8,415	Vale S.A.	112,863
		741,911
	Oil, Gas & Consumable Fuels – 12.5%
10,921	Cosan S.A.	40,735
38,158	Petroleo Brasileiro S.A. (Preference Shares)	235,330
28,218	Petroreconcavo S.A.	112,973
25,124	PRIO S.A. (a)	194,561
44,482	Ultrapar Participacoes S.A.	175,487
		759,086
	Paper & Forest Products – 1.8%
11,628	Suzano S.A.	107,387

See Notes to Financial Statements

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals – 2.0%
12,410	Hypera S.A.	$119,248
	Specialty Retail – 0.7%
12,024	Vibra Energia S.A.	45,327
	Transportation Infrastructure – 2.5%
51,841	CCR S.A.	152,117
	Water Utilities – 2.6%
13,084	Cia de Saneamento Basico do Estado de Sao Paulo	154,580
	Wireless Telecommunication Services – 2.3%
46,112	TIM S.A.	140,796
	Total Investments – 99.1%	5,995,748
	(Cost $4,417,055)
	Net Other Assets and Liabilities – 0.9%	55,638
	Net Assets – 100.0%	$6,051,386

(a)	Non-income producing security.

Country Allocation†	% of Net Assets
Brazil	97.0%
Cayman Islands	2.1
Total Investments	99.1
Net Other Assets and Liabilities	0.9
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
Brazilian Real	97.9%
United States Dollar	2.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,995,748	$ 5,995,748	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.1%
	Air Freight & Logistics – 2.3%
591,428	Sinotrans Ltd., Class H (a)	$210,959
	Automobiles – 2.2%
445,274	Dongfeng Motor Group Co., Ltd., Class H (a)	204,103
	Banks – 3.0%
176,142	Bank of China Ltd., Class H (a)	70,720
110,858	Bank of Communications Co., Ltd., Class H (a)	73,553
102,858	China Construction Bank Corp., Class H (a)	66,593
210,856	China Everbright Bank Co., Ltd., Class H (a)	60,643
		271,509
	Biotechnology – 2.9%
57,858	Akeso, Inc. (a) (b) (c) (d)	262,442
	Capital Markets – 0.5%
463,856	China Cinda Asset Management Co., Ltd., Class H (a)	46,366
	Chemicals – 0.7%
380,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H (a) (b)	59,744
	Construction & Engineering – 3.3%
117,807	China Conch Venture Holdings Ltd. (a)	153,923
579,570	Metallurgical Corp. of China Ltd., Class H (a)	143,043
		296,966
	Construction Materials – 4.3%
73,100	Anhui Conch Cement Co., Ltd., Class H (a)	194,489
234,000	China National Building Material Co., Ltd., Class H (a)	144,598
120,628	China Resources Cement Holdings Ltd. (a)	49,897
		388,984
	Consumer Staples Distribution & Retail – 4.5%
300,856	Alibaba Health Information Technology Ltd. (a) (b)	182,062
35,086	JD Health International, Inc. (a) (b) (c) (d)	222,861
		404,923
	Diversified Telecommunication Services – 2.2%
1,788,373	China Tower Corp., Ltd., Class H (a) (c) (d)	199,170
Shares	Description	Value

	Electrical Equipment – 2.1%
150,886	Dongfang Electric Corp., Ltd., Class H (a)	$193,567
	Electronic Equipment, Instruments & Components – 4.2%
100,364	Kingboard Holdings Ltd. (a)	274,512
116,856	Kingboard Laminates Holdings Ltd. (a)	110,169
		384,681
	Energy Equipment & Services – 1.8%
157,428	China Oilfield Services Ltd., Class H (a)	163,019
	Financial Services – 1.4%
163,572	Far East Horizon Ltd. (a)	129,753
	Food Products – 0.6%
64,286	Uni-President China Holdings Ltd. (a)	54,213
	Gas Utilities – 4.0%
99,786	Beijing Enterprises Holdings Ltd. (a)	362,032
	Health Care Equipment & Supplies – 1.1%
78,172	Shandong Weigao Group Medical Polymer Co., Ltd., Class H (a)	102,574
	Health Care Providers & Services – 5.1%
26,742	Hygeia Healthcare Holdings Co., Ltd. (a) (c) (d)	145,252
100,800	Sinopharm Group Co., Ltd., Class H (a)	315,554
		460,806
	Hotels, Restaurants & Leisure – 0.5%
21,858	Haidilao International Holding Ltd. (a) (c) (d)	48,337
	Industrial Conglomerates – 1.2%
157,500	Fosun International Ltd. (a)	108,529
	Insurance – 5.0%
154,542	China Taiping Insurance Holdings Co., Ltd. (a)	160,997
386,714	People’s Insurance Co. Group of China (The) Ltd., Class H (a)	140,463
135,802	PICC Property & Casualty Co., Ltd., Class H (a)	151,210
		452,670

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services – 0.3%
5,528	Hangzhou Tigermed Consulting Co., Ltd., Class H (a) (c) (d)	$31,588
	Marine Transportation – 6.0%
313,844	COSCO SHIPPING Holdings Co., Ltd., Class H (a)	283,704
19,500	Orient Overseas International Ltd. (a)	261,938
		545,642
	Metals & Mining – 12.8%
601,714	Aluminum Corp. of China Ltd., Class H (a)	260,438
271,127	China Hongqiao Group Ltd. (a)	221,453
217,286	Jiangxi Copper Co., Ltd., Class H (a)	335,878
236,572	Zijin Mining Group Co., Ltd., Class H (a)	350,335
		1,168,104
	Oil, Gas & Consumable Fuels – 13.3%
236,360	China Coal Energy Co., Ltd., Class H (a)	175,997
529,714	China Petroleum & Chemical Corp., Class H (a)	311,440
242,263	Inner Mongolia Yitai Coal Co., Ltd., Class B (a)	331,770
560,570	PetroChina Co., Ltd., Class H (a)	389,236
		1,208,443
	Pharmaceuticals – 5.2%
395,000	China Resources Pharmaceutical Group Ltd. (a) (c) (d)	344,793
128,572	Simcere Pharmaceutical Group Ltd. (a) (c) (d)	127,879
		472,672
	Real Estate Management & Development – 5.6%
65,572	C&D International Investment Group Ltd. (a)	149,537
48,564	China Overseas Land & Investment Ltd. (a)	106,241
25,200	China Resources Mixc Lifestyle Services Ltd. (a) (c) (d)	125,525
106,428	Yuexiu Property Co., Ltd. (a)	124,007
		505,310
Shares	Description	Value

	Transportation Infrastructure – 2.0%
131,142	China Merchants Port Holdings Co., Ltd. (a)	$185,524
	Total Common Stocks	8,922,630
	(Cost $10,311,581)
REAL ESTATE INVESTMENT TRUSTS – 0.0%
	Diversified REITs – 0.0%
6,598	Yuexiu Real Estate Investment Trust (a)	1,409
	(Cost $1,717)
	Total Investments – 98.1%	8,924,039
	(Cost $10,313,298)
	Net Other Assets and Liabilities – 1.9%	174,126
	Net Assets – 100.0%	$9,098,165

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At June 30, 2023, securities noted as such are valued at $8,924,039 or 98.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Country Allocation†	% of Net Assets
China	55.1%
Cayman Islands	20.0
Hong Kong	18.1
Bermuda	4.9
Total Investments	98.1
Net Other Assets and Liabilities	1.9
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	96.3%
United States Dollar	3.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,922,630	$ —	$ 8,922,630	$ —
Real Estate Investment Trusts*	1,409	—	1,409	—
Total Investments	$ 8,924,039	$—	$ 8,924,039	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Air Freight & Logistics – 1.2%
30,500	NIPPON EXPRESS HOLDINGS, Inc. (a)	$1,720,451
	Automobile Components – 2.9%
48,900	Aisin Corp. (a)	1,510,078
94,200	Niterra Co., Ltd. (a)	1,889,992
76,300	Sumitomo Electric Industries Ltd. (a)	934,842
		4,334,912
	Automobiles – 6.6%
56,800	Honda Motor Co., Ltd. (a)	1,720,691
37,200	Isuzu Motors Ltd. (a)	451,282
228,900	Mazda Motor Corp. (a)	2,212,133
451,000	Mitsubishi Motors Corp. (a)	1,577,026
274,800	Nissan Motor Co., Ltd. (a)	1,127,816
28,600	Subaru Corp. (a)	538,646
76,200	Yamaha Motor Co., Ltd. (a)	2,190,613
		9,818,207
	Banks – 6.4%
59,700	Chiba Bank (The) Ltd. (a)	362,029
19,100	Fukuoka Financial Group, Inc. (a)	394,768
323,300	Mitsubishi UFJ Financial Group, Inc. (a)	2,383,068
123,900	Mizuho Financial Group, Inc. (a)	1,893,870
159,200	Resona Holdings, Inc. (a)	762,246
54,400	Sumitomo Mitsui Financial Group, Inc. (a)	2,331,554
37,600	Sumitomo Mitsui Trust Holdings, Inc. (a)	1,333,882
		9,461,417
	Broadline Retail – 0.3%
39,800	Isetan Mitsukoshi Holdings Ltd. (a)	404,613
	Building Products – 1.0%
39,100	AGC, Inc. (a)	1,406,659
	Capital Markets – 0.3%
23,000	SBI Holdings, Inc. (a)	443,577
	Chemicals – 6.3%
122,300	Asahi Kasei Corp. (a)	828,102
252,100	Mitsubishi Chemical Group Corp. (a)	1,516,288
57,800	Mitsui Chemicals, Inc. (a)	1,703,699
14,800	Nitto Denko Corp. (a)	1,098,541
17,800	Shin-Etsu Chemical Co., Ltd. (a)	594,840
485,000	Sumitomo Chemical Co., Ltd. (a)	1,474,115
183,300	Tosoh Corp. (a)	2,168,096
		9,383,681
Shares	Description	Value

	Commercial Services & Supplies – 3.0%
43,400	Dai Nippon Printing Co., Ltd. (a)	$1,232,805
147,200	Toppan, Inc. (a)	3,181,239
		4,414,044
	Construction & Engineering – 1.5%
112,200	Kajima Corp. (a)	1,694,066
13,400	Taisei Corp. (a)	468,174
		2,162,240
	Consumer Staples Distribution & Retail – 3.2%
11,500	Lawson, Inc. (a)	509,907
35,100	MatsukiyoCocokara & Co. (a)	1,971,608
30,500	Seven & i Holdings Co., Ltd. (a)	1,317,666
29,500	Sundrug Co., Ltd. (a)	875,046
		4,674,227
	Electric Utilities – 2.4%
126,400	Chubu Electric Power Co., Inc. (a)	1,542,016
89,600	Kansai Electric Power (The) Co., Inc. (a)	1,124,158
241,600	Tokyo Electric Power Co., Holdings, Inc. (a) (b)	886,146
		3,552,320
	Electronic Equipment, Instruments & Components – 1.6%
30,100	Taiyo Yuden Co., Ltd. (a)	861,650
39,600	TDK Corp. (a)	1,544,592
		2,406,242
	Entertainment – 0.3%
4,500	Toei Animation Co., Ltd. (a)	416,101
	Financial Services – 1.4%
354,300	Mitsubishi HC Capital, Inc. (a)	2,103,624
	Gas Utilities – 1.0%
66,800	Tokyo Gas Co., Ltd. (a)	1,457,417
	Ground Transportation – 1.4%
79,800	Seibu Holdings, Inc. (a)	822,064
30,200	West Japan Railway Co. (a)	1,256,080
		2,078,144
	Household Durables – 4.4%
115,200	Iida Group Holdings Co., Ltd. (a)	1,946,746
51,600	Panasonic Holdings Corp. (a)	632,715
31,100	Sekisui Chemical Co., Ltd. (a)	449,308
24,600	Sekisui House Ltd. (a)	496,910
123,300	Sumitomo Forestry Co., Ltd. (a)	2,994,893
		6,520,572

See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Industrial Conglomerates – 0.7%
17,300	Hitachi Ltd. (a)	$1,075,654
	Insurance – 5.3%
76,600	Dai-ichi Life Holdings, Inc. (a)	1,456,924
155,400	Japan Post Holdings Co., Ltd. (a)	1,116,899
49,500	Japan Post Insurance Co., Ltd. (a)	743,932
27,000	MS&AD Insurance Group Holdings, Inc. (a)	956,132
150,900	T&D Holdings, Inc. (a)	2,213,076
61,100	Tokio Marine Holdings, Inc. (a)	1,408,573
		7,895,536
	IT Services – 0.8%
24,800	NEC Corp. (a)	1,203,110
	Machinery – 6.7%
58,100	Hitachi Construction Machinery Co., Ltd. (a)	1,633,627
12,400	Hoshizaki Corp. (a)	445,193
44,700	IHI Corp. (a)	1,212,371
74,400	Kawasaki Heavy Industries, Ltd. (a)	1,904,829
19,900	Komatsu Ltd. (a)	538,256
43,900	Mitsubishi Heavy Industries Ltd. (a)	2,050,361
137,000	NGK Insulators Ltd. (a)	1,636,813
7,800	Toyota Industries Corp. (a)	558,824
		9,980,274
	Marine Transportation – 4.5%
103,300	Kawasaki Kisen Kaisha Ltd. (a)	2,532,917
87,300	Mitsui OSK Lines Ltd. (a) (c)	2,100,362
92,500	Nippon Yusen KK (a)	2,054,300
		6,687,579
	Metals & Mining – 4.9%
187,000	JFE Holdings, Inc. (a)	2,673,457
125,300	Nippon Steel Corp. (a)	2,622,439
61,600	Sumitomo Metal Mining Co., Ltd. (a)	1,988,583
		7,284,479
	Oil, Gas & Consumable Fuels – 4.3%
641,400	ENEOS Holdings, Inc. (a)	2,204,633
93,600	Idemitsu Kosan Co., Ltd. (a)	1,878,088
205,800	Inpex Corp. (a)	2,261,014
		6,343,735
	Paper & Forest Products – 1.1%
433,100	Oji Holdings Corp. (a)	1,619,390
Shares	Description	Value

	Passenger Airlines – 2.2%
61,600	ANA Holdings, Inc. (a) (b)	$1,467,330
85,400	Japan Airlines Co., Ltd. (a)	1,851,767
		3,319,097
	Pharmaceuticals – 0.3%
6,600	Eisai Co., Ltd. (a)	447,309
	Real Estate Management & Development – 0.4%
91,700	Tokyu Fudosan Holdings Corp. (a)	525,606
	Semiconductors & Semiconductor Equipment – 5.3%
8,900	Disco Corp. (a)	1,411,059
97,300	Renesas Electronics Corp. (a) (b)	1,836,276
12,100	Rohm Co., Ltd. (a)	1,146,163
50,800	Shinko Electric Industries Co., Ltd. (a)	2,088,872
98,200	SUMCO Corp. (a)	1,393,182
		7,875,552
	Specialty Retail – 0.8%
15,100	ABC-Mart, Inc. (a)	820,584
4,500	Shimamura Co., Ltd. (a)	425,490
		1,246,074
	Technology Hardware, Storage & Peripherals – 2.4%
114,300	Brother Industries Ltd. (a)	1,672,960
119,900	Seiko Epson Corp. (a)	1,871,901
		3,544,861
	Textiles, Apparel & Luxury Goods – 1.2%
39,300	Asics Corp. (a)	1,216,179
6,000	Goldwin, Inc. (a)	510,854
		1,727,033
	Trading Companies & Distributors – 12.9%
55,500	ITOCHU Corp. (a)	2,204,547
189,900	Marubeni Corp. (a)	3,236,657
67,200	Mitsubishi Corp. (a)	3,248,912
74,600	Mitsui & Co., Ltd. (a)	2,823,448
114,200	Sojitz Corp. (a)	2,527,280
130,800	Sumitomo Corp. (a)	2,774,919
47,300	Toyota Tsusho Corp. (a)	2,363,870
		19,179,633

See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Transportation Infrastructure – 0.8%
26,300	Japan Airport Terminal Co., Ltd. (a)	$1,189,584
	Total Common Stocks	147,902,954
	(Cost $134,665,516)
MONEY MARKET FUNDS – 0.1%
92,171	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.99% (d) (e)	92,171
	(Cost $92,171)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.2%
$310,684	BNP Paribas S.A., 5.01% (d), dated 6/30/23, due 7/3/23, with a maturity value of $310,814. Collateralized by U.S. Treasury Notes, interest rates of 1.25% to 1.50%, due 8/15/26 to 11/30/26. The value of the collateral including accrued interest is $317,256. (e)	310,684
	(Cost $310,684)
	Total Investments – 100.1%	148,305,809
	(Cost $135,068,371)
	Net Other Assets and Liabilities – (0.1)%	(109,250)
	Net Assets – 100.0%	$148,196,559

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At June 30, 2023, securities noted as such are valued at $147,902,954 or 99.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities, including those sold and pending settlement, is $386,149 and the total value of the collateral held by the Fund is $402,855.
(d)	Rate shown reflects yield as of June 30, 2023.
(e)	This security serves as collateral for securities on loan.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$386,149
Non-cash Collateral (2)	(386,149)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$310,684
Non-cash Collateral (4)	(310,684)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Country Allocation†	% of Net Assets
Japan	99.8%
United States	0.3
Total Investments	100.1
Net Other Assets and Liabilities	(0.1)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
Japanese Yen	99.7%
United States Dollar	0.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 147,902,954	$ —	$ 147,902,954	$ —
Money Market Funds	92,171	92,171	—	—
Repurchase Agreements	310,684	—	310,684	—
Total Investments	$ 148,305,809	$ 92,171	$ 148,213,638	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.8%
	Australia – 3.6%
195,892	BlueScope Steel Ltd. (b)	$2,696,027
35,102	Fortescue Metals Group Ltd. (b)	520,869
1,261,094	Incitec Pivot Ltd. (b)	2,307,621
477,006	Qantas Airways Ltd. (b) (c)	1,976,769
457,651	Santos Ltd. (b)	2,289,851
68,352	Seven Group Holdings Ltd. (b)	1,127,226
722,603	South32 Ltd. (b)	1,819,223
586,512	Whitehaven Coal Ltd. (b)	2,629,243
94,713	Woodside Energy Group Ltd. (b)	2,190,861
		17,557,690
	Austria – 1.7%
31,246	ANDRITZ AG (b)	1,742,585
48,545	OMV AG (b)	2,061,327
103,104	Raiffeisen Bank International AG (b) (c)	1,636,144
77,790	voestalpine AG (b)	2,795,484
		8,235,540
	Belgium – 1.3%
3,201	Ackermans & van Haaren N.V. (b)	527,035
57,227	KBC Ancora (b)	2,616,397
9,148	Melexis N.V. (b)	898,317
18,478	Solvay S.A. (b)	2,066,210
		6,107,959
	Canada – 8.5%
31,591	Alimentation Couche-Tard, Inc.	1,619,911
233,384	ARC Resources Ltd.	3,112,961
50,579	ATS Corp. (c)	2,327,073
48,494	Bombardier, Inc. (c)	2,390,748
32,329	Brookfield Asset Management Ltd.	1,055,222
19,137	Canadian Natural Resources Ltd.	1,075,919
91,039	Cenovus Energy, Inc.	1,546,237
375,031	Crescent Point Energy Corp.	2,525,213
3,980	Fairfax Financial Holdings Ltd.	2,981,177
31,232	Imperial Oil Ltd.	1,597,966
155,896	Lundin Mining Corp.	1,221,514
131,840	MEG Energy Corp. (c)	2,089,934
28,678	Nutrien Ltd.	1,693,079
16,343	Pembina Pipeline Corp.	513,822
21,540	SNC-Lavalin Group, Inc.	565,024
27,171	Stantec, Inc.	1,773,934
68,212	Suncor Energy, Inc.	2,000,920
43,499	Teck Resources Ltd., Class B	1,830,258
13,310	TFI International, Inc.	1,516,421
52,142	Tourmaline Oil Corp.	2,456,844
37,112	West Fraser Timber Co., Ltd.	3,188,312
342,372	Whitecap Resources, Inc. (d)	2,395,764
		41,478,253
	Cayman Islands – 1.2%
173,971	CK Asset Holdings Ltd. (b)	966,715
Shares	Description	Value

	Cayman Islands (Continued)
255,693	CK Hutchison Holdings Ltd. (b)	$1,560,582
826,967	Shimao Group Holdings Ltd. (b) (c) (e)	63,321
738,500	SITC International Holdings Co., Ltd. (b)	1,352,319
3,547,217	WH Group Ltd. (b) (f) (g)	1,889,156
		5,832,093
	Denmark – 1.0%
1,455	AP Moller - Maersk A.S., Class B (b)	2,558,250
8,199	DSV A.S. (b)	1,722,131
5,531	Pandora A.S. (b)	494,370
		4,774,751
	Finland – 0.9%
48,472	Metso Oyj (b)	584,899
431,102	Nokia Oyj (b)	1,806,256
162,490	Stora Enso Oyj, Class R (b)	1,885,201
		4,276,356
	France – 7.3%
49,225	Accor S.A. (b)	1,831,732
77,617	Alstom S.A. (b)	2,316,927
9,939	Alten S.A. (b) (d)	1,567,422
21,440	Arkema S.A. (b)	2,021,716
427,645	Bollore SE (b)	2,666,909
26,122	Carrefour S.A. (b)	495,031
9,301	Cie de Saint-Gobain (b)	566,304
34,584	Cie Generale des Etablissements Michelin SCA (b)	1,023,041
137,943	Elis S.A. (b)	2,683,434
133,570	Engie S.A. (b)	2,224,330
7,430	Eurazeo SE (b)	523,115
121,999	Forvia (b) (c)	2,879,311
521	Hermes International (b)	1,132,508
15,448	Interparfums S.A. (b)	1,101,637
576	LVMH Moet Hennessy Louis Vuitton SE (b)	543,117
20,338	Publicis Groupe S.A. (b)	1,632,252
25,885	Renault S.A. (b)	1,092,181
110,857	Rexel S.A. (b)	2,739,712
7,130	Safran S.A. (b)	1,117,340
5,037	Sopra Steria Group SACA (b)	1,005,613
17,905	TotalEnergies SE (b)	1,027,830
25,735	Valeo (b)	553,026
68,545	Veolia Environnement S.A. (b)	2,169,823
4,604	Vinci S.A. (b)	534,964
		35,449,275
	Germany – 9.8%
17,164	Aurubis AG (b)	1,473,727
24,108	Bayerische Motoren Werke AG (b)	2,965,455
100,321	Commerzbank AG (b)	1,112,144
28,245	Continental AG (b)	2,133,921

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
46,930	Daimler Truck Holding AG (b)	$1,691,458
237,165	Deutsche Lufthansa AG (b) (c)	2,431,783
22,590	Deutsche Post AG (b)	1,103,798
211,593	E.ON SE (b)	2,702,975
19,583	Fresenius SE & Co., KGaA (b)	543,169
12,964	FUCHS SE (Preference Shares) (b)	512,917
36,176	Heidelberg Materials AG (b)	2,975,064
43,974	Hensoldt AG (b)	1,444,317
31,659	HOCHTIEF AG (b)	2,739,119
29,442	HUGO BOSS AG (b)	2,301,227
38,747	Infineon Technologies AG (b)	1,595,689
45,397	Jungheinrich AG (Preference Shares) (b)	1,664,228
124,180	K+S AG (b)	2,165,368
25,728	LANXESS AG (b)	776,227
20,628	Mercedes-Benz Group AG (b)	1,660,374
2,111	MTU Aero Engines AG (b)	547,528
45,981	Porsche Automobil Holding SE (Preference Shares) (b)	2,771,250
5,336	Rheinmetall AG (b)	1,461,809
208,123	Schaeffler AG (Preference Shares) (b)	1,284,688
3,261	Siemens AG (b)	543,611
12,115	Sixt SE (b)	1,452,163
4,918	SMA Solar Technology AG (b) (c) (d)	601,550
294,231	thyssenkrupp AG (b)	2,304,548
11,620	Volkswagen AG (Preference Shares) (b)	1,562,573
9,773	Wacker Chemie AG (b)	1,342,559
		47,865,239
	Greece – 1.6%
1,599,539	Eurobank Ergasias Services and Holdings S.A. (b) (c)	2,635,381
92,874	Mytilineos S.A. (b)	3,278,949
326,619	National Bank of Greece S.A. (b) (c)	2,123,156
		8,037,486
	Ireland – 1.3%
10,471	CRH PLC (b)	577,657
8,769	Flutter Entertainment PLC (b) (c)	1,762,457
72,853	Glanbia PLC (b)	1,090,501
130,822	Ryanair Holdings PLC (b) (c)	2,467,390
14,613	Smurfit Kappa Group PLC (b)	489,038
		6,387,043
	Israel – 0.4%
315,585	ICL Group Ltd. (b)	1,732,180
	Italy – 4.1%
1,324,243	A2A S.p.A. (b)	2,422,687
180,244	Brembo S.p.A. (b)	2,674,974
Shares	Description	Value

	Italy (Continued)
15,963	Brunello Cucinelli S.p.A. (b)	$1,405,464
87,060	Buzzi S.p.A (b)	2,181,285
172,973	Enel S.p.A. (b)	1,166,258
188,538	Eni S.p.A. (b)	2,714,267
28,268	Interpump Group S.p.A. (b)	1,572,179
134,935	Leonardo S.p.A. (b)	1,532,171
7,660	Moncler S.p.A. (b)	529,978
50,299	Prysmian S.p.A. (b)	2,103,690
83,857	UniCredit S.p.A. (b)	1,949,975
		20,252,928
	Japan – 21.2%
23,200	Advantest Corp. (b)	3,124,669
19,300	Aisin Corp. (b)	596,002
75,000	Asics Corp. (b)	2,320,952
12,800	BayCurrent Consulting, Inc. (b)	481,305
70,500	Brother Industries Ltd. (b)	1,031,878
19,000	Dai Nippon Printing Co., Ltd. (b)	539,707
453,700	ENEOS Holdings, Inc. (b)	1,559,467
11,000	Goldwin, Inc. (b)	936,566
23,000	Hitachi Construction Machinery Co., Ltd. (b)	646,703
40,100	Honda Motor Co., Ltd. (b)	1,214,784
121,500	Idemitsu Kosan Co., Ltd. (b)	2,437,902
97,800	Iida Group Holdings Co., Ltd. (b)	1,652,707
251,900	Inpex Corp. (b)	2,767,490
89,000	Isuzu Motors Ltd. (b)	1,079,680
16,300	ITOCHU Corp. (b)	647,461
167,600	JFE Holdings, Inc. (b)	2,396,103
44,200	Kajima Corp. (b)	667,359
48,500	Kawasaki Heavy Industries, Ltd. (b)	1,241,723
116,400	Kawasaki Kisen Kaisha Ltd. (b)	2,854,129
21,500	Komatsu Ltd. (b)	581,532
25,200	Lawson, Inc. (b)	1,117,362
196,100	Marubeni Corp. (b)	3,342,330
287,200	Mazda Motor Corp. (b)	2,775,555
44,600	Mitsubishi Corp. (b)	2,156,272
103,000	Mitsubishi HC Capital, Inc. (b)	611,553
539,300	Mitsubishi Motors Corp. (b)	1,885,787
51,200	Mitsui & Co., Ltd. (b)	1,937,809
41,300	Mitsui Chemicals, Inc. (b)	1,217,349
106,100	Mitsui OSK Lines Ltd. (b) (d)	2,552,674
27,800	NEC Corp. (b)	1,348,648
160,800	NGK Insulators Ltd. (b)	1,921,164
26,600	NIPPON EXPRESS HOLDINGS, Inc. (b)	1,500,459
56,800	Nippon Paint Holdings Co., Ltd. (b)	470,077
112,700	Nippon Steel Corp. (b)	2,358,730
113,900	Nippon Yusen KK (b)	2,529,566
140,600	Nissan Motor Co., Ltd. (b)	577,041
103,000	Niterra Co., Ltd. (b)	2,066,552

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
16,400	Nitto Denko Corp. (b)	$1,217,302
268,600	Oji Holdings Corp. (b)	1,004,313
64,700	Osaka Gas Co., Ltd. (b)	991,709
183,700	Renesas Electronics Corp. (b) (c)	3,466,844
6,500	Rohm Co., Ltd. (b)	615,708
23,800	Sanrio Co., Ltd. (b)	1,021,300
56,000	Sega Sammy Holdings, Inc. (b)	1,199,676
112,200	Seiko Epson Corp. (b)	1,751,687
49,200	Shin-Etsu Chemical Co., Ltd. (b)	1,644,163
34,400	Shinko Electric Industries Co., Ltd. (b)	1,414,512
11,600	Shionogi & Co., Ltd. (b)	489,282
102,000	Sojitz Corp. (b)	2,257,291
99,900	Subaru Corp. (b)	1,881,494
70,900	SUMCO Corp. (b)	1,005,872
316,100	Sumitomo Chemical Co., Ltd. (b)	960,758
120,400	Sumitomo Corp. (b)	2,554,283
41,500	Sumitomo Electric Industries Ltd. (b)	508,466
107,300	Sumitomo Forestry Co., Ltd. (b)	2,606,261
69,500	Sumitomo Metal Mining Co., Ltd. (b)	2,243,613
13,200	Sumitomo Mitsui Financial Group, Inc. (b)	565,745
29,600	TDK Corp. (b)	1,154,544
141,100	Tokyo Gas Co., Ltd. (b)	3,078,466
52,700	Toppan, Inc. (b)	1,138,935
156,680	Tosoh Corp. (b)	1,853,231
49,900	Toyota Tsusho Corp. (b)	2,493,808
81,500	Yamaha Motor Co., Ltd. (b)	2,342,979
125,600	Yokohama Rubber (The) Co., Ltd. (b)	2,759,355
		103,368,644
	Jersey – 0.9%
368,163	Glencore PLC (b)	2,087,442
71,918	Wizz Air Holdings PLC (b) (c) (f) (g)	2,502,369
		4,589,811
	Luxembourg – 1.5%
87,308	ArcelorMittal S.A. (b)	2,382,124
57,854	InPost SA (b) (c)	627,870
684,721	Samsonite International S.A. (b) (c) (f) (g)	1,936,250
148,598	Tenaris S.A. (b)	2,222,885
		7,169,129
	Netherlands – 2.0%
66,575	ABN AMRO Bank N.V. (b) (f) (g)	1,034,792
2,616	ASM International N.V. (b)	1,110,764
17,266	Heineken Holding N.V. (b)	1,502,524
Shares	Description	Value

	Netherlands (Continued)
30,909	Koninklijke Ahold Delhaize N.V. (b)	$1,053,781
15,567	OCI N.V. (b)	373,904
31,765	Signify N.V. (b) (f) (g)	890,499
29,824	STMicroelectronics N.V. (b)	1,487,424
99,041	Technip Energies NV (b)	2,281,516
		9,735,204
	Norway – 1.8%
41,201	Aker ASA, Class A (b)	2,335,187
43,209	Aker BP ASA (b)	1,013,744
75,699	Equinor ASA (b)	2,204,269
213,525	Norsk Hydro ASA (b)	1,272,879
60,998	Yara International ASA (b)	2,155,176
		8,981,255
	Portugal – 0.1%
46,525	Galp Energia SGPS S.A. (b)	543,686
	Singapore – 1.0%
289,500	City Developments Ltd. (b)	1,444,021
1,255,200	Genting Singapore Ltd. (b)	875,220
647,900	Sembcorp Industries Ltd. (b)	2,760,745
		5,079,986
	South Korea – 11.7%
2,112	CJ CheilJedang Corp. (b)	432,793
17,890	CosmoAM&T Co., Ltd. (b) (c)	2,555,096
15,332	Ecopro BM Co., Ltd. (b) (d)	2,916,592
6,905	Ecopro Co., Ltd. (b) (d)	3,988,510
16,911	Hana Financial Group, Inc. (b)	504,836
27,753	Hanwha Aerospace Co., Ltd. (b)	2,687,862
169,121	HMM Co., Ltd. (b) (d)	2,431,821
21,713	Hyundai Glovis Co., Ltd. (b)	3,269,005
6,375	Hyundai Mobis Co., Ltd. (b)	1,128,675
7,462	Hyundai Motor Co. (b)	1,173,730
59,509	Hyundai Steel Co. (b)	1,533,465
68,152	Industrial Bank of Korea (b)	536,114
33,992	Kia Corp. (b)	2,289,736
118,678	Korean Air Lines Co., Ltd. (b)	2,201,613
70,117	KT Corp. (b)	1,587,231
10,976	L&F Co., Ltd. (b)	2,042,811
2,901	LG Chem Ltd. (b)	1,476,788
5,971	LG Electronics, Inc. (b)	577,924
10,180	LG Innotek Co., Ltd. (b)	2,411,549
190,671	LG Uplus Corp. (b)	1,555,766
3,607	Lotte Chemical Corp. (b)	424,515
10,104	POSCO Future M Co., Ltd. (b)	2,726,002
9,352	POSCO Holdings, Inc. (b)	2,767,743
9,017	Samsung Electro-Mechanics Co., Ltd. (b)	995,509
43,019	Samsung Electronics Co., Ltd. (b)	2,368,767
108,570	Samsung Engineering Co., Ltd. (b) (c)	2,341,342
2,808	Samsung SDI Co., Ltd. (b)	1,433,862

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
17,803	Samsung SDS Co., Ltd. (b)	$1,668,827
19,472	Shinhan Financial Group Co., Ltd. (b)	503,395
7,679	SK Innovation Co., Ltd. (b) (h)	930,957
14,250	SK Telecom Co., Ltd. (b)	504,247
3,990	SK, Inc. (b)	452,604
42,968	S-Oil Corp. (b)	2,183,247
60,328	Woori Financial Group, Inc. (b)	541,919
		57,144,853
	Spain – 3.5%
66,324	ACS Actividades de Construccion y Servicios S.A. (b)	2,332,207
296,248	Banco Bilbao Vizcaya Argentaria S.A. (b)	2,275,985
984,343	Banco de Sabadell S.A. (b)	1,134,898
710,243	Banco Santander S.A. (b)	2,629,418
72,998	Endesa S.A. (b) (d)	1,568,554
47,247	Industria de Diseno Textil S.A. (b)	1,832,607
1,416,148	International Consolidated Airlines Group S.A. (b) (c)	2,922,271
137,230	Repsol S.A. (b)	1,995,873
122,492	Telefonica S.A. (b)	497,312
		17,189,125
	Sweden – 3.3%
14,829	Alfa Laval AB (b)	540,927
60,350	Beijer Ref AB (b)	770,880
27,752	Boliden AB (b)	804,202
36,995	Essity AB, Class B (b)	985,239
11,849	Evolution AB (b) (f) (g)	1,501,551
386,922	Fastighets AB Balder, Class B (b) (c)	1,416,746
74,181	H & M Hennes & Mauritz AB, Class B (b)	1,275,713
128,001	Hexpol AB (b)	1,359,109
17,378	Saab AB, Class B (b)	940,776
34,581	Skanska AB, Class B (b)	485,188
107,502	SKF AB, Class B (b)	1,873,276
370,855	SSAB AB, Class B (b)	2,571,558
76,915	Volvo AB, Class B (b)	1,591,758
		16,116,923
	Switzerland – 1.2%
6,771	BKW AG (b)	1,197,112
3,312	Cie Financiere Richemont S.A., Class A (b)	562,603
19,324	Coca-Cola HBC AG (b)	576,433
11,896	Dufry AG (b) (c)	542,600
6,812	Georg Fischer AG (b)	512,334
16,401	Holcim Ltd. (b)	1,105,546
3,551	Kuehne + Nagel International AG (b)	1,051,902
Shares	Description	Value

	Switzerland (Continued)
4,081	SFS Group AG (b)	$537,730
		6,086,260
	United Kingdom – 7.8%
126,892	3i Group PLC (b)	3,145,267
88,170	Associated British Foods PLC (b)	2,232,718
183,332	Barratt Developments PLC (b)	963,542
251,146	BP PLC (b)	1,462,267
586,583	BT Group PLC (b)	912,801
16,535	Burberry Group PLC (b)	446,172
2,016,123	Centrica PLC (b)	3,178,908
135,968	DS Smith PLC (b)	470,501
412,444	easyJet PLC (b) (c)	2,534,429
183,659	IG Group Holdings PLC (b)	1,580,174
516,448	ITV PLC (b)	448,953
460,303	J Sainsbury PLC (b)	1,573,536
1,202,868	JD Sports Fashion PLC (b)	2,234,444
327,426	Kingfisher PLC (b)	965,003
1,024,240	Marks & Spencer Group PLC (b) (c)	2,510,643
112,218	Melrose Industries PLC (b)	723,031
166,780	Mondi PLC (b)	2,544,467
102,137	Persimmon PLC (b)	1,330,815
1,434,772	Rolls-Royce Holdings PLC (b) (c)	2,759,070
92,617	Shell PLC (b)	2,762,921
1,437,984	Taylor Wimpey PLC (b)	1,878,574
957,717	Vodafone Group PLC (b)	902,963
14,316	Whitbread PLC (b)	616,255
		38,177,454
	United States – 0.1%
5,676	Autoliv, Inc., SDR (b)	482,921
	Total Common Stocks	482,652,044
	(Cost $452,162,973)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.7%
	Hong Kong – 0.2%
164,360	Link REIT (b)	915,012
	Singapore – 0.3%
1,610,000	Frasers Logistics & Commercial Trust (b) (f)	1,490,774
	United Kingdom – 0.2%
330,806	British Land (The) Co., PLC (b)	1,275,708
	Total Real Estate Investment Trusts	3,681,494
	(Cost $3,621,429)

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 0.7%
3,183,487	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.99% (i) (j)	$3,183,487
	(Cost $3,183,487)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 2.2%
$10,730,682	BNP Paribas S.A., 5.01% (i), dated 6/30/23, due 7/3/23, with a maturity value of $10,735,162. Collateralized by U.S. Treasury Notes, interest rates of 1.25% to 1.50%, due 8/15/26 to 11/30/26. The value of the collateral including accrued interest is $10,957,668. (j)	10,730,682
	(Cost $10,730,682)
	Total Investments – 102.4%	500,247,707
	(Cost $469,698,571)
	Net Other Assets and Liabilities – (2.4)%	(11,553,973)
	Net Assets – 100.0%	$488,693,734

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At June 30, 2023, securities noted as such are valued at $444,855,285 or 91.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities, including those sold and pending settlement, is $13,376,056 and the total value of the collateral held by the Fund is $13,914,169.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(g)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(h)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. For the six months ended June 30, 2023, the Fund received 271 PIK shares of SK Innovation Co., Ltd.
(i)	Rate shown reflects yield as of June 30, 2023.
(j)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
SDR	Swedish Depositary Receipt

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$13,376,056
Non-cash Collateral (2)	(13,376,056)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$10,730,682
Non-cash Collateral (4)	(10,730,682)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Currency Exposure Diversification	% of Total Investments
Euro	32.8%
Japanese Yen	20.7
South Korean Won	11.4
British Pound Sterling	10.0
Canadian Dollar	8.3
Australian Dollar	3.5
Swedish Krona	3.3
United States Dollar	2.8
Norwegian Krone	1.8
Hong Kong Dollar	1.7
Singapore Dollar	1.3
Swiss Franc	1.1
Danish Krone	1.0
Israeli Shekel	0.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 41,478,253	$ 41,478,253	$ —	$ —
Other Country Categories*	441,173,791	—	441,173,791	—
Real Estate Investment Trusts*	3,681,494	—	3,681,494	—
Money Market Funds	3,183,487	3,183,487	—	—
Repurchase Agreements	10,730,682	—	10,730,682	—
Total Investments	$ 500,247,707	$ 44,661,740	$ 455,585,967	$—

*	See Portfolio of Investments for country breakout.

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.2%
	Bermuda – 1.3%
2,445,510	Kunlun Energy Co., Ltd. (b)	$1,926,472
277,896	Orient Overseas International Ltd. (b)	3,732,889
		5,659,361
	Brazil – 7.8%
371,973	Banco do Brasil S.A.	3,837,656
423,888	Cia Energetica de Minas Gerais (Preference Shares)	1,138,465
958,735	Gerdau S.A. (Preference Shares)	5,019,733
1,769,810	Itausa S.A. (Preference Shares)	3,563,128
1,086,674	JBS S.A.	3,962,518
268,064	Klabin S.A.	1,218,778
1,033,962	Petroleo Brasileiro S.A. (Preference Shares)	6,376,696
466,277	Suzano S.A.	4,306,163
250,868	Telefonica Brasil S.A.	2,267,044
181,191	Vale S.A.	2,430,159
		34,120,340
	Cayman Islands – 4.6%
1,458,112	C&D International Investment Group Ltd. (b)	3,325,230
2,995,137	China Hongqiao Group Ltd. (b)	2,446,387
1,566,272	China Overseas Property Holdings Ltd. (b)	1,582,924
1,691,105	China State Construction International Holdings Ltd. (b)	1,932,984
18,491,848	GCL-Poly Energy Holdings Ltd. (b)	4,292,981
582,664	Kingsoft Corp., Ltd. (b)	2,303,013
338,984	Longfor Group Holdings Ltd. (b) (c) (d)	827,779
1,483,584	Yadea Group Holdings Ltd. (b) (c) (d)	3,384,310
		20,095,608
	Chile – 4.6%
2,019,722	Cencosud S.A.	3,914,470
47,833,480	Cia Sud Americana de Vapores S.A.	3,248,540
2,276,879	Empresas CMPC S.A.	4,356,359
404,359	Empresas Copec S.A.	3,000,837
87,194,610	Enel Chile S.A.	5,666,119
		20,186,325
	China – 22.2%
3,772,748	Aluminum Corp. of China Ltd., Class H (b)	1,632,946
1,104,316	Anhui Conch Cement Co., Ltd., Class H (b)	2,938,126
1,822,280	AviChina Industry & Technology Co., Ltd., Class H (b)	886,511
65,344	BYD Co., Ltd., Class H (b)	2,095,233
Shares	Description	Value

	China (Continued)
5,047,149	China Coal Energy Co., Ltd., Class H (b)	$3,758,179
1,474,865	China Construction Bank Corp., Class H (b)	954,862
15,321,136	China Energy Engineering Corp., Ltd., Class H (b)	1,883,598
3,154,532	China Everbright Bank Co., Ltd., Class H (b)	907,259
3,497,715	China National Building Material Co., Ltd., Class H (b)	2,161,384
720,120	China Pacific Insurance Group Co., Ltd., Class H (b)	1,869,549
8,089,342	China Petroleum & Chemical Corp., Class H (b)	4,756,049
3,134,498	China Railway Group Ltd., Class H (b)	2,074,039
2,598,032	China Railway Signal & Communication Corp., Ltd., Class H (b) (c) (d)	984,146
23,709,617	China Tower Corp., Ltd., Class H (b) (c) (d)	2,640,524
2,624,800	Chongqing Rural Commercial Bank Co., Ltd., Class H (b)	929,361
4,741,080	CMOC Group Ltd., Class H (b)	2,496,128
926,048	COSCO SHIPPING Energy Transportation Co., Ltd., Class H (b)	931,931
4,251,425	COSCO SHIPPING Holdings Co., Ltd., Class H (b)	3,843,142
8,160,750	Dongfeng Motor Group Co., Ltd., Class H (b)	3,740,694
3,033,076	Guangzhou Automobile Group Co., Ltd., Class H (b)	1,813,279
309,554	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H (b)	936,155
2,764,072	Hisense Home Appliances Group Co., Ltd., Class H (b)	7,117,879
5,466,356	Huaneng Power International, Inc., Class H (b) (e)	3,427,218
3,255,338	Inner Mongolia Yitai Coal Co., Ltd., Class B (b)	4,458,062
2,257,784	Jiangxi Copper Co., Ltd., Class H (b)	3,490,057
14,793,488	Metallurgical Corp. of China Ltd., Class H (b)	3,651,165
8,073,284	PetroChina Co., Ltd., Class H (b)	5,605,748
1,874,804	PICC Property & Casualty Co., Ltd., Class H (b)	2,087,514
471,074	Shandong Gold Mining Co., Ltd., Class H (b) (c) (d)	865,864
5,480,776	Sinopec Shanghai Petrochemical Co., Ltd., Class H (b) (e)	861,693
1,264,513	Sinopharm Group Co., Ltd., Class H (b)	3,958,551

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China (Continued)
9,269,061	Sinotrans Ltd., Class H (b)	$3,306,223
596,340	Weichai Power Co., Ltd., Class H (b)	877,379
1,858,420	Xinte Energy Co., Ltd., Class H (b) (e) (f)	3,957,153
534,005	Yankuang Energy Group Co., Ltd., Class H (b)	1,533,192
2,289,164	Zijin Mining Group Co., Ltd., Class H (b)	3,389,979
979,304	ZTE Corp., Class H (b)	3,935,933
		96,756,705
	Colombia – 0.2%
152,719	Bancolombia S.A. (Preference Shares)	1,024,646
	Czech Republic – 0.6%
58,993	CEZ A.S.	2,437,095
	Egypt – 0.9%
2,309,954	Commercial International Bank Egypt SAE (b)	3,831,132
	Hong Kong – 5.4%
797,328	Beijing Enterprises Holdings Ltd. (b)	2,892,771
615,524	BYD Electronic International Co., Ltd. (b)	1,872,411
1,870,605	China Merchants Port Holdings Co., Ltd. (b)	2,646,301
2,406,536	China Power International Development Ltd. (b)	887,735
1,206,976	China Resources Pharmaceutical Group Ltd. (b) (c) (d)	1,053,563
898,268	China Resources Power Holdings Co., Ltd. (b)	2,034,545
864,284	Hua Hong Semiconductor Ltd. (b) (c) (d) (e)	2,843,916
1,765,696	Lenovo Group Ltd. (b)	1,850,232
615,524	Sinotruk Hong Kong Ltd. (b)	1,198,460
9,533,944	Sun Art Retail Group Ltd. (b)	2,467,133
3,210,004	Yuexiu Property Co., Ltd. (b)	3,740,199
		23,487,266
	Hungary – 2.4%
652,940	MOL Hungarian Oil & Gas PLC (b)	5,716,751
182,841	Richter Gedeon Nyrt (b)	4,513,906
		10,230,657
	India – 2.5%
2,242,535	GAIL India Ltd. (b)	2,876,395
3,801,735	Steel Authority of India Ltd. (b)	3,973,827
2,256,484	Tata Steel Ltd. (b)	3,091,651
286,394	Vedanta Ltd. (b)	975,460
		10,917,333
Shares	Description	Value

	Indonesia – 1.8%
24,726,305	Adaro Energy Indonesia Tbk PT (b)	$3,679,953
2,390,210	Astra International Tbk PT (b)	1,084,148
1,971,307	United Tractors Tbk PT (b)	3,057,296
		7,821,397
	Malaysia – 0.2%
596,900	Petronas Chemicals Group Bhd (b)	768,449
	Mexico – 7.6%
3,492,233	Cemex S.A.B. de C.V., Series CPO (e)	2,468,658
477,277	Coca-Cola Femsa S.A.B. de C.V.	3,985,627
152,527	El Puerto de Liverpool S.A.B. de C.V.	930,560
301,556	Fomento Economico Mexicano S.A.B. de C.V., Series UBD	3,336,900
129,921	Gruma S.A.B. de C.V., Class B	2,086,159
257,402	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	2,736,879
98,509	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	1,772,840
62,658	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	1,751,547
571,320	Grupo Bimbo S.A.B. de C.V., Series A	3,068,713
578,464	Grupo Carso S.A.B. de C.V., Series A1	4,180,405
834,256	Grupo Comercial Chedraui S.A. de C.V.	4,753,948
113,687	Grupo Financiero Banorte S.A.B. de C.V., Class O	935,293
454,929	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	1,014,999
		33,022,528
	Philippines – 0.2%
404,640	BDO Unibank, Inc. (b)	1,013,252
	Poland – 3.5%
21,071	Dino Polska S.A. (b) (c) (d) (e)	2,461,798
168,519	KGHM Polska Miedz S.A. (b)	4,666,151
353,734	Polski Koncern Naftowy ORLEN S.A. (b)	5,606,577
28,240	Santander Bank Polska S.A. (b) (e)	2,704,209
		15,438,735
	Russia – 0.0%
76,383,797	Inter RAO UES PJSC (g) (h)	0
11,679	Magnit PJSC (e) (g) (h)	0
4,142,443	Magnitogorsk Iron & Steel Works PJSC (e) (g) (h)	0
262,800,255	RusHydro PJSC (g) (h)	0

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Russia (Continued)
403,137	Tatneft PJSC (g) (h)	$0
		0
	South Africa – 6.5%
17,788	Anglo American Platinum Ltd. (b)	804,080
78,671	AngloGold Ashanti Ltd. (b)	1,665,255
212,914	Bid Corp., Ltd.	4,675,313
200,883	Bidvest Group (The) Ltd.	2,792,430
272,891	Exxaro Resources Ltd. (b)	2,380,113
414,314	Impala Platinum Holdings Ltd. (b)	2,760,166
15,460	Naspers Ltd., Class N (b)	2,793,023
1,968,591	Pepkor Holdings Ltd. (b) (c) (d)	1,725,394
378,693	Remgro Ltd.	2,958,720
282,821	Sasol Ltd. (b)	3,503,937
1,389,783	Sibanye Stillwater Ltd. (b)	2,143,505
		28,201,936
	Taiwan – 12.6%
182,574	Accton Technology Corp. (b)	2,053,630
776,548	ASE Technology Holding Co., Ltd. (b)	2,761,519
918,629	Evergreen Marine Corp. Taiwan Ltd. (b)	2,769,218
107,357	Global Unichip Corp. (b)	5,556,612
3,645,765	Inventec Corp. (b)	5,068,457
202,226	Micro-Star International Co., Ltd. (b)	1,149,902
96,746	momo.com, Inc. (b)	2,144,026
437,903	Nanya Technology Corp. (b)	998,317
2,639,325	Powerchip Semiconductor Manufacturing Corp. (b)	2,634,693
653,660	Quanta Computer, Inc. (b)	3,192,387
1,100,966	United Microelectronics Corp. (b)	1,729,851
2,125,587	Wan Hai Lines Ltd. (b)	4,047,104
3,479,158	Wistron Corp. (b)	10,151,369
129,425	Wiwynn Corp. (b)	5,915,042
2,264,429	Yang Ming Marine Transport Corp. (b)	4,598,676
		54,770,803
	Thailand – 2.2%
1,542,700	Charoen Pokphand Foods PCL	857,176
1,145,500	Delta Electronics Thailand PCL	2,972,387
1,895,900	Indorama Ventures PCL	1,831,465
434,600	PTT Exploration & Production PCL (b)	1,838,974
2,076,500	PTT PCL (b)	1,968,660
		9,468,662
	Turkey – 10.1%
783,210	Arcelik A.S. (b)	3,919,137
617,298	BIM Birlesik Magazalar A.S. (b)	4,044,578
Shares	Description	Value

	Turkey (Continued)
626,568	Enka Insaat ve Sanayi A.S. (b)	$709,818
1,555,801	Eregli Demir ve Celik Fabrikalari T.A.S. (b) (e)	2,208,303
156,937	Ford Otomotiv Sanayi A.S. (b)	4,597,910
1,856,264	Haci Omer Sabanci Holding A.S. (b)	3,284,899
959,919	KOC Holding A.S. (b)	3,844,046
491,657	Tofas Turk Otomobil Fabrikasi A.S. (b)	4,786,189
619,695	Turk Hava Yollari AO (b) (e)	4,616,060
1,148,121	Turkcell Iletisim Hizmetleri A.S. (b)	1,609,126
1,212,122	Turkiye Petrol Rafinerileri A.S. (b)	3,727,121
1,735,203	Turkiye Sise ve Cam Fabrikalari A.S. (b)	2,970,696
7,673,334	Yapi ve Kredi Bankasi A.S. (b)	3,834,084
		44,151,967
	Total Common Stocks	423,404,197
	(Cost $437,483,998)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.2%
	Hong Kong – 0.0%
199,206	Yuexiu Real Estate Investment Trust (b)	42,529
	Mexico – 1.2%
2,744,393	Fibra Uno Administracion S.A. de C.V.	4,006,682
264,823	Prologis Property Mexico S.A. de C.V.	980,265
		4,986,947
	Total Real Estate Investment Trusts	5,029,476
	(Cost $4,847,781)
MONEY MARKET FUNDS – 0.2%
716,570	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.99% (i) (j)	716,570
	(Cost $716,570)

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.5%
$2,415,367	BNP Paribas S.A., 5.01% (i), dated 6/30/23, due 7/3/23, with a maturity value of $2,416,375. Collateralized by U.S. Treasury Notes, interest rates of 1.25% to 1.50%, due 8/15/26 to 11/30/26. The value of the collateral including accrued interest is $2,466,459. (j)	$2,415,367
	(Cost $2,415,367)
	Total Investments – 99.1%	431,565,610
	(Cost $445,463,716)
	Net Other Assets and Liabilities – 0.9%	3,849,154
	Net Assets – 100.0%	$435,414,764

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At June 30, 2023, securities noted as such are valued at $316,568,301 or 72.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security.
(f)	All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities, including those sold and pending settlement, is $2,990,524 and the total value of the collateral held by the Fund is $3,131,937.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(i)	Rate shown reflects yield as of June 30, 2023.
(j)	This security serves as collateral for securities on loan.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$2,990,524
Non-cash Collateral (2)	(2,990,524)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$2,415,367
Non-cash Collateral (4)	(2,415,367)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	32.8%
New Taiwan Dollar	12.7
Turkish Lira	10.2
Mexican Peso	8.8
Brazilian Real	7.9
South African Rand	6.5
Chilean Peso	4.7
Polish Zloty	3.6
Indian Rupee	2.5
Hungarian Forint	2.4
Thai Baht	2.2
Indonesian Rupiah	1.8
United States Dollar	1.8
Egyptian Pound	0.9
Czech Republic Koruna	0.6
Colombian Peso	0.2
Philippine Peso	0.2
Malaysian Ringgit	0.2
Russian Ruble	0.0**
Total	100.0%

**	Investment is valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 34,120,340	$ 34,120,340	$ —	$ —
Chile	20,186,325	20,186,325	—	—
Colombia	1,024,646	1,024,646	—	—
Czech Republic	2,437,095	2,437,095	—	—
Mexico	33,022,528	33,022,528	—	—
Russia	—**	—	—	—**
South Africa	28,201,936	10,426,463	17,775,473	—
Other Country Categories*	304,411,327	—	304,411,327	—
Real Estate Investment Trusts:
Hong Kong	42,529	—	42,529	—
Mexico	4,986,947	4,986,947	—	—
Money Market Funds	716,570	716,570	—	—
Repurchase Agreements	2,415,367	—	2,415,367	—
Total Investments	$ 431,565,610	$ 106,920,914	$ 324,644,696	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Aerospace & Defense – 0.9%
750	MTU Aero Engines AG (a)	$194,527
	Air Freight & Logistics – 1.0%
4,311	Deutsche Post AG (a)	210,645
	Automobile Components – 2.1%
71,485	Schaeffler AG (Preference Shares) (a)	441,258
	Automobiles – 16.3%
7,276	Bayerische Motoren Werke AG (a)	895,000
12,351	Mercedes-Benz Group AG (a)	994,148
14,800	Porsche Automobil Holding SE (Preference Shares) (a)	891,988
5,211	Volkswagen AG (Preference Shares) (a)	700,737
		3,481,873
	Banks – 2.7%
51,494	Commerzbank AG (a)	570,855
	Capital Markets – 2.1%
42,973	Deutsche Bank AG (a)	451,765
	Chemicals – 14.8%
6,539	BASF SE (a)	317,685
12,449	Covestro AG (a) (b) (c) (d)	647,755
25,369	Evonik Industries AG (a)	483,400
4,632	FUCHS SE (Preference Shares) (a)	183,264
41,270	K+S AG (a)	719,639
4,023	LANXESS AG (a)	121,376
5,081	Wacker Chemie AG (a)	697,999
		3,171,118
	Construction Materials – 3.3%
8,540	Heidelberg Materials AG (a)	702,318
	Consumer Staples Distribution & Retail – 3.2%
83,105	METRO AG (a) (b)	675,120
	Diversified Telecommunication Services – 1.9%
65,856	Telefonica Deutschland Holding AG (a)	185,353
16,058	United Internet AG (a)	226,104
		411,457
	Electrical Equipment – 0.7%
8,630	Siemens Energy AG (a) (b)	152,594
	Entertainment – 3.0%
10,179	CTS Eventim AG & Co., KGaA (a)	643,782
Shares	Description	Value

	Food Products – 3.9%
46,410	Suedzucker AG (a)	$826,969
	Ground Transportation – 1.0%
1,795	Sixt SE (a)	215,157
	Health Care Providers & Services – 3.7%
9,923	Fresenius Medical Care AG & Co., KGaA (a)	474,231
11,556	Fresenius SE & Co., KGaA (a)	320,526
		794,757
	Independent Power & Renewable Electricity Producers – 3.0%
14,587	RWE AG (a)	635,647
	Industrial Conglomerates – 0.9%
1,170	Siemens AG (a)	195,040
	Insurance – 7.8%
3,288	Hannover Rueck SE (a)	698,037
998	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	374,662
10,266	Talanx AG (a)	589,377
		1,662,076
	Machinery – 6.4%
15,719	Daimler Truck Holding AG (a)	566,547
11,331	KION Group AG (a)	456,760
2,889	Krones AG (a)	350,739
		1,374,046
	Metals & Mining – 7.1%
7,945	Aurubis AG (a)	682,170
106,508	thyssenkrupp AG (a)	834,218
		1,516,388
	Multi-Utilities – 4.8%
81,244	E.ON SE (a)	1,037,844
	Passenger Airlines – 4.7%
97,660	Deutsche Lufthansa AG (a) (b)	1,001,362
	Real Estate Management & Development – 4.6%
12,460	LEG Immobilien SE (a) (b)	718,926

See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Real Estate Management & Development (Continued)
13,775	Vonovia SE (a)	$269,021
		987,947
	Total Investments – 99.9%	21,354,545
	(Cost $23,224,502)
	Net Other Assets and Liabilities – 0.1%	12,114
	Net Assets – 100.0%	$21,366,659

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At June 30, 2023, securities noted as such are valued at $21,354,545 or 99.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

Country Allocation†	% of Net Assets
Germany	99.9%
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
Euro	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 21,354,545	$ —	$ 21,354,545	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 93.1%
	Aerospace & Defense – 2.6%
8,707	BAE Systems PLC (a)	$102,667
239,899	Rolls-Royce Holdings PLC (a) (b)	461,326
		563,993
	Banks – 6.1%
141,046	Barclays PLC (a)	275,546
14,452	HSBC Holdings PLC (a)	114,429
328,248	Lloyds Banking Group PLC (a)	181,964
140,514	NatWest Group PLC (a)	429,480
35,923	Standard Chartered PLC (a)	312,533
		1,313,952
	Broadline Retail – 1.2%
36,241	B&M European Value Retail S.A. (a)	256,671
	Capital Markets – 8.2%
27,778	3i Group PLC (a)	688,532
157,524	abrdn PLC (a)	437,443
38,122	IG Group Holdings PLC (a)	327,996
58,294	Investec PLC	326,339
		1,780,310
	Chemicals – 1.4%
1,129	Croda International PLC (a)	80,706
10,512	Johnson Matthey PLC (a)	233,363
		314,069
	Consumer Staples Distribution & Retail – 2.6%
102,704	J Sainsbury PLC (a)	351,091
66,484	Tesco PLC (a)	209,727
		560,818
	Containers & Packaging – 3.0%
92,726	DS Smith PLC (a)	320,867
9,707	Smurfit Kappa Group PLC (a)	324,854
		645,721
	Distributors – 1.7%
36,355	Inchcape PLC (a)	359,787
	Diversified Consumer Services – 1.1%
23,806	Pearson PLC (a)	249,578
	Diversified Telecommunication Services – 1.9%
266,055	BT Group PLC (a)	414,017
	Electric Utilities – 1.4%
13,060	SSE PLC (a)	306,258
Shares	Description	Value

	Electronic Equipment, Instruments & Components – 0.5%
2,483	Spectris PLC (a)	$113,450
	Food Products – 1.5%
9,458	Associated British Foods PLC (a)	239,504
10,479	Tate & Lyle PLC (a)	96,722
		336,226
	Hotels, Restaurants & Leisure – 4.3%
15,547	Compass Group PLC (a)	435,365
1,320	Flutter Entertainment PLC (a) (b)	265,303
1,571	InterContinental Hotels Group PLC (a)	108,598
2,900	Whitbread PLC (a)	124,835
		934,101
	Household Durables – 6.3%
37,565	Barratt Developments PLC (a)	197,431
5,926	Berkeley Group Holdings PLC (a)	295,411
30,620	Persimmon PLC (a)	398,969
366,595	Taylor Wimpey PLC (a)	478,918
		1,370,729
	Independent Power & Renewable Electricity Producers – 1.8%
53,008	Drax Group PLC (a)	390,589
	Industrial Conglomerates – 1.9%
5,480	DCC PLC (a)	306,560
4,662	Smiths Group PLC (a)	97,537
		404,097
	Insurance – 4.6%
54,841	Beazley PLC (a)	411,154
67,355	Direct Line Insurance Group PLC (a)	116,455
27,363	Hiscox Ltd. (a)	379,363
29,871	Legal & General Group PLC (a)	86,486
		993,458
	Leisure Products – 1.1%
1,740	Games Workshop Group PLC (a)	241,455
	Machinery – 1.8%
17,862	Weir Group (The) PLC (a)	398,781
	Media – 3.6%
48,114	Informa PLC (a)	444,245
396,640	ITV PLC (a)	344,803
		789,048

See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining – 6.2%
6,908	Anglo American PLC (a)	$196,695
14,467	Antofagasta PLC (a)	269,035
4,254	Endeavour Mining PLC (a)	102,163
153,120	Evraz PLC (a) (b) (c) (d)	0
8,264	Fresnillo PLC (a)	64,125
67,459	Glencore PLC (a)	382,485
5,142	Rio Tinto PLC (a)	326,772
		1,341,275
	Multi-Utilities – 3.3%
386,079	Centrica PLC (a)	608,747
7,472	National Grid PLC (a)	99,067
		707,814
	Oil, Gas & Consumable Fuels – 4.3%
78,468	BP PLC (a)	456,870
16,021	Shell PLC (a)	477,934
		934,804
	Paper & Forest Products – 1.9%
26,438	Mondi PLC (a)	403,349
	Passenger Airlines – 2.9%
300,907	International Consolidated Airlines Group S.A. (a) (b)	620,932
	Personal Care Products – 0.4%
1,782	Unilever PLC (a)	92,796
	Pharmaceuticals – 3.2%
1,329	AstraZeneca PLC (a)	190,518
15,553	GSK PLC (a)	275,639
9,604	Hikma Pharmaceuticals PLC (a)	231,118
		697,275
	Specialty Retail – 4.0%
20,994	Frasers Group PLC (a) (b)	187,395
118,159	JD Sports Fashion PLC (a)	219,492
157,833	Kingfisher PLC (a)	465,171
		872,058
	Textiles, Apparel & Luxury Goods – 1.4%
11,014	Burberry Group PLC (a)	297,196
	Tobacco – 1.1%
2,271	British American Tobacco PLC (a)	75,455
7,197	Imperial Brands PLC (a)	159,302
		234,757
	Trading Companies & Distributors – 4.3%
3,158	Ashtead Group PLC (a)	218,947
8,054	Diploma PLC (a)	305,704
Shares	Description	Value

	Trading Companies & Distributors (Continued)
39,812	Howden Joinery Group PLC (a)	$325,279
8,323	RS GROUP PLC (a)	80,533
		930,463
	Wireless Telecommunication Services – 1.5%
353,887	Vodafone Group PLC (a)	333,655
	Total Common Stocks	20,203,482
	(Cost $22,997,606)
REAL ESTATE INVESTMENT TRUSTS – 6.3%
	Diversified REITs – 2.1%
75,453	British Land (The) Co., PLC (a)	290,974
23,987	Land Securities Group PLC (a)	175,390
		466,364
	Industrial REITs – 2.1%
48,801	Segro PLC (a)	445,056
	Residential REITs – 2.1%
40,950	UNITE Group (The) PLC (a)	453,618
	Total Real Estate Investment Trusts	1,365,038
	(Cost $1,946,495)
	Total Investments – 99.4%	21,568,520
	(Cost $24,944,101)
	Net Other Assets and Liabilities – 0.6%	137,585
	Net Assets – 100.0%	$21,706,105

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At June 30, 2023, securities noted as such are valued at $21,242,181 or 97.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).

See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Country Allocation†	% of Net Assets
United Kingdom	87.7%
Ireland	4.1
Spain	2.9
Jersey	1.8
Bermuda	1.7
Luxembourg	1.2
Total Investments	99.4
Net Other Assets and Liabilities	0.6
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
British Pound Sterling	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Capital Markets	$ 1,780,310	$ 326,339	$ 1,453,971	$ —
Metals & Mining	1,341,275	—	1,341,275	—**
Other Industry Categories*	17,081,897	—	17,081,897	—
Real Estate Investment Trusts*	1,365,038	—	1,365,038	—
Total Investments	$ 21,568,520	$ 326,339	$ 21,242,181	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 101.8%
	Automobiles – 12.3%
41,198	Bajaj Auto Ltd. (a)	$2,360,577
51,815	Eicher Motors Ltd. (a)	2,265,432
64,543	Hero MotoCorp Ltd. (a)	2,294,311
131,669	Mahindra & Mahindra Ltd. (a)	2,339,413
19,432	Maruti Suzuki India Ltd. (a)	2,324,044
324,077	Tata Motors Ltd. (a) (b)	2,361,984
		13,945,761
	Banks – 12.3%
191,585	Axis Bank Ltd. (a)	2,311,732
112,517	HDFC Bank Ltd. (a)	2,335,045
198,423	ICICI Bank Ltd. (a)	2,271,742
139,939	IndusInd Bank Ltd. (a)	2,353,847
100,950	Kotak Mahindra Bank Ltd. (a)	2,276,773
330,360	State Bank of India (a)	2,313,813
		13,862,952
	Chemicals – 4.0%
55,628	Asian Paints Ltd. (a)	2,284,301
270,947	UPL Ltd. (a)	2,275,437
		4,559,738
	Construction & Engineering – 2.1%
77,402	Larsen & Toubro Ltd. (a)	2,340,443
	Construction Materials – 4.0%
106,571	Grasim Industries Ltd. (a)	2,257,615
22,533	UltraTech Cement Ltd. (a)	2,281,527
		4,539,142
	Consumer Finance – 2.0%
26,294	Bajaj Finance Ltd. (a)	2,302,987
	Electric Utilities – 2.1%
740,552	Power Grid Corp. of India Ltd. (a)	2,308,627
	Financial Services – 4.1%
122,070	Bajaj Finserv Ltd. (a)	2,280,039
67,650	Housing Development Finance Corp., Ltd. (a)	2,333,944
		4,613,983
	Food Products – 6.0%
36,738	Britannia Industries Ltd. (a)	2,252,685
8,132	Nestle India Ltd. (a)	2,272,598
213,352	Tata Consumer Products Ltd. (a)	2,243,243
		6,768,526
	Health Care Providers & Services – 2.0%
36,535	Apollo Hospitals Enterprise Ltd. (a)	2,274,202
Shares	Description	Value

	Independent Power & Renewable Electricity Producers – 2.0%
995,279	NTPC Ltd. (a)	$2,298,685
	Insurance – 4.1%
291,991	HDFC Life Insurance Co., Ltd. (a) (c) (d)	2,319,619
145,321	SBI Life Insurance Co., Ltd. (a) (c) (d)	2,318,443
		4,638,062
	IT Services – 10.2%
157,625	HCL Technologies Ltd. (a)	2,291,481
144,863	Infosys Ltd. (a)	2,359,513
57,695	Tata Consultancy Services Ltd. (a)	2,331,302
165,507	Tech Mahindra Ltd. (a)	2,291,487
483,138	Wipro Ltd. (a)	2,299,957
		11,573,740
	Life Sciences Tools & Services – 2.0%
52,068	Divi’s Laboratories Ltd. (a)	2,278,435
	Metals & Mining – 6.1%
443,760	Hindalco Industries Ltd. (a)	2,288,378
245,763	JSW Steel Ltd. (a)	2,358,317
1,675,258	Tata Steel Ltd. (a)	2,295,302
		6,941,997
	Oil, Gas & Consumable Fuels – 8.1%
513,612	Bharat Petroleum Corp., Ltd. (a)	2,285,526
820,451	Coal India Ltd. (a)	2,314,555
1,172,894	Oil & Natural Gas Corp., Ltd. (a)	2,295,791
73,742	Reliance Industries Ltd. (a)	2,298,618
		9,194,490
	Personal Care Products – 2.0%
69,389	Hindustan Unilever Ltd. (a)	2,268,673
	Pharmaceuticals – 6.1%
180,083	Cipla Ltd. (a)	2,231,285
36,502	Dr. Reddy’s Laboratories Ltd. (a)	2,298,897
184,961	Sun Pharmaceutical Industries Ltd. (a)	2,373,046
		6,903,228
	Textiles, Apparel & Luxury Goods – 2.1%
61,908	Titan Co., Ltd. (a)	2,305,113
	Tobacco – 2.0%
412,895	ITC Ltd. (a)	2,276,711

See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors – 2.1%
80,165	Adani Enterprises Ltd. (a)	$2,341,913
	Transportation Infrastructure – 2.0%
254,041	Adani Ports & Special Economic Zone Ltd. (a)	2,295,109
	Wireless Telecommunication Services – 2.1%
216,007	Bharti Airtel Ltd. (a)	2,317,040
	Total Investments – 101.8%	115,149,557
	(Cost $99,950,484)
	Net Other Assets and Liabilities – (1.8)%	(1,983,570)
	Net Assets – 100.0%	$113,165,987

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At June 30, 2023, securities noted as such are valued at $115,149,557 or 101.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

Country Allocation†	% of Net Assets
India	101.8%
Total Investments	101.8
Net Other Assets and Liabilities	(1.8)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
Indian Rupee	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 115,149,557	$ —	$ 115,149,557	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.2%
	Banks – 0.8%
9,783	Banque Cantonale Vaudoise (a)	$1,033,332
	Building Products – 1.6%
3,947	Belimo Holding AG (a)	1,972,760
	Capital Markets – 8.6%
64,483	Julius Baer Group Ltd. (a)	4,069,363
1,063	Partners Group Holding AG (a)	1,002,239
151,396	UBS Group AG (a)	3,068,596
42,492	Vontobel Holding AG (a)	2,695,873
		10,836,071
	Chemicals – 4.2%
296,333	Clariant AG (a)	4,286,918
1,387	EMS-Chemie Holding AG (a)	1,051,084
		5,338,002
	Construction Materials – 4.8%
90,670	Holcim Ltd. (a)	6,111,815
	Diversified Telecommunication Services – 3.4%
6,856	Swisscom AG (a)	4,279,110
	Electric Utilities – 4.8%
34,577	BKW AG (a)	6,113,212
	Electrical Equipment – 1.9%
61,886	ABB Ltd. (a)	2,434,648
	Food Products – 3.2%
475	Barry Callebaut AG (a)	917,738
2,218	Emmi AG (a)	2,139,000
8,104	Nestle S.A. (a)	974,843
		4,031,581
	Health Care Equipment & Supplies – 0.8%
3,959	Sonova Holding AG (a)	1,056,409
	Health Care Providers & Services – 2.2%
34,477	Galenica AG (a) (b) (c)	2,787,300
	Insurance – 10.4%
12,169	Baloise Holding AG (a)	1,789,964
24,163	Helvetia Holding AG (a)	3,274,917
3,642	Swiss Life Holding AG (a)	2,133,072
40,160	Swiss Re AG (a)	4,046,635
3,926	Zurich Insurance Group AG (a)	1,867,553
		13,112,141
	Life Sciences Tools & Services – 6.4%
9,581	Lonza Group AG (a)	5,726,686
6,316	Tecan Group AG (a)	2,427,072
		8,153,758
Shares	Description	Value

	Machinery – 14.2%
11,224	Bucher Industries AG (a)	$4,967,052
61,361	Georg Fischer AG (a)	4,614,996
39,692	SFS Group AG (a)	5,229,985
79,414	Stadler Rail AG (a)	3,102,638
		17,914,671
	Marine Transportation – 3.8%
16,139	Kuehne + Nagel International AG (a)	4,780,806
	Pharmaceuticals – 4.9%
51,936	Novartis AG (a)	5,236,158
2,989	Roche Holding AG (a)	913,050
		6,149,208
	Professional Services – 3.7%
114,019	Adecco Group AG (a)	3,734,277
12,368	DKSH Holding AG (a)	920,586
		4,654,863
	Real Estate Management & Development – 4.3%
24,007	PSP Swiss Property AG (a)	2,682,472
32,499	Swiss Prime Site AG (a)	2,823,064
		5,505,536
	Specialty Retail – 4.1%
112,731	Dufry AG (a) (d)	5,141,881
	Technology Hardware, Storage & Peripherals – 1.4%
30,433	Logitech International S.A. (a)	1,816,398
	Textiles, Apparel & Luxury Goods – 7.7%
28,966	Cie Financiere Richemont S.A., Class A (a)	4,920,397
16,507	Swatch Group (The) AG (a)	4,826,519
		9,746,916
	Transportation Infrastructure – 2.0%
12,135	Flughafen Zurich AG (a)	2,524,123
	Total Investments – 99.2%	125,494,541
	(Cost $114,255,307)
	Net Other Assets and Liabilities – 0.8%	1,022,184
	Net Assets – 100.0%	$126,516,725

See Notes to Financial Statements

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At June 30, 2023, securities noted as such are valued at $125,494,541 or 99.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security.

Country Allocation†	% of Net Assets
Switzerland	99.2%
Total Investments	99.2
Net Other Assets and Liabilities	0.8
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
Swiss Franc	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 125,494,541	$ —	$ 125,494,541	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 94.7%
	Australia – 4.0%
16,583	Accent Group Ltd. (b)	$18,572
27,774	Beach Energy Ltd. (b)	25,041
1,301	Brickworks Ltd. (b)	23,165
46,585	Firefinch Ltd. (b) (c) (d)	1,862
4,266	GrainCorp Ltd., Class A (b)	22,319
54,584	Grange Resources Ltd. (b)	19,551
5,489	Harvey Norman Holdings Ltd. (b)	12,767
55,198	Myer Holdings Ltd. (b)	21,800
1,784	New Hope Corp., Ltd. (b)	5,779
4,656	Sandfire Resources Ltd. (b)	18,488
1,267	Sims Ltd. (b)	13,366
14,322	Stanmore Resources Ltd. (b)	24,726
788	Super Retail Group Ltd. (b)	6,029
49,373	Tabcorp Holdings Ltd. (b)	36,623
6,205	United Malt Group Ltd. (b)	18,247
12,971	Viva Energy Group Ltd. (b) (e) (f)	26,067
20,469	West African Resources Ltd. (b) (d)	11,958
		306,360
	Austria – 0.8%
215	AT&S Austria Technologie & Systemtechnik AG (b)	7,724
281	DO & CO AG (b) (d)	38,395
455	Wienerberger AG (b)	13,928
		60,047
	Belgium – 0.7%
222	Barco N.V. (b)	5,538
582	Bekaert S.A. (b)	26,378
2,310	bpost S.A. (b)	10,149
685	Proximus S.A.D.P. (b)	5,108
701	X-Fab Silicon Foundries SE (b) (d) (e) (f)	7,594
		54,767
	Bermuda – 2.3%
4,398	BW LPG Ltd. (b) (e) (f)	43,887
7,033	BW Offshore Ltd. (b)	17,121
2,798	Golden Ocean Group Ltd. (b)	21,060
25,956	Hopson Development Holdings Ltd. (b)	18,506
70,334	Pacific Basin Shipping Ltd. (b)	21,460
15,400	PAX Global Technology Ltd. (b)	11,718
12,000	Skyworth Group Ltd. (b)	5,316
1,035	Stolt-Nielsen Ltd. (b)	26,376
9,500	Yue Yuen Industrial Holdings Ltd. (b)	12,437
		177,881
	Canada – 9.5%
4,561	Advantage Energy Ltd. (d)	29,781
1,297	Aecon Group, Inc.	12,111
Shares	Description	Value

	Canada (Continued)
581	Ag Growth International, Inc.	$22,222
11,029	Athabasca Oil Corp. (d)	23,894
8,783	Baytex Energy Corp. (d)	28,641
5,813	Birchcliff Energy Ltd.	34,402
2,050	Canfor Corp. (d)	36,799
5,003	Cardinal Energy Ltd.	24,850
2,044	Celestica, Inc. (d)	29,671
9,394	Crew Energy, Inc. (d)	38,576
2,022	Interfor Corp. (d)	38,128
7,761	Kelt Exploration Ltd. (d)	32,749
1,906	Logan Energy Corp. CA (b) (c) (g)	0
3,056	Martinrea International, Inc.	30,566
3,259	NuVista Energy Ltd. (d)	26,126
5,160	Obsidian Energy Ltd. (d)	30,187
7,975	OceanGold Corp.	15,712
903	Paramount Resources Ltd., Class A	19,631
1,417	Parex Resources, Inc.	28,410
2,206	Peyto Exploration & Development Corp.	18,251
778	Russel Metals, Inc.	21,553
1,906	Spartan Delta Corp. (d)	6,834
340	Stelco Holdings, Inc.	11,093
173	Stella-Jones, Inc.	8,909
5,066	Surge Energy, Inc. (h)	26,922
9,018	Tamarack Valley Energy Ltd. (h)	21,851
1,188	Torex Gold Resources, Inc. (d)	16,877
639	Transcontinental, Inc., Class A	7,071
2,909	Trican Well Service Ltd.	7,751
4,249	Tricon Capital Group, Inc.	37,462
2,540	Vermilion Energy, Inc.	31,674
3,665	Well Health Technologies Corp.	13,141
		731,845
	Cayman Islands – 0.8%
8,000	Cowell e Holdings, Inc. (b) (d)	14,841
2,757	Shelf Drilling Ltd. (b) (d) (e) (f)	5,054
10,000	SSY Group Ltd. (b)	6,401
48,000	Truly International Holdings Ltd. (b)	5,667
38,000	United Laboratories International Holdings (The) Ltd. (b)	31,762
		63,725
	Denmark – 1.2%
3,541	Alm Brand A/S (b)	5,547
489	D/S Norden A/S (b)	24,417
163	Dfds A/S (b)	5,939
516	FLSmidth & Co., A/S (b)	24,997
612	Per Aarsleff Holding A/S (b)	30,091
		90,991
	Finland – 1.4%
271	Cargotec OYJ, Class B (b)	14,913
59,149	Finnair OYJ (b) (d)	36,518

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Finland (Continued)
1,494	Kemira OYJ (b)	$23,833
6,030	Outokumpu OYJ (b)	32,278
		107,542
	France – 1.4%
722	Cie Plastic Omnium S.A. (b)	12,699
928	Coface S.A. (b)	12,801
4,487	Derichebourg S.A. (b)	24,966
1,884	Elior Group S.A. (b) (d) (e) (f)	5,395
126	Eramet S.A. (b)	11,525
7,033	Etablissements Maurel et Prom S.A. (b)	29,974
749	Television Francaise 1 (b)	5,145
220	Vicat S.A. (b)	6,992
		109,497
	Germany – 4.4%
2,394	1&1 AG (b)	26,347
775	Bilfinger SE (b)	30,148
2,144	CropEnergies AG (b)	23,471
5,068	Deutz AG (b)	29,820
367	Duerr AG (b)	11,886
271	Elmos Semiconductor SE (b)	22,262
199	Gerresheimer AG (b)	22,402
164	Hornbach Holding AG & Co. KGaA (b)	12,937
387	Jenoptik AG (b)	13,296
2,577	SAF-Holland SE (b)	36,008
832	Salzgitter AG (b)	30,145
1,999	SGL Carbon SE (b) (d)	18,429
270	Siltronic AG (b)	20,658
389	TeamViewer SE (b) (d) (e) (f)	6,253
763	United Internet AG (b)	10,743
273	Vitesco Technologies Group AG (b) (d)	22,514
		337,319
	Greece – 1.2%
10,768	Alpha Services and Holdings S.A. (b) (d)	17,638
3,231	FF Group (b) (c) (d) (g)	0
312	JUMBO S.A. (b)	8,581
1,279	Motor Oil Hellas Corinth Refineries S.A. (b)	32,379
3,036	Public Power Corp. S.A. (b) (d)	34,625
		93,223
	Ireland – 0.3%
4,337	Dalata Hotel Group PLC (b) (d)	21,991
	Israel – 1.7%
1,496	Airport City Ltd. (b) (d)	19,741
298	Delek Group Ltd. (b)	34,194
7,257	Israel Canada T.R Ltd. (b)	16,818
80	Israel Corp., Ltd. (b)	21,151
Shares	Description	Value

	Israel (Continued)
2,403	Mivne Real Estate KD Ltd. (b)	$5,873
120,763	Oil Refineries Ltd. (b)	34,618
		132,395
	Italy – 2.6%
10,659	BPER Banca (b)	32,407
1,325	Danieli & C Officine Meccaniche S.p.A. (b)	24,339
3,452	Iren S.p.A (b)	6,426
6,121	Maire Tecnimont S.p.A. (b)	23,670
7,540	OVS S.p.A. (b) (e) (f)	20,929
7,702	Piaggio & C S.p.A (b)	31,958
21,089	Saras S.p.A. (b)	26,157
14,421	Webuild S.p.A. (b)	27,208
674	Zignago Vetro S.p.A. (b)	11,500
		204,594
	Japan – 30.0%
1,300	Alpen Co., Ltd. (b)	17,870
700	Alps Alpine Co., Ltd. (b)	6,146
3,100	AOKI Holdings, Inc. (b)	18,952
1,000	Appier Group, Inc. (b) (d)	12,268
800	ASAHI YUKIZAI CORP. (b)	24,371
1,800	AZ-COM MARUWA Holdings, Inc. (b)	24,239
900	BML, Inc. (b)	18,154
800	Chugoku Marine Paints Ltd. (b)	6,749
3,400	Citizen Watch Co., Ltd. (b)	20,497
800	Cosmo Energy Holdings Co., Ltd. (b)	21,864
300	Cybozu, Inc. (b)	4,902
500	Daido Steel Co., Ltd. (b)	20,852
1,800	Daiki Aluminium Industry Co., Ltd. (b)	17,555
1,600	DMG Mori Co., Ltd. (b)	27,816
200	Dowa Holdings Co., Ltd. (b)	6,351
1,600	Electric Power Development Co., Ltd. (b)	23,552
2,400	Elematec Corp. (b)	30,472
1,400	Exedy Corp. (b)	23,582
1,100	FCC Co., Ltd. (b)	14,325
1,100	Ferrotec Holdings Corp. (b)	28,005
2,800	Fujikura Ltd. (b)	23,509
200	Fujitsu General Ltd. (b)	4,369
200	Fukuyama Transporting Co., Ltd. (b)	5,581
500	Geo Holdings Corp. (b)	6,359
400	GLOBERIDE, Inc. (b)	6,311
900	Glory Ltd. (b)	18,057
200	GMO Financial Gate, Inc. (b)	16,238
1,300	Godo Steel Ltd. (b)	33,036
700	H.U. Group Holdings, Inc. (b)	13,386
2,400	H2O Retailing Corp. (b)	24,532
900	Hakuto Co., Ltd. (b)	34,844
700	Hanwa Co., Ltd. (b)	22,109

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
100	Hirata Corp. (b)	$5,960
4,400	Hokuriku Electric Power Co. (b)	23,701
200	Horiba Ltd. (b)	11,503
500	Hosiden Corp. (b)	6,268
2,600	Iino Kaiun Kaisha Ltd. (b)	15,360
1,000	Inabata & Co., Ltd. (b)	22,473
2,300	JAFCO Group Co., Ltd. (b)	29,524
1,000	Japan Petroleum Exploration Co., Ltd. (b)	29,938
11,500	JVCKenwood Corp. (b)	39,636
1,200	K&O Energy Group., Inc. (b)	18,978
700	Kaga Electronics Co., Ltd. (b)	31,158
400	Kanamoto Co., Ltd. (b)	6,102
300	Kaneka Corp. (b)	8,408
1,100	Kanematsu Corp. (b)	15,372
2,500	Kanto Denka Kogyo Co., Ltd. (b)	17,149
200	KeePer Technical Laboratory Co., Ltd. (b)	6,817
4,200	Kobe Steel Ltd. (b)	38,686
300	Komeri Co., Ltd. (b)	6,116
1,500	Konica Minolta, Inc. (b)	5,209
700	Krosaki Harima Corp. (b)	43,174
2,100	Kumiai Chemical Industry Co., Ltd. (b)	16,402
1,400	Kuraray Co., Ltd. (b)	13,630
700	KYB Corp. (b)	24,607
2,200	Kyoei Steel Ltd. (b)	31,095
1,200	Macnica Holdings, Inc. (b)	49,868
400	Makino Milling Machine Co., Ltd. (b)	15,551
600	Mars Group Holdings Corp. (b)	11,909
400	Maruha Nichiro Corp. (b)	6,731
800	Matsuda Sangyo Co., Ltd. (b)	12,654
600	Mimasu Semiconductor Industry Co., Ltd. (b)	13,056
400	Mitsubishi Gas Chemical Co., Inc. (b)	5,827
800	Mitsui Mining & Smelting Co., Ltd. (b)	18,470
400	Mitsui-Soko Holdings Co., Ltd. (b)	9,739
600	Mizuno Corp. (b)	15,519
1,400	Musashi Seimitsu Industry Co., Ltd. (b)	17,260
200	Nachi-Fujikoshi Corp. (b)	5,687
4,500	Nakayama Steel Works Ltd. (b)	26,390
3,700	NHK Spring Co., Ltd. (b)	27,045
2,800	Nikkiso Co., Ltd. (b)	17,705
700	Nippon Electric Glass Co., Ltd. (b)	12,339
500	Nippon Pillar Packing Co., Ltd. (b)	16,240
5,500	Nippon Sheet Glass Co., Ltd. (b) (d)	25,799
Shares	Description	Value

	Japan (Continued)
300	Nippon Shokubai Co., Ltd. (b)	$11,217
600	Nippon Soda Co., Ltd. (b)	21,599
800	Nippon Yakin Kogyo Co., Ltd. (b)	22,705
300	Nitta Corp. (b)	6,371
700	Nittetsu Mining Co., Ltd. (b)	21,825
900	Nitto Boseki Co., Ltd. (b)	14,386
1,900	Nojima Corp. (b)	18,078
1,200	NOK Corp. (b)	17,601
2,000	Noritsu Koki Co., Ltd. (b)	32,346
1,100	NS United Kaiun Kaisha Ltd. (b)	26,226
13,000	NTN Corp. (b)	27,536
400	OKUMA Corp. (b)	21,476
4,600	Onward Holdings Co., Ltd. (b)	12,771
700	Organo Corp. (b)	20,692
2,000	Outsourcing, Inc. (b)	19,083
900	PAL GROUP Holdings Co., Ltd. (b)	24,361
200	Rorze Corp. (b)	16,307
1,300	Ryosan Co., Ltd. (b)	39,511
1,900	San-Ai Oil Co., Ltd. (b)	20,111
300	Sanken Electric Co., Ltd. (b)	28,302
300	Sanyo Denki Co., Ltd. (b)	16,217
1,100	Sanyo Special Steel Co., Ltd. (b)	21,803
800	Sato Holdings Corp. (b)	10,867
600	Seino Holdings Co., Ltd. (b)	8,543
600	Shin-Etsu Polymer Co., Ltd. (b)	6,371
2,500	Siix Corp. (b)	27,352
1,700	SKY Perfect JSAT Holdings, Inc. (b)	6,755
500	Star Micronics Co., Ltd. (b)	6,256
800	Sumitomo Seika Chemicals Co., Ltd. (b)	24,818
400	Sumitomo Warehouse (The) Co., Ltd. (b)	6,586
1,400	Sun Frontier Fudousan Co., Ltd. (b)	13,894
900	SWCC Showa Holdings Co., Ltd. (b)	11,999
1,200	Takasago Thermal Engineering Co., Ltd. (b)	20,134
1,000	Tama Home Co., Ltd. (b)	23,002
3,200	Tamura Corp. (b)	14,914
300	THK Co., Ltd. (b)	6,175
400	Toho Gas Co., Ltd. (b)	6,939
700	Toho Holdings Co., Ltd. (b)	12,877
1,400	Tokai Carbon Co., Ltd. (b)	12,887
1,200	Tokuyama Corp. (b)	19,806
500	Tokyo Electron Device Ltd. (b)	36,803
1,300	Tokyo Steel Manufacturing Co., Ltd. (b)	12,303
2,100	Topre Corp. (b)	23,259
2,300	Toyo Tire Corp. (b)	30,544
400	Toyota Boshoku Corp. (b)	7,159
500	TS Tech Co., Ltd. (b)	6,323

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
500	Tsubakimoto Chain Co. (b)	$12,763
2,100	Tsuburaya Fields Holdings, Inc. (b)	43,801
1,200	TV Asahi Holdings Corp. (b)	13,707
400	Tv Tokyo Holdings Corp. (b)	9,363
1,300	UACJ Corp. (b)	24,717
600	Vector, Inc. (b)	5,610
700	Yamato Kogyo Co., Ltd. (b)	29,911
600	Yonex Co., Ltd. (b)	5,807
		2,314,677
	Luxembourg – 0.3%
705	APERAM S.A. (b)	22,015
	Marshall Islands – 0.4%
786	Teekay Tankers Ltd., Class A	30,049
	Mauritius – 0.4%
153,500	Golden Agri-Resources Ltd. (b)	27,851
	Netherlands – 1.3%
309	AMG Advanced Metallurgical Group N.V. (b)	16,032
3,471	Iveco Group N.V. (b) (d)	31,302
5,521	Koninklijke BAM Groep N.V. (b)	10,641
42,855	MFE-MediaForEurope N.V., Class A (b)	23,901
73	Redcare Pharmacy N.V. (b) (d) (e) (f)	7,561
1,590	SRH N.V. (b) (c) (d) (g)	0
430	Van Lanschot Kempen NV (b)	14,420
		103,857
	Norway – 3.1%
33,553	DNO ASA (b)	29,550
9,729	Elkem ASA (b) (e) (f)	22,519
4,680	Hoegh Autoliners ASA (b)	26,523
9,364	Kitron ASA (b)	38,028
20,652	MPC Container Ships ASA (b)	35,326
5,972	Norske Skog ASA (b) (f)	23,495
32,099	Norwegian Air Shuttle ASA (b) (d)	30,848
370	TGS ASA (b)	5,513
3,642	Wallenius Wilhelmsen ASA (b)	25,242
		237,044
	Portugal – 0.7%
4,512	Altri SGPS S.A. (b)	20,500
118,761	Banco Comercial Portugues S.A., Class R (b) (d)	28,476
2	Greenvolt-Energias Renovaveis S.A. (b) (d)	13
6,063	Sonae SGPS S.A. (b)	5,961
		54,950
Shares	Description	Value

	Singapore – 0.1%
11,100	First Resources Ltd. (b)	$11,452
	South Korea – 17.0%
118	Advanced Nano Products Co., Ltd. (b)	11,150
345	BH Co., Ltd. (b)	7,124
411	CJ Corp. (b)	21,327
687	Cosmochemical Co., Ltd. (b) (d)	24,648
723	Daeduck Electronics Co., Ltd. (b)	17,839
439	Daesang Corp. (b)	5,735
251	Daesung Holdings Co., Ltd. (b)	2,814
8,503	Daewoo Engineering & Construction Co., Ltd. (b) (d)	26,370
858	Daou Data Corp. (b)	8,802
820	Daou Technology, Inc. (b)	10,950
238	DB HiTek Co., Ltd. (b)	11,474
123	Dentium Co., Ltd. (b)	13,601
1,059	DL E&C Co., Ltd. (b)	28,079
454	DN Automotive Corp. (b)	31,525
2,640	Dongkuk Steel Mill Co., Ltd. (b)	35,063
784	Doosan Bobcat, Inc. (b)	35,045
88	Doosan Co., Ltd. (b)	6,082
218	Doosan Tesna, Inc. (b)	6,928
447	Ecopro HN Co., Ltd. (b)	21,108
324	E-MART, Inc. (b)	18,971
612	Eoflow Co., Ltd. (b) (d)	13,229
417	GS Engineering & Construction Corp. (b)	5,939
1,060	GS Holdings Corp. (b)	29,545
163	HAESUNG DS Co., Ltd. (b)	7,546
1,051	Hana Micron, Inc. (b)	17,594
1,315	Handsome Co., Ltd. (b)	23,280
746	Hanjin Kal Corp. (b)	26,613
985	Hankook Tire & Technology Co., Ltd. (b)	25,842
2,138	Harim Holdings Co., Ltd. (b)	12,652
148	HD Hyundai Co., Ltd. (b)	6,755
7,531	Humasis Co., Ltd. (b) (d)	14,734
158	Hyundai Department Store Co., Ltd. (b)	5,924
189	Intellian Technologies, Inc. (b)	10,596
483	INTOPS Co., Ltd. (b)	12,478
211	IS Dongseo Co., Ltd. (b)	5,362
986	JB Financial Group Co., Ltd. (b)	6,346
648	KCC Glass Corp. (b)	21,895
4,245	KG DONGBUSTEEL (b)	29,348
2,330	KG Eco Technology Service Co., Ltd. (b)	22,912
385	Kolon Industries, Inc. (b)	14,673
1,264	Korea Gas Corp. (b)	24,701
11,789	Korea Line Corp. (b) (d)	18,200
298	Kumho Petrochemical Co., Ltd. (b)	30,133
147	LOTTE Fine Chemical Co., Ltd. (b)	7,769

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
538	LS Corp. (b)	$38,131
1,480	LX International Corp. (b)	40,719
148	MegaStudyEdu Co., Ltd. (b)	5,845
404	Myoung Shin Industrial Co., Ltd. (b) (d)	7,244
488	OCI Co., Ltd. (b)	42,180
1,510	Orion Holdings Corp. (b)	16,868
57	Ottogi Corp. (b)	16,989
7,372	Pan Ocean Co., Ltd. (b)	29,141
56	Park Systems Corp. (b)	8,027
907	Poongsan Corp. (b)	29,976
3,607	Posco DX Co., Ltd. (b) (h)	41,955
203	Rainbow Robotics (b) (d)	14,191
424	S&S Tech Corp. (b)	17,952
83	Samchully Co., Ltd. (b)	6,831
2,030	SD Biosensor, Inc. (b)	18,901
1,891	SeAH Besteel Holdings Corp. (b)	37,089
931	Sebang Co., Ltd. (b)	8,736
348	Seegene, Inc. (b)	5,451
69	Seoul City Gas Co., Ltd. (b)	3,486
1,187	Shinsegae International, Inc. (b)	15,405
80	Shinsegae, Inc. (b)	10,852
540	SIMMTECH Co., Ltd. (b)	14,103
230	SK Chemicals Co., Ltd. (b)	12,295
307	SL Corp. (b)	8,614
5,820	Sungwoo Hitech Co., Ltd. (b)	44,052
74	Young Poong Corp. (b)	32,206
938	Youngone Corp. (b)	46,061
		1,312,001
	Spain – 2.5%
1,918	Acerinox S.A. (b)	20,385
7,063	Ence Energia y Celulosa S.A. (b)	22,296
7,259	Gestamp Automocion S.A. (b) (e) (f)	34,074
1,459	Indra Sistemas S.A. (b)	18,457
533	Let’s GOWEX S.A. (b) (c) (d) (g) (i)	0
1,024	Melia Hotels International S.A. (b) (d)	7,118
8,185	Sacyr S.A. (b)	28,008
3,988	Soltec Power Holdings S.A. (b) (d)	18,316
2,998	Tecnicas Reunidas S.A. (b) (d)	27,342
180	Vidrala S.A. (b)	17,016
		193,012
	Sweden – 1.4%
1,340	Alleima AB (b)	6,103
1,384	Betsson AB (b)	14,739
1,961	BillerudKorsnas AB (b)	14,924
1,634	Calliditas Therapeutics AB (b) (d)	13,133
2,073	Granges AB (b)	19,783
Shares	Description	Value

	Sweden (Continued)
577	Loomis AB (b)	$16,850
885	Note AB (b) (d)	18,634
530	Pandox AB (b)	6,174
		110,340
	Switzerland – 0.4%
15,514	Aryzta AG (b) (d)	25,747
9,405	Meyer Burger Technology AG (b) (d)	6,348
		32,095
	United Kingdom – 4.8%
343	4imprint Group PLC	20,888
581	Bank of Georgia Group PLC	21,583
43,623	Capita PLC (d)	15,202
11,411	Capricorn Energy PLC (b)	27,106
22,589	Ferrexpo PLC (b) (d)	25,735
193	Greggs PLC (b)	6,270
6,089	Halfords Group PLC	16,672
4,739	International Distributions Services PLC (b)	13,321
2,977	J D Wetherspoon PLC (d)	25,426
2,027	JET2 PLC (b)	32,078
5,322	John Wood Group PLC (b) (d)	9,169
13,044	Johnson Service Group PLC	17,096
18,598	Just Group PLC	18,376
3,235	Mitchells & Butlers PLC (b) (d)	8,404
19,518	Mitie Group PLC (b)	23,921
4,621	Redde Northgate PLC	22,008
13,559	Senior PLC (b)	30,317
4,325	SSP Group PLC (d)	13,776
428	TORM PLC, Class A (b)	10,313
2,572	Vesuvius PLC (b)	13,030
		370,691
	Total Common Stocks	7,312,211
	(Cost $7,485,298)
REAL ESTATE INVESTMENT TRUSTS (a) – 4.7%
	Australia – 1.0%
9,380	Charter Hall Long Wale REIT (b)	25,096
10,452	Charter Hall Retail REIT (b)	25,214
9,891	Charter Hall Social Infrastructure REIT (b)	19,433
3,938	National Storage REIT (b)	6,182
		75,925
	Belgium – 0.4%
297	Cofinimmo S.A. (b)	22,318
391	Xior Student Housing N.V. (b) (e)	11,629
		33,947

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	Canada – 1.0%
1,212	Dream Industrial Real Estate Investment Trust	$12,909
2,827	H&R Real Estate Investment Trust	21,873
3,017	Minto Apartment Real Estate Investment Trust (e) (f)	34,207
655	Slate Grocery REIT, Class U	6,443
		75,432
	Guernsey – 0.8%
32,294	Balanced Commercial Property Trust Ltd. (b)	27,201
51,771	UK Commercial Property REIT Ltd. (b)	31,872
		59,073
	Israel – 0.2%
3,018	Reit 1 Ltd. (b)	13,266
	Netherlands – 0.2%
578	Eurocommercial Properties N.V. (b)	13,425
	United Kingdom – 1.1%
1,821	Big Yellow Group PLC (b)	24,849
1,681	Safestore Holdings PLC (b)	18,195
16,631	Urban Logistics REIT PLC	23,656
3,655	Workspace Group PLC	21,947
		88,647
	Total Real Estate Investment Trusts	359,715
	(Cost $369,928)
WARRANTS (a) – 0.0%
	Canada – 0.0%
1,906	Logan Energy Corp. CA (b) (c) (d) (g)	0
	(Cost $0)
MONEY MARKET FUNDS – 0.2%
18,330	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.99% (j) (k)	18,330
	(Cost $18,330)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.8%
$61,784	BNP Paribas S.A., 5.01% (j), dated 6/30/23, due 7/3/23, with a maturity value of $61,810. Collateralized by U.S. Treasury Notes, interest rates of 1.25% to 1.50%, due 8/15/26 to 11/30/26. The value of the collateral including accrued interest is $63,091. (k)	$61,784
	(Cost $61,784)
	Total Investments – 100.4%	7,752,040
	(Cost $7,935,340)
	Net Other Assets and Liabilities – (0.4)%	(31,084)
	Net Assets – 100.0%	$7,720,956

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At June 30, 2023, securities noted as such are valued at $6,617,970 or 85.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
(h)	All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities, including those sold and pending settlement, is $75,867 and the total value of the collateral held by the Fund is $80,114.
(i)	This issuer has filed for protection in bankruptcy court.
(j)	Rate shown reflects yield as of June 30, 2023.
(k)	This security serves as collateral for securities on loan.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$75,867
Non-cash Collateral (2)	(75,867)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$61,784
Non-cash Collateral (4)	(61,784)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Currency Exposure Diversification	% of Total Investments
Japanese Yen	29.9%
Euro	18.2
South Korean Won	16.9
Canadian Dollar	10.4
British Pound Sterling	6.6
Australian Dollar	4.9
Norwegian Krone	4.5
Israeli Shekel	1.9
Hong Kong Dollar	1.7
Swedish Krona	1.4
United States Dollar	1.4
Danish Krone	1.3
Singapore Dollar	0.5
Swiss Franc	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 731,845	$ 731,845	$ —	$ —**
Greece	93,223	—	93,223	—**
Marshall Islands	30,049	30,049	—	—
Netherlands	103,857	—	103,857	—**
Spain	193,012	—	193,012	—**
United Kingdom	370,691	171,027	199,664	—
Other Country Categories*	5,789,534	—	5,789,534	—
Real Estate Investment Trusts:
Canada	75,432	75,432	—	—
United Kingdom	88,647	45,603	43,044	—
Other Country Categories*	195,636	—	195,636	—
Warrants*	—**	—	—	—**
Money Market Funds	18,330	18,330	—	—
Repurchase Agreements	61,784	—	61,784	—
Total Investments	$ 7,752,040	$ 1,072,286	$ 6,679,754	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.6%
	Brazil – 14.8%
702,483	Auren Energia S.A.	$2,102,373
505,168	Banco Pan S.A. (Preference Shares)	965,350
480,305	Bradespar S.A. (Preference Shares)	2,227,888
1,136,628	Camil Alimentos S.A.	1,675,910
1,359,556	Cia Brasileira de Aluminio	1,431,052
699,622	Cia Brasileira de Distribuicao (b)	2,733,789
491,359	Cia de Saneamento de Minas Gerais-Copasa	2,170,386
569,046	Cia de Saneamento do Parana	2,597,917
145,777	Cia Ferro Ligas da Bahia-Ferbasa (Preference Shares)	1,475,672
1,314,468	Dexco S.A.	2,292,262
619,615	Embraer S.A. (b)	2,399,161
909,570	Enauta Participacoes S.A.	2,610,061
2,785,252	JHSF Participacoes S.A.	2,960,806
3,240,702	Marcopolo S.A. (Preference Shares)	3,526,180
1,164,017	Marfrig Global Foods S.A.	1,767,345
871,127	Metalurgica Gerdau S.A. (Preference Shares)	2,150,437
633,790	Oncoclinicas do Brasil Servicos Medicos S.A. (b)	1,336,886
380,181	Petroreconcavo S.A.	1,522,090
109,539	Porto Seguro S.A.	643,297
343,057	Randon S.A. Implementos e Participacoes (Preference Shares)	871,936
633,012	Tres Tentos Agroindustrial S.A.	1,698,802
553,659	Ultrapar Participacoes S.A.	2,184,248
1,060,230	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	1,565,479
		44,909,327
	Cayman Islands – 10.2%
411,958	AAC Technologies Holdings, Inc. (c)	973,676
24,954	Alchip Technologies, Ltd. (c)	1,445,441
55,672	Bizlink Holding, Inc. (c)	577,206
912,000	China Aoyuan Group Ltd. (b) (c) (d)	18,622
873,483	China Conch Venture Holdings Ltd. (c)	1,141,267
568,060	China Lesso Group Holdings Ltd. (c)	374,361
11,550	China Metal Recycling Holdings Ltd. (b) (c) (d) (e)	0
2,933,061	China Resources Medical Holdings Co., Ltd. (c)	2,257,710
3,342,677	China Risun Group Ltd. (c) (f)	1,553,795
1,429,460	China Yongda Automobiles Services Holdings Ltd. (c)	721,080
Shares	Description	Value

	Cayman Islands (Continued)
3,171,951	China Zhongwang Holdings Ltd. (b) (c) (d) (e)	$0
1,115,360	CIFI Ever Sunshine Services Group Ltd. (c) (d) (f)	434,131
8,142,935	CIFI Holdings Group Co., Ltd. (c) (d)	789,769
2,462,262	Dongyue Group Ltd. (c)	1,849,415
4,444,299	Fufeng Group Ltd. (c)	2,252,184
377,350	General Interface Solution Holding Ltd. (c)	885,497
4,344,708	Inspur Digital Enterprise Technology Ltd. (c)	1,568,355
3,581,102	Intron Technology Holdings Ltd. (c)	2,092,645
165,521	Kingboard Holdings Ltd. (c)	452,728
6,066,602	Meitu, Inc. (c) (f) (g) (h)	2,301,610
289,276	NetDragon Websoft Holdings Ltd. (c)	546,196
406,193	Peijia Medical Ltd. (b) (c) (f) (h)	320,310
3,930,580	Seazen Group Ltd. (b) (c)	770,331
60,550	Tecnoglass, Inc.	3,128,013
1,288,180	Tianneng Power International Ltd. (c) (g)	1,334,358
963,948	Wisdom Marine Lines Co., Ltd. (c)	1,514,541
295,948	XD, Inc. (b) (c) (f)	747,922
271,427	Zhen Ding Technology Holding Ltd. (c)	917,839
		30,969,002
	Chile – 1.3%
182,358	CAP S.A.	1,350,567
15,775,617	Colbun S.A.	2,498,897
		3,849,464
	China – 2.9%
2,342,815	A-Living Smart City Services Co., Ltd., Class H (b) (c) (f) (h)	1,511,432
5,489,316	BAIC Motor Corp., Ltd., Class H (c) (f) (h)	1,336,882
4,133,494	China Communications Services Corp., Ltd., Class H (c)	2,040,819
152,135	Lao Feng Xiang Co., Ltd., Class B (c)	560,245
476,514	Legend Holdings Corp., Class H (c) (f) (h)	442,693
2,666,228	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H (b) (c) (f) (h)	2,306,990
639,126	Zhejiang Expressway Co., Ltd., Class H (c)	486,323
		8,685,384
	Egypt – 0.7%
2,534,490	Telecom Egypt Co. (c)	2,121,213

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hong Kong – 1.7%
2,366,884	China Everbright Environment Group Ltd. (c)	$935,542
1,156,525	China Overseas Grand Oceans Group Ltd. (c)	544,864
1,246,853	CITIC Telecom International Holdings Ltd. (c)	477,960
839,882	Genertec Universal Medical Group Co., Ltd. (c) (f) (h)	462,204
427,115	Morimatsu International Holdings Co., Ltd. (b) (c) (f)	352,258
2,305,696	Poly Property Group Co., Ltd. (c)	516,099
8,009,280	Shougang Fushan Resources Group Ltd. (c)	2,017,882
		5,306,809
	Indonesia – 7.2%
19,662,756	AKR Corporindo Tbk PT (c)	1,865,440
10,377,062	Berkah Beton Sadaya Tbk PT (b)	34,608
7,638,414	Bukit Asam Tbk PT (c)	1,363,326
38,578,826	Elang Mahkota Teknologi Tbk PT (c)	1,838,915
43,957,605	Erajaya Swasembada Tbk PT (c)	1,398,213
10,437,422	Harum Energy Tbk PT (c)	993,115
5,079,545	Indah Kiat Pulp & Paper Tbk PT (c)	2,887,328
15,807,714	Indika Energy Tbk PT (c)	2,018,015
966,919	Indo Tambangraya Megah Tbk PT (c)	1,556,703
15,087,759	Medco Energi Internasional Tbk PT (c)	905,058
64,570,493	Media Nusantara Citra Tbk PT (b) (c)	2,811,338
20,183,624	Mitra Adiperkasa Tbk PT (b) (c)	2,277,935
11,042,490	Perusahaan Gas Negara Tbk PT (c)	966,694
13,525,417	Sawit Sumbermas Sarana Tbk PT	1,091,596
		22,008,284
	Jersey – 0.5%
16,621,054	West China Cement Ltd. (c)	1,680,389
	Malaysia – 3.3%
3,882,500	Bermaz Auto Bhd (c)	1,856,344
10,676,800	Bumi Armada Bhd (b) (c)	1,078,561
14,559,300	Capital A Bhd (b) (c)	2,529,014
1,880,200	Chin Hin Group Bhd (b) (c)	1,759,385
1,648,600	Gamuda Bhd (c)	1,555,858
6,794,300	Hibiscus Petroleum Bhd (c)	1,263,577
		10,042,739
	Mexico – 0.6%
425,155	Alsea S.A.B. de C.V. (b)	1,384,728
Shares	Description	Value

	Mexico (Continued)
199,844	Megacable Holdings S.A.B. de C.V.	$463,037
		1,847,765
	Philippines – 1.1%
214,140	GT Capital Holdings, Inc. (c)	2,001,200
27,625,000	Megaworld Corp. (c)	998,986
1,879,200	Robinsons Land Corp. (c)	487,307
		3,487,493
	Poland – 4.3%
112,984	Alior Bank S.A. (b) (c)	1,344,977
20,815	Budimex S.A. (c)	1,839,461
130,768	Cyfrowy Polsat S.A. (c)	531,234
232,335	Jastrzebska Spolka Weglowa S.A. (b) (c)	2,290,772
7,145	mBank S.A. (b) (c)	714,239
641,389	Orange Polska S.A. (c)	1,103,050
1,395,194	PGE Polska Grupa Energetyczna S.A. (b) (c)	2,491,199
1,135,993	Tauron Polska Energia S.A. (b) (c)	768,849
207,166	XTB S.A. (c) (f) (h)	2,116,576
		13,200,357
	Russia – 0.0%
653,736,712	Federal Grid Co. Unified Energy System PJSC (b) (c) (d) (e)	0
580,351	Mechel PJSC (b) (c) (d) (e)	0
		0
	South Africa – 3.8%
195,429	African Rainbow Minerals Ltd. (c)	2,061,822
246,393	Harmony Gold Mining Co., Ltd. (c)	1,037,833
278,831	Motus Holdings Ltd.	1,484,136
190,022	Northam Platinum Holdings Ltd. (b)	1,266,864
160,419	Omnia Holdings Ltd.	512,591
984,014	Sappi Ltd.	2,039,524
757,184	Telkom S.A. SOC Ltd. (b) (c)	1,273,576
222,991	Thungela Resources Ltd. (c)	1,749,200
		11,425,546
	Taiwan – 25.3%
1,203,997	AcBel Polytech, Inc. (c)	1,801,753
1,114,384	Aerospace Industrial Development Corp. (c)	2,150,677
90,124	Alexander Marine Co., Ltd. (c)	1,702,060
1,775,766	Alpha Networks, Inc. (c)	2,340,384
438,904	Asia Vital Components Co., Ltd. (c)	3,826,812
748,312	Cheng Uei Precision Industry Co., Ltd. (c)	1,013,952
162,344	Chicony Electronics Co., Ltd. (c)	511,391

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
242,118	China Motor Corp. (c)	$724,972
1,210,276	ChipMOS Technologies, Inc. (c)	1,422,832
327,090	Chung-Hsin Electric & Machinery Manufacturing Corp. (c)	1,444,820
667,588	Compeq Manufacturing Co., Ltd. (c)	955,121
1,987,755	CSBC Corp. Taiwan (b) (c)	1,584,554
510,606	Depo Auto Parts Ind Co., Ltd. (c)	1,941,499
291,913	Ennoconn Corp. (c)	2,567,329
558,533	Evergreen International Storage & Transport Corp. (c)	518,422
204,467	Fusheng Precision Co., Ltd. (c)	1,452,554
289,184	Getac Holdings Corp. (c)	622,706
115,890	Gigabyte Technology Co., Ltd. (c)	908,851
302,766	Great Wall Enterprise Co., Ltd. (c)	519,107
580,539	Greatek Electronics, Inc. (c)	1,068,535
725,503	IEI Integration Corp. (c)	2,107,718
32,469	Jentech Precision Industrial Co., Ltd. (c)	674,571
198,351	Kaori Heat Treatment Co., Ltd. (c)	2,166,152
637,994	King Yuan Electronics Co., Ltd. (c)	1,171,253
133,374	Kinsus Interconnect Technology Corp. (c)	501,978
882,816	Macronix International Co., Ltd. (c)	930,880
231,781	Marketech International Corp. (c)	1,055,500
2,833,582	Mitac Holdings Corp. (c)	3,187,406
495,877	Pou Chen Corp. (c)	502,626
340,030	Powertech Technology, Inc. (c)	1,148,998
1,095,317	Ruentex Industries Ltd. (c)	2,122,110
793,403	Sanyang Motor Co Ltd. (c)	2,287,202
816,000	Sercomm Corp. (c)	2,761,349
276,769	Sigurd Microelectronics Corp. (c)	492,837
90,476	Sinbon Electronics Co., Ltd. (c)	1,074,890
598,505	Ta Ya Electric Wire & Cable (c)	744,949
2,676,706	Taisun Enterprise Co., Ltd. (c)	2,417,891
159,170	Taiwan Hon Chuan Enterprise Co., Ltd. (c)	540,250
1,092,096	Teco Electric and Machinery Co., Ltd. (c)	1,873,859
329,786	Topco Scientific Co., Ltd. (c)	1,936,079
221,547	Topkey Corp. (c)	1,376,505
365,753	United Integrated Services Co., Ltd. (c)	2,565,506
296,955	Vivotek, Inc. (c)	2,020,758
1,167,650	Winbond Electronics Corp. (b) (c)	1,032,773
107,589	WinWay Technology Co., Ltd. (c)	2,697,410
Shares	Description	Value

	Taiwan (Continued)
747,408	Wistron NeWeb Corp. (c)	$2,296,068
198,669	Wowprime Corp. (c)	2,037,530
833,977	Yulon Motor Co., Ltd. (c)	2,217,214
1,249,370	Zyxel Group Corp. (c)	1,870,533
		76,891,126
	Thailand – 6.0%
2,895,900	AP Thailand PCL (c)	938,520
2,242,000	Bangchak Corp. PCL	2,308,081
8,044,300	Banpu PCL	2,007,955
661,900	Betagro PCL	541,393
5,073,200	Precious Shipping PCL	1,330,722
3,278,400	Regional Container Lines PCL	2,191,456
19,971,900	Sansiri PCL	1,081,542
758,800	Sri Trang Agro-Industry PCL	363,830
1,418,400	Srinanaporn Marketing PCL	956,135
4,826,600	Star Petroleum Refining PCL	1,095,872
2,348,100	Supalai PCL	1,337,798
5,212,700	SVI PCL	1,220,291
1,654,800	Thai Oil PCL	2,065,291
1,773,000	Tipco Asphalt PCL	935,132
		18,374,018
	Turkey – 12.9%
211,575	AG Anadolu Grubu Holding A.S. (c)	893,368
300,805	Alarko Holding A.S. (c)	875,134
759,626	Anadolu Efes Biracilik Ve Malt Sanayii A.S. (c)	1,933,013
581,870	Aygaz A.S. (c)	2,020,344
313,117	Cimsa Cimento Sanayi VE Ticare	1,588,678
191,529	Coca-Cola Icecek A.S. (c)	1,940,022
5,221,413	Dogan Sirketler Grubu Holding A.S. (c)	1,984,720
1,423,883	Enerjisa Enerji A.S. (c) (f) (h)	1,927,460
592,699	Girisim Elektrik Taahhut Ticaret Ve Sanayi A.S. (b)	1,349,826
910,700	Is Yatirim Menkul Degerler A.S.	2,186,065
2,569,442	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D (c)	2,187,910
371,566	Mavi Giyim Sanayi Ve Ticaret A.S., Class B (f) (h)	1,113,288
291,152	Migros Ticaret A.S.	2,379,240
137,375	MLP Saglik Hizmetleri A.S. (b) (c) (f) (h)	402,307
360,710	Nuh Cimento Sanayi A.S.	1,863,429
6,354,137	ODAS Elektrik Uretim ve Sanayi Ticaret A.S. (b) (c)	1,805,058
53,148	Otokar Otomotiv Ve Savunma Sanayi A.S. (b)	400,608
86,124	Pegasus Hava Tasimaciligi A.S. (b) (c)	2,045,180

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Turkey (Continued)
703,723	Petkim Petrokimya Holding A.S. (b) (c)	$405,897
1,992,869	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	2,098,866
1,682,816	Sok Marketler Ticaret A.S. (b) (c)	2,155,828
1,198,967	Tekfen Holding A.S. (c)	1,780,263
73,021	Turk Traktor ve Ziraat Makineleri A.S.	1,140,100
939,050	Ulker Biskuvi Sanayi A.S.	1,245,991
206,120	Vestel Elektronik Sanayi ve Ticaret A.S. (b) (c)	452,970
7,457,747	Zorlu Enerji Elektrik Uretim A.S. (b)	991,834
		39,167,399
	Total Common Stocks	293,966,315
	(Cost $298,949,634)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.6%
	Mexico – 0.9%
1,379,675	TF Administradora Industrial S de RL de CV	2,632,481
	South Africa – 1.0%
12,383,981	Redefine Properties Ltd. (c)	2,160,961
1,449,444	Vukile Property Fund Ltd.	965,719
		3,126,680
	Turkey – 0.7%
5,370,925	Is Gayrimenkul Yatirim Ortakligi A.S. (b) (c)	2,203,550
	Total Real Estate Investment Trusts	7,962,711
	(Cost $9,185,099)
RIGHTS (a) – 0.0%
	Taiwan – 0.0%
365,362	AcBel Polytech, Inc. (c) (d)	89,743
9,575	Topco Scientific Co., Ltd. (c) (d)	9,992
	Total Rights	99,735
	(Cost $0)
MONEY MARKET FUNDS – 0.2%
677,632	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.99% (i) (j)	677,632
	(Cost $677,632)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.8%
$2,284,115	BNP Paribas S.A., 5.01% (i), dated 6/30/23, due 7/3/23, with a maturity value of $2,285,068. Collateralized by U.S. Treasury Notes, interest rates of 1.25% to 1.50%, due 8/15/26 to 11/30/26. The value of the collateral including accrued interest is $2,332,430. (j)	$2,284,115
	(Cost $2,284,115)
	Total Investments – 100.2%	304,990,508
	(Cost $311,096,480)
	Net Other Assets and Liabilities – (0.2)%	(605,241)
	Net Assets – 100.0%	$304,385,267

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At June 30, 2023, securities noted as such are valued at $204,473,250 or 67.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(g)	All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities, including those sold and pending settlement, is $2,811,025 and the total value of the collateral held by the Fund is $2,961,747.

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
(h)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(i)	Rate shown reflects yield as of June 30, 2023.
(j)	This security serves as collateral for securities on loan.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$2,811,025
Non-cash Collateral (2)	(2,811,025)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2023, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$2,284,115
Non-cash Collateral (4)	(2,284,115)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2023, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Currency Exposure Diversification	% of Total Investments
New Taiwan Dollar	27.0%
Brazilian Real	14.7
Turkish Lira	13.6
Hong Kong Dollar	12.3
Indonesian Rupiah	7.2
Thai Baht	6.0
South African Rand	4.8
Polish Zloty	4.3
Malaysian Ringgit	3.3
United States Dollar	2.2
Mexican Peso	1.5
Chilean Peso	1.3
Philippine Peso	1.1
Egyptian Pound	0.7
Russian Ruble	0.0*
Total	100.0%

*	Investment is valued at $0.

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 44,909,327	$ 44,909,327	$ —	$ —
Cayman Islands	30,969,002	3,128,013	27,840,989	—**
Chile	3,849,464	3,849,464	—	—
Indonesia	22,008,284	1,126,204	20,882,080	—
Mexico	1,847,765	1,847,765	—	—
Russia	—**	—	—	—**
South Africa	11,425,546	5,303,115	6,122,431	—
Turkey	39,167,399	16,357,925	22,809,474	—
Other Country Categories*	139,789,528	—	139,789,528	—
Real Estate Investment Trusts:
Mexico	2,632,481	2,632,481	—	—
South Africa	3,126,680	965,719	2,160,961	—
Turkey	2,203,550	—	2,203,550	—
Rights*	99,735	—	99,735	—
Money Market Funds	677,632	677,632	—	—
Repurchase Agreements	2,284,115	—	2,284,115	—
Total Investments	$ 304,990,508	$ 80,797,645	$ 224,192,863	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.5%
	Austria – 3.9%
1,705	ANDRITZ AG (b)	$95,088
1,161	Erste Group Bank AG (b)	40,725
4,416	OMV AG (b)	187,513
10,004	Raiffeisen Bank International AG (b) (c)	158,752
5,661	voestalpine AG (b)	203,435
		685,513
	Belgium – 3.8%
699	Ackermans & van Haaren N.V. (b)	115,088
1,316	Etablissements Franz Colruyt N.V. (b)	49,080
2,307	Euronav N.V. (b)	35,003
4,164	KBC Ancora (b)	190,377
999	Melexis N.V. (b)	98,100
1,681	Solvay S.A. (b)	187,969
		675,617
	Finland – 3.6%
1,036	Huhtamaki Oyj (b)	34,000
1,788	Kesko Oyj, Class B (b)	33,672
7,055	Metso Oyj (b)	85,131
39,214	Nokia Oyj (b)	164,301
14,781	Stora Enso Oyj, Class R (b)	171,489
3,433	UPM-Kymmene Oyj (b)	102,292
4,076	Wartsila OYJ Abp (b)	45,961
		636,846
	France – 22.8%
3,582	Accor S.A. (b)	133,291
230	Air Liquide S.A. (b)	41,247
5,648	Alstom S.A. (b)	168,597
482	Alten S.A. (b)	76,013
1,560	Arkema S.A. (b)	147,102
641	BNP Paribas S.A. (b)	40,451
31,120	Bollore SE (b)	194,073
3,417	Bouygues S.A. (b)	114,789
3,802	Carrefour S.A. (b)	72,051
2,031	Cie de Saint-Gobain (b)	123,660
3,775	Cie Generale des Etablissements Michelin SCA (b)	111,670
6,812	Credit Agricole S.A. (b)	80,885
355	Eiffage S.A. (b)	37,065
10,038	Elis S.A. (b)	195,271
9,720	Engie S.A. (b)	161,866
1,622	Eurazeo SE (b)	114,198
8,878	Forvia (b) (c)	209,531
57	Hermes International (b)	123,902
1,903	Imerys S.A. (b)	74,176
1,686	Interparfums S.A. (b)	120,233
698	Ipsen S.A. (b)	84,023
84	LVMH Moet Hennessy Louis Vuitton SE (b)	79,205
9,701	Orange S.A. (b)	113,370
Shares	Description	Value

	France (Continued)
1,973	Publicis Groupe S.A. (b)	$158,346
2,826	Renault S.A. (b)	119,239
8,067	Rexel S.A. (b)	199,367
778	Safran S.A. (b)	121,920
353	Sanofi (b)	38,003
338	SEB S.A. (b)	34,954
5,112	Societe Generale S.A. (b)	132,944
550	Sopra Steria Group SACA (b)	109,805
2,606	TotalEnergies SE (b)	149,596
3,746	Valeo (b)	80,499
4,988	Veolia Environnement S.A. (b)	157,897
670	Vinci S.A. (b)	77,851
364	Wendel SE (b)	37,385
		4,034,475
	Germany – 28.2%
1,665	Aurubis AG (b)	142,959
603	Bayer AG (b)	33,379
1,754	Bayerische Motoren Werke AG (b)	215,754
512	Brenntag SE (b)	39,945
7,300	Commerzbank AG (b)	80,927
2,055	Continental AG (b)	155,256
3,415	Daimler Truck Holding AG (b)	123,084
11,356	Deutsche Bank AG (b)	119,383
17,258	Deutsche Lufthansa AG (b) (c)	176,956
1,644	Deutsche Post AG (b)	80,330
1,585	Deutsche Telekom AG (b)	34,582
15,397	E.ON SE (b)	196,687
5,488	Evonik Industries AG (b)	104,573
765	Fraport AG Frankfurt Airport Services Worldwide (b) (c)	40,835
2,717	Fresenius Medical Care AG & Co., KGaA (b)	129,848
5,700	Fresenius SE & Co., KGaA (b)	158,100
1,887	FUCHS SE (Preference Shares) (b)	74,659
2,633	Heidelberg Materials AG (b)	216,534
4,267	Hensoldt AG (b)	140,149
2,304	HOCHTIEF AG (b)	199,341
2,678	HUGO BOSS AG (b)	209,316
3,759	Infineon Technologies AG (b)	154,804
3,304	Jungheinrich AG (Preference Shares) (b)	121,123
9,037	K+S AG (b)	157,581
1,989	KION Group AG (b)	80,178
3,745	LANXESS AG (b)	112,989
1,403	LEG Immobilien SE (b) (c)	80,951
2,001	Mercedes-Benz Group AG (b)	161,063
307	MTU Aero Engines AG (b)	79,626
3,346	Porsche Automobil Holding SE (Preference Shares) (b)	201,662
388	Rheinmetall AG (b)	106,293
20,193	Schaeffler AG (Preference Shares) (b)	124,646

See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
237	Siemens AG (b)	$39,508
1,750	Siemens Energy AG (b) (c)	30,943
1,176	Sixt SE (b)	140,961
1,074	SMA Solar Technology AG (b) (c)	131,367
24,966	Telefonica Deutschland Holding AG (b)	70,267
26,764	thyssenkrupp AG (b)	209,628
1,127	Volkswagen AG (Preference Shares) (b)	151,551
1,185	Wacker Chemie AG (b)	162,789
		4,990,527
	Greece – 4.4%
116,399	Eurobank Ergasias Services and Holdings S.A. (b) (c)	191,778
5,250	Hellenic Telecommunications Organization S.A. (b)	90,001
6,758	Mytilineos S.A. (b)	238,594
31,691	National Bank of Greece S.A. (b) (c)	206,004
2,394	OPAP S.A. (b)	41,747
		768,124
	Ireland – 2.6%
9,464	AIB Group PLC (b)	39,830
2,286	CRH PLC (b)	126,112
5,302	Glanbia PLC (b)	79,363
562	Kingspan Group PLC (b)	37,409
9,520	Ryanair Holdings PLC (b) (c)	179,554
		462,268
	Italy – 11.6%
120,457	A2A S.p.A. (b)	220,375
9,824	Banco BPM S.p.A. (b)	45,631
13,116	Brembo S.p.A. (b)	194,653
1,549	Brunello Cucinelli S.p.A. (b)	136,382
6,335	Buzzi S.p.A (b)	158,723
12,587	Enel S.p.A. (b)	84,867
13,720	Eni S.p.A. (b)	197,518
2,533	ERG S.p.A. (b)	74,705
2,057	Interpump Group S.p.A. (b)	114,404
13,092	Leonardo S.p.A. (b)	148,658
1,672	Moncler S.p.A. (b)	115,682
22,986	Pirelli & C S.p.A. (b) (d) (e)	113,635
3,660	Prysmian S.p.A. (b)	153,075
116,418	Telecom Italia S.p.A. (b) (c)	32,822
8,137	UniCredit S.p.A. (b)	189,214
14,940	Unipol Gruppo S.p.A. (b)	79,839
		2,060,183
	Luxembourg – 2.6%
6,353	ArcelorMittal S.A. (b)	173,336
8,420	InPost SA (b) (c)	91,379
Shares	Description	Value

	Luxembourg (Continued)
13,517	Tenaris S.A. (b)	$202,202
		466,917
	Netherlands – 6.1%
816	Aalberts N.V. (b)	34,363
4,845	ABN AMRO Bank N.V. (b) (d) (e)	75,307
286	ASM International N.V. (b)	121,437
838	Heineken Holding N.V. (b)	72,925
2,249	Koninklijke Ahold Delhaize N.V. (b)	76,675
1,090	Koninklijke Vopak N.V. (b)	38,906
4,532	OCI N.V. (b)	108,854
1,297	Randstad N.V. (b)	68,403
4,623	Signify N.V. (b) (d) (e)	129,601
2,894	STMicroelectronics N.V. (b)	144,334
9,009	Technip Energies NV (b)	207,532
		1,078,337
	Portugal – 0.9%
13,543	Galp Energia SGPS S.A. (b)	158,262
	Spain – 7.6%
4,826	ACS Actividades de Construccion y Servicios S.A. (b)	169,701
238	Aena SME S.A. (b) (d) (e)	38,519
574	Amadeus IT Group S.A. (b) (c)	43,710
26,947	Banco Bilbao Vizcaya Argentaria S.A. (b)	207,026
71,631	Banco de Sabadell S.A. (b)	82,587
51,685	Banco Santander S.A. (b)	191,345
2,001	Enagas S.A. (b)	39,327
3,541	Endesa S.A. (b)	76,088
1,219	Grupo Catalana Occidente S.A. (b)	37,494
3,438	Industria de Diseno Textil S.A. (b)	133,352
2,186	Red Electrica Corp. S.A. (b)	36,762
12,483	Repsol S.A. (b)	181,553
26,741	Telefonica S.A. (b)	108,567
		1,346,031
	Switzerland – 0.4%
652	DSM-Firmenich AG	70,164
	Total Common Stocks	17,433,264
	(Cost $17,186,213)

See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) – 0.3%
	France – 0.3%
1,321	Covivio S.A. (b)	$62,404
	(Cost $85,350)
	Total Investments – 98.8%	17,495,668
	(Cost $17,271,563)
	Net Other Assets and Liabilities – 1.2%	205,516
	Net Assets – 100.0%	$17,701,184

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At June 30, 2023, securities noted as such are valued at $17,425,504 or 98.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

Currency Exposure Diversification	% of Total Investments
Euro	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Switzerland	$ 70,164	$ 70,164	$ —	$ —
Other Country Categories*	17,363,100	—	17,363,100	—
Real Estate Investment Trusts*	62,404	—	62,404	—
Total Investments	$ 17,495,668	$ 70,164	$ 17,425,504	$—

*	See Portfolio of Investments for country breakout.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Assets and Liabilities
June 30, 2023 (Unaudited)
	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)	First Trust Europe AlphaDEX® Fund (FEP)	First Trust Latin America AlphaDEX® Fund (FLN)	First Trust Brazil AlphaDEX® Fund (FBZ)
ASSETS:
Investments, at value	$ 17,965,270	$ 256,343,338	$ 93,378,645	$ 5,995,748
Cash	9,049	236,550	—	—
Foreign currency	1	8,622	191,911	29,425
Receivables:
Fund shares sold	—	—	—	—
Dividends	54,898	672,235	697,040	131,708
Dividend reclaims	—	2,526,764	—	—
Securities lending income	2,209	7,395	—	—
Investment securities sold	—	—	—	—
Miscellaneous	—	—	—	—
Total Assets	18,031,427	259,794,904	94,267,596	6,156,881
LIABILITIES:
Due to custodian	—	—	116,673	101,524
Payables:
Investment securities purchased	—	—	—	—
Investment advisory fees	11,510	172,585	61,693	3,971
Collateral for securities on loan	750,949	3,363,622	—	—
Fund shares redeemed	—	—	—	—
Deferred foreign capital gains tax	—	—	—	—
Other liabilities	—	—	103	—
Total Liabilities	762,459	3,536,207	178,469	105,495
NET ASSETS	$17,268,968	$256,258,697	$94,089,127	$6,051,386
NET ASSETS consist of:
Paid-in capital	$ 32,918,925	$ 496,884,211	$ 131,780,866	$ 34,884,338
Par value	6,500	74,500	49,500	5,500
Accumulated distributable earnings (loss)	(15,656,457)	(240,700,014)	(37,741,239)	(28,838,452)
NET ASSETS	$17,268,968	$256,258,697	$94,089,127	$6,051,386
NET ASSET VALUE, per share	$26.57	$34.40	$19.01	$11.00
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	650,002	7,450,002	4,950,002	550,002
Investments, at cost	$17,535,900	$252,176,049	$84,804,685	$4,417,055
Foreign currency, at cost (proceeds)	$1	$8,595	$189,241	$29,128
Securities on loan, at value	$720,274	$3,270,357	$—	$—

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)	First Trust Japan AlphaDEX® Fund (FJP)	First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)	First Trust Emerging Markets AlphaDEX® Fund (FEM)	First Trust Germany AlphaDEX® Fund (FGM)

$ 8,924,039	$ 148,305,809	$ 500,247,707	$ 431,565,610	$ 21,354,545
—	—	—	—	21,153
121,959	276,922	238,684	2,235,437	215

—	11,951,362	—	—	—
177,196	187,325	1,421,601	5,792,520	—
—	—	1,053,527	284,836	2,885
80	132	36,386	8,989	—
927	—	10,192,510	727,320	—
—	—	—	330,364	—
9,224,201	160,721,550	513,190,415	440,945,076	21,378,798

119,902	155,216	6,311	2,108,688	—

—	11,878,684	—	—	—
6,134	88,236	327,019	289,687	12,139
—	402,855	13,914,169	3,131,937	—
—	—	10,249,182	—	—
—	—	—	—	—
—	—	—	—	—
126,036	12,524,991	24,496,681	5,530,312	12,139
$ 9,098,165	$ 148,196,559	$ 488,693,734	$ 435,414,764	$ 21,366,659

$ 18,811,796	$ 191,625,131	$ 801,797,682	$ 661,905,003	$ 53,981,900
4,500	31,000	95,364	207,000	5,500
(9,718,131)	(43,459,572)	(313,199,312)	(226,697,239)	(32,620,741)
$ 9,098,165	$ 148,196,559	$ 488,693,734	$ 435,414,764	$ 21,366,659
$20.22	$47.81	$51.25	$21.03	$38.85
450,002	3,100,002	9,536,412	20,700,002	550,002
$10,313,298	$135,068,371	$469,698,571	$445,463,716	$23,224,502
$121,946	$276,365	$238,327	$2,230,685	$215
$—	$386,149	$13,376,056	$2,990,524	$—
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Assets and Liabilities (Continued)
June 30, 2023 (Unaudited)
	First Trust United Kingdom AlphaDEX® Fund (FKU)	First Trust India NIFTY 50 Equal Weight ETF (NFTY)	First Trust Switzerland AlphaDEX® Fund (FSZ)	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
ASSETS:
Investments, at value	$ 21,568,520	$ 115,149,557	$ 125,494,541	$ 7,752,040
Cash	3,498	—	126,801	—
Foreign currency	—	3,642	—	15,860
Receivables:
Fund shares sold	—	—	—	—
Dividends	132,197	97,188	—	15,669
Dividend reclaims	16,470	—	976,508	10,734
Securities lending income	—	—	—	20
Investment securities sold	—	3,740,798	—	13,622
Miscellaneous	—	—	—	—
Total Assets	21,720,685	118,991,185	126,597,850	7,807,945
LIABILITIES:
Due to custodian	—	22,823	—	1,758
Payables:
Investment securities purchased	—	3,766,593	—	—
Investment advisory fees	14,580	71,540	81,125	5,117
Collateral for securities on loan	—	—	—	80,114
Fund shares redeemed	—	—	—	—
Deferred foreign capital gains tax	—	1,964,242	—	—
Other liabilities	—	—	—	—
Total Liabilities	14,580	5,825,198	81,125	86,989
NET ASSETS	$21,706,105	$113,165,987	$126,516,725	$7,720,956
NET ASSETS consist of:
Paid-in capital	$ 79,123,903	$ 101,614,951	$ 146,452,257	$ 12,958,996
Par value	6,500	24,000	21,000	2,000
Accumulated distributable earnings (loss)	(57,424,298)	11,527,036	(19,956,532)	(5,240,040)
NET ASSETS	$21,706,105	$113,165,987	$126,516,725	$7,720,956
NET ASSET VALUE, per share	$33.39	$47.15	$60.25	$38.60
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	650,002	2,400,002	2,100,002	200,002
Investments, at cost	$24,944,101	$99,950,484	$114,255,307	$7,935,340
Foreign currency, at cost (proceeds)	$—	$3,646	$—	$15,827
Securities on loan, at value	$—	$—	$—	$75,867

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)	First Trust Eurozone AlphaDEX® ETF (FEUZ)

$ 304,990,508	$ 17,495,668
—	15,859
1,351,629	635

—	—
2,114,019	25,171
7,954	175,298
13,928	128
817,231	—
—	—
309,295,269	17,712,759

1,745,164	—

—	—
203,091	11,575
2,961,747	—
—	—
—	—
—	—
4,910,002	11,575
$ 304,385,267	$ 17,701,184

$ 362,094,827	$ 39,593,224
84,000	4,500
(57,793,560)	(21,896,540)
$ 304,385,267	$ 17,701,184
$36.24	$39.34
8,400,002	450,002
$311,096,480	$17,271,563
$1,350,772	$635
$2,811,025	$—
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Operations
For the Six Months Ended June 30, 2023 (Unaudited)
	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)	First Trust Europe AlphaDEX® Fund (FEP)	First Trust Latin America AlphaDEX® Fund (FLN)	First Trust Brazil AlphaDEX® Fund (FBZ)
INVESTMENT INCOME:
Dividends	$ 348,296	$ 9,238,384	$ 4,048,245	$ 269,070
Securities lending income (net of fees)	3,384	30,538	—	—
Foreign withholding tax	(12,938)	(914,590)	(702,751)	(21,243)
Other	85	1,032	4	9
Total investment income	338,827	8,355,364	3,345,498	247,836
EXPENSES:
Investment advisory fees	63,141	1,090,116	333,780	37,090
Total expenses	63,141	1,090,116	333,780	37,090
NET INVESTMENT INCOME (LOSS)	275,686	7,265,248	3,011,718	210,746
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(11,117)	5,965,665	(1,871,232)	(1,991,402)
In-kind redemptions	—	5,163,607	—	482
Foreign currency transactions	(63,980)	(35,818)	(133,822)	(453,812)
Foreign capital gains tax	—	—	—	—
Net realized gain (loss)	(75,097)	11,093,454	(2,005,054)	(2,444,732)
Net change in unrealized appreciation (depreciation) on:
Investments	394,798	3,103,456	11,954,863	2,102,527
Foreign currency translation	(442)	34,577	25,267	10,976
Deferred foreign capital gains tax	—	—	—	—
Net change in unrealized appreciation (depreciation)	394,356	3,138,033	11,980,130	2,113,503
NET REALIZED AND UNREALIZED GAIN (LOSS)	319,259	14,231,487	9,975,076	(331,229)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 594,945	$ 21,496,735	$ 12,986,794	$(120,483)

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)	First Trust Japan AlphaDEX® Fund (FJP)	First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)	First Trust Emerging Markets AlphaDEX® Fund (FEM)	First Trust Germany AlphaDEX® Fund (FGM)

$420,528	$2,275,036	$14,085,279	$19,778,731	$534,735
1,004	16,186	127,797	21,833	46
(24,788)	(229,112)	(1,333,582)	(2,691,596)	(74,928)
—	—	891	18	16
396,744	2,062,110	12,880,385	17,108,986	459,869

37,536	426,217	1,894,132	1,648,659	63,336
37,536	426,217	1,894,132	1,648,659	63,336
359,208	1,635,893	10,986,253	15,460,327	396,533

(1,103,062)	(1,353,739)	8,534,621	(742,019)	(245,907)
—	—	1,981,761	—	—
123	(124,874)	(616,425)	(307,137)	(2,113)
—	—	—	(1,758)	—
(1,102,939)	(1,478,613)	9,899,957	(1,050,914)	(248,020)

265,414	13,816,827	15,103,719	(5,958,894)	1,509,916
(130)	(624)	27,269	29,755	1,558
—	—	—	522,842	—
265,284	13,816,203	15,130,988	(5,406,297)	1,511,474
(837,655)	12,337,590	25,030,945	(6,457,211)	1,263,454
$(478,447)	$13,973,483	$36,017,198	$9,003,116	$1,659,987
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Operations (Continued)
For the Six Months Ended June 30, 2023 (Unaudited)
	First Trust United Kingdom AlphaDEX® Fund (FKU)	First Trust India NIFTY 50 Equal Weight ETF (NFTY)	First Trust Switzerland AlphaDEX® Fund (FSZ)	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
INVESTMENT INCOME:
Dividends	$ 518,336	$ 818,799	$ 3,539,958	$ 199,593
Securities lending income (net of fees)	—	—	—	1,386
Foreign withholding tax	(7,201)	(186,590)	(433,078)	(23,267)
Other	—	—	—	485
Total investment income	511,135	632,209	3,106,880	178,197
EXPENSES:
Investment advisory fees	95,929	364,670	448,532	31,157
Total expenses	95,929	364,670	448,532	31,157
NET INVESTMENT INCOME (LOSS)	415,206	267,539	2,658,348	147,040
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,626,880)	(565,408)	(993,981)	586,905
In-kind redemptions	(502,720)	—	—	—
Foreign currency transactions	2,181	(26,918)	12,713	(17,573)
Foreign capital gains tax	—	(141,278)	—	—
Net realized gain (loss)	(2,127,419)	(733,604)	(981,268)	569,332
Net change in unrealized appreciation (depreciation) on:
Investments	3,851,983	10,550,145	11,171,052	(399,128)
Foreign currency translation	2,990	(154,431)	17,400	470
Deferred foreign capital gains tax	—	(1,113,785)	—	—
Net change in unrealized appreciation (depreciation)	3,854,973	9,281,929	11,188,452	(398,658)
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,727,554	8,548,325	10,207,184	170,674
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,142,760	$ 8,815,864	$ 12,865,532	$ 317,714

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)	First Trust Eurozone AlphaDEX® ETF (FEUZ)

$8,837,647	$574,779
123,314	482
(947,752)	(78,313)
2,330	97
8,015,539	497,045

1,079,992	69,677
1,079,992	69,677
6,935,547	427,368

(5,678,440)	109,919
96,142	—
(254,286)	(330)
(303)	—
(5,836,887)	109,589

(15,245,518)	1,349,950
(8,974)	3,133
—	—
(15,254,492)	1,353,083
(21,091,379)	1,462,672
$(14,155,832)	$1,890,040
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets
	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)		First Trust Europe AlphaDEX® Fund (FEP)
	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022
OPERATIONS:
Net investment income (loss)	$ 275,686	$ 503,848	$ 7,265,248	$ 11,969,737
Net realized gain (loss)	(75,097)	(1,722,518)	11,093,454	(90,598,329)
Net change in unrealized appreciation (depreciation)	394,356	(1,334,039)	3,138,033	(50,473,018)
Net increase (decrease) in net assets resulting from operations	594,945	(2,552,709)	21,496,735	(129,101,610)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(240,631)	(523,132)	(6,609,637)	(9,500,812)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	5,403,480	—	26,512,262	12,410,312
Cost of shares redeemed	—	(10,670,530)	(39,307,172)	(193,550,082)
Net increase (decrease) in net assets resulting from shareholder transactions	5,403,480	(10,670,530)	(12,794,910)	(181,139,770)
Total increase (decrease) in net assets	5,757,794	(13,746,371)	2,092,188	(319,742,192)
NET ASSETS:
Beginning of period	11,511,174	25,257,545	254,166,509	573,908,701
End of period	$ 17,268,968	$ 11,511,174	$ 256,258,697	$ 254,166,509
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	450,002	800,002	7,850,002	13,250,002
Shares sold	200,000	—	750,000	300,000
Shares redeemed	—	(350,000)	(1,150,000)	(5,700,000)
Shares outstanding, end of period	650,002	450,002	7,450,002	7,850,002

See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)		First Trust Brazil AlphaDEX® Fund (FBZ)		First Trust China AlphaDEX® Fund (FCA)
Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022

$ 3,011,718	$ 3,039,282	$ 210,746	$ 1,319,273	$ 359,208	$ 448,571
(2,005,054)	(3,270,203)	(2,444,732)	(861,885)	(1,102,939)	(992,164)
11,980,130	(4,090,100)	2,113,503	(71,304)	265,284	(1,097,915)
12,986,794	(4,321,021)	(120,483)	386,084	(478,447)	(1,641,508)

(2,749,651)	(2,717,117)	(584,782)	(1,187,607)	(235,081)	(447,653)

13,493,576	77,412,376	—	62,254,979	2,251,784	—
—	(7,821,296)	(56,620,629)	(10,114,794)	—	—
13,493,576	69,591,080	(56,620,629)	52,140,185	2,251,784	—
23,730,719	62,552,942	(57,325,894)	51,338,662	1,538,256	(2,089,161)

70,358,408	7,805,466	63,377,280	12,038,618	7,559,909	9,649,070
$ 94,089,127	$ 70,358,408	$ 6,051,386	$ 63,377,280	$ 9,098,165	$ 7,559,909

4,200,002	450,002	6,000,002	1,050,002	350,002	350,002
750,000	4,200,000	—	5,750,000	100,000	—
—	(450,000)	(5,450,000)	(800,000)	—	—
4,950,002	4,200,002	550,002	6,000,002	450,002	350,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets (Continued)
	First Trust Japan AlphaDEX® Fund (FJP)		First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022
OPERATIONS:
Net investment income (loss)	$ 1,635,893	$ 1,011,631	$ 10,986,253	$ 12,704,090
Net realized gain (loss)	(1,478,613)	(4,878,535)	9,899,957	(86,361,103)
Net change in unrealized appreciation (depreciation)	13,816,203	(185,882)	15,130,988	(14,637,425)
Net increase (decrease) in net assets resulting from operations	13,973,483	(4,052,786)	36,017,198	(88,294,438)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,760,206)	(908,402)	(10,534,246)	(8,989,980)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	50,214,915	61,526,977	59,178,865	113,556,642
Cost of shares redeemed	—	(5,698,439)	(15,301,496)	(11,518,070)
Net increase (decrease) in net assets resulting from shareholder transactions	50,214,915	55,828,538	43,877,369	102,038,572
Total increase (decrease) in net assets	62,428,192	50,867,350	69,360,321	4,754,154
NET ASSETS:
Beginning of period	85,768,367	34,901,017	419,333,413	414,579,259
End of period	$ 148,196,559	$ 85,768,367	$ 488,693,734	$ 419,333,413
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,000,002	700,002	8,686,412	6,836,412
Shares sold	1,100,000	1,450,000	1,150,000	2,100,000
Shares redeemed	—	(150,000)	(300,000)	(250,000)
Shares outstanding, end of period	3,100,002	2,000,002	9,536,412	8,686,412

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)		First Trust Germany AlphaDEX® Fund (FGM)		First Trust United Kingdom AlphaDEX® Fund (FKU)
Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022

$ 15,460,327	$ 21,360,077	$ 396,533	$ 740,454	$ 415,206	$ 2,727,599
(1,050,914)	(49,860,300)	(248,020)	(12,573,959)	(2,127,419)	(17,360,914)
(5,406,297)	(32,760,172)	1,511,474	(7,953,325)	3,854,973	(10,729,628)
9,003,116	(61,260,395)	1,659,987	(19,786,830)	2,142,760	(25,362,943)

(11,282,196)	(20,583,503)	(383,296)	(1,006,869)	(394,166)	(2,909,539)

65,315,986	59,772,868	5,946,386	2,232,300	—	8,421,726
—	(42,466,046)	—	(66,792,218)	(11,770,718)	(47,363,817)
65,315,986	17,306,822	5,946,386	(64,559,918)	(11,770,718)	(38,942,091)
63,036,906	(64,537,076)	7,223,077	(85,353,617)	(10,022,124)	(67,214,573)

372,377,858	436,914,934	14,143,582	99,497,199	31,728,229	98,942,802
$ 435,414,764	$ 372,377,858	$ 21,366,659	$ 14,143,582	$ 21,706,105	$ 31,728,229

17,650,002	16,650,002	400,002	1,850,002	1,000,002	2,250,002
3,050,000	2,850,000	150,000	50,000	—	250,000
—	(1,850,000)	—	(1,500,000)	(350,000)	(1,500,000)
20,700,002	17,650,002	550,002	400,002	650,002	1,000,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets (Continued)
	First Trust India NIFTY 50 Equal Weight ETF (NFTY)		First Trust Switzerland AlphaDEX® Fund (FSZ)
	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022
OPERATIONS:
Net investment income (loss)	$ 267,539	$ 362,174	$ 2,658,348	$ 1,499,335
Net realized gain (loss)	(733,604)	1,257,829	(981,268)	(3,306,199)
Net change in unrealized appreciation (depreciation)	9,281,929	(4,579,433)	11,188,452	(18,722,923)
Net increase (decrease) in net assets resulting from operations	8,815,864	(2,959,430)	12,865,532	(20,529,787)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(157,225)	(3,582,360)	(2,860,673)	(1,456,984)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	30,508,545	34,032,699	18,552,573	62,419,231
Cost of shares redeemed	—	(16,195,436)	—	(42,415,993)
Net increase (decrease) in net assets resulting from shareholder transactions	30,508,545	17,837,263	18,552,573	20,003,238
Total increase (decrease) in net assets	39,167,184	11,295,473	28,557,432	(1,983,533)
NET ASSETS:
Beginning of period	73,998,803	62,703,330	97,959,293	99,942,826
End of period	$ 113,165,987	$ 73,998,803	$ 126,516,725	$ 97,959,293
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,700,002	1,300,002	1,800,002	1,400,002
Shares sold	700,000	750,000	300,000	1,200,000
Shares redeemed	—	(350,000)	—	(800,000)
Shares outstanding, end of period	2,400,002	1,700,002	2,100,002	1,800,002

(a)	Relates to prior year’s cost of shares redeemed.

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)		First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)		First Trust Eurozone AlphaDEX® ETF (FEUZ)
Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022	Six Months Ended 6/30/2023 (Unaudited)	Year Ended 12/31/2022

$ 147,040	$ 275,172	$ 6,935,547	$ 5,909,596	$ 427,368	$ 715,384
569,332	(2,030,407)	(5,836,887)	(14,285,822)	109,589	(12,106,176)
(398,658)	(192,453)	(15,254,492)	9,215,465	1,353,083	(863,910)
317,714	(1,947,688)	(14,155,832)	839,239	1,890,040	(12,254,702)

(131,821)	(304,718)	(6,368,427)	(5,878,163)	(408,017)	(761,407)

—	—	163,545,034	43,083,272	—	—
—	(4,029,334)	(5,388,408)	(14,321,514)	(105) (a)	(51,899,978)
—	(4,029,334)	158,156,626	28,761,758	(105)	(51,899,978)
185,893	(6,281,740)	137,632,367	23,722,834	1,481,918	(64,916,087)

7,535,063	13,816,803	166,752,900	143,030,066	16,219,266	81,135,353
$ 7,720,956	$ 7,535,063	$ 304,385,267	$ 166,752,900	$ 17,701,184	$ 16,219,266

200,002	300,002	4,300,002	3,550,002	450,002	1,750,002
—	—	4,250,000	1,150,000	—	—
—	(100,000)	(150,000)	(400,000)	—	(1,300,000)
200,002	200,002	8,400,002	4,300,002	450,002	450,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights
For a share outstanding throughout each period
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 25.58	$ 31.57	$ 32.25	$ 28.57	$ 27.65	$ 35.73
Income from investment operations:
Net investment income (loss)	0.46	0.97	1.28	0.58	0.63	0.40
Net realized and unrealized gain (loss)	0.90	(5.88)	(0.37)	3.61	1.40	(7.72)
Total from investment operations	1.36	(4.91)	0.91	4.19	2.03	(7.32)
Distributions paid to shareholders from:
Net investment income	(0.37)	(1.08)	(1.59)	(0.51)	(1.09)	(0.69)
Return of capital	—	—	—	—	(0.02)	(0.07)
Total distributions	(0.37)	(1.08)	(1.59)	(0.51)	(1.11)	(0.76)
Net asset value, end of period	$26.57	$25.58	$31.57	$32.25	$28.57	$27.65
Total return (a)	5.32%	(15.62)%	2.75%	14.89%	7.35%	(20.71)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 17,269	$ 11,511	$ 25,258	$ 17,736	$ 19,997	$ 30,419
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.49% (b)	3.63%	4.03%	2.33%	2.64%	1.68%
Portfolio turnover rate (c)	48%	82%	102%	103%	101%	88%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Europe AlphaDEX® Fund (FEP)
	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 32.38	$ 43.31	$ 38.50	$ 37.64	$ 31.11	$ 39.07
Income from investment operations:
Net investment income (loss)	0.97	0.93	1.05	0.42	0.87	0.84
Net realized and unrealized gain (loss)	1.93	(10.90)	5.26	1.32	6.65	(7.99)
Total from investment operations	2.90	(9.97)	6.31	1.74	7.52	(7.15)
Distributions paid to shareholders from:
Net investment income	(0.88)	(0.96)	(1.50)	(0.88)	(0.99)	(0.81)
Net asset value, end of period	$34.40	$32.38	$43.31	$38.50	$37.64	$31.11
Total return (a)	8.97%	(22.87)%	16.53%	4.95%	24.38%	(18.67)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 256,259	$ 254,167	$ 573,909	$ 442,765	$ 511,890	$ 592,586
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	5.33% (b)	3.23%	2.33%	1.32%	2.49%	2.30%
Portfolio turnover rate (c)	55%	88%	105%	109%	102%	99%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Latin America AlphaDEX® Fund (FLN)
	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 16.75	$ 17.35	$ 19.43	$ 22.67	$ 18.33	$ 20.43
Income from investment operations:
Net investment income (loss)	0.61	0.98	0.89	0.52	0.48	0.52
Net realized and unrealized gain (loss)	2.21	(0.65)	(2.16)	(3.44)	4.29	(2.06)
Total from investment operations	2.82	0.33	(1.27)	(2.92)	4.77	(1.54)
Distributions paid to shareholders from:
Net investment income	(0.56)	(0.93)	(0.81)	(0.20)	(0.43)	(0.51)
Return of capital	—	—	—	(0.12)	—	(0.05)
Total distributions	(0.56)	(0.93)	(0.81)	(0.32)	(0.43)	(0.56)
Net asset value, end of period	$19.01	$16.75	$17.35	$19.43	$22.67	$18.33
Total return (a)	16.84%	2.17%	(6.66)%	(12.32)%	26.26%	(7.50)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 94,089	$ 70,358	$ 7,805	$ 13,599	$ 131,463	$ 17,418
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	7.22% (b)	7.82%	4.28%	0.81%	2.02%	2.46%
Portfolio turnover rate (c)	49%	104%	91%	34%	165%	158%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Brazil AlphaDEX® Fund (FBZ)
	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 10.56	$ 11.47	$ 13.39	$ 17.24	$ 13.38	$ 15.51
Income from investment operations:
Net investment income (loss)	0.59	0.95	0.94	0.09	0.35	0.55
Net realized and unrealized gain (loss)	0.80 (a)	(0.82)	(2.08)	(3.60)	5.08	(0.97)
Total from investment operations	1.39	0.13	(1.14)	(3.51)	5.43	(0.42)
Distributions paid to shareholders from:
Net investment income	(0.95)	(1.04)	(0.78)	(0.28)	(1.57)	(0.54)
Net realized gain	—	—	—	—	—	(1.17)
Return of capital	—	—	—	(0.06)	—	—
Total distributions	(0.95)	(1.04)	(0.78)	(0.34)	(1.57)	(1.71)
Net asset value, end of period	$11.00	$10.56	$11.47	$13.39	$17.24	$13.38
Total return (b)	14.19%	1.45%	(9.00)%	(19.48)%	41.06%	(1.17)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 6,051	$ 63,377	$ 12,039	$ 9,373	$ 116,374	$ 129,081
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.55% (c)	8.88%	7.36%	0.72%	2.15%	6.84%
Portfolio turnover rate (d)	22%	95%	225%	154%	90%	128%

(a)	The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust China AlphaDEX® Fund (FCA)
	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 21.60	$ 27.57	$ 29.16	$ 26.87	$ 23.81	$ 29.77
Income from investment operations:
Net investment income (loss)	0.80	1.28	1.22	1.22	1.03	0.84
Net realized and unrealized gain (loss)	(1.66)	(5.97)	(1.47)	2.26	3.03	(6.07)
Total from investment operations	(0.86)	(4.69)	(0.25)	3.48	4.06	(5.23)
Distributions paid to shareholders from:
Net investment income	(0.52)	(1.28)	(1.34)	(1.19)	(1.00)	(0.73)
Net asset value, end of period	$20.22	$21.60	$27.57	$29.16	$26.87	$23.81
Total return (a)	(3.97)%	(17.10)%	(1.18)%	13.58%	17.34%	(17.87)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 9,098	$ 7,560	$ 9,649	$ 13,121	$ 9,403	$ 7,142
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	7.66% (b)	5.19%	3.66%	5.16%	4.21%	2.90%
Portfolio turnover rate (c)	49%	117%	166%	83%	111%	97%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Japan AlphaDEX® Fund (FJP)
	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 42.88	$ 49.86	$ 51.42	$ 51.10	$ 48.55	$ 59.80
Income from investment operations:
Net investment income (loss)	0.61	1.19	0.81	0.49	1.12	0.79
Net realized and unrealized gain (loss)	4.96	(7.23)	(1.16)	0.34	2.84	(11.30)
Total from investment operations	5.57	(6.04)	(0.35)	0.83	3.96	(10.51)
Distributions paid to shareholders from:
Net investment income	(0.64)	(0.94)	(1.21)	(0.51)	(1.41)	(0.74)
Net asset value, end of period	$47.81	$42.88	$49.86	$51.42	$51.10	$48.55
Total return (a)	13.00%	(12.04)%	(0.69)%	1.71%	8.27%	(17.66)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 148,197	$ 85,768	$ 34,901	$ 41,136	$ 76,647	$ 152,934
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.07% (b)	2.92%	1.53%	1.13%	1.90%	1.34%
Portfolio turnover rate (c)	28%	79%	126%	136%	127%	90%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 48.27	$ 60.64	$ 56.88	$ 55.79	$ 49.24	$ 62.31
Income from investment operations:
Net investment income (loss)	1.15	1.67	1.52	0.68	1.19	1.04
Net realized and unrealized gain (loss)	2.92	(12.95)	4.55	1.78	6.91	(13.06)
Total from investment operations	4.07	(11.28)	6.07	2.46	8.10	(12.02)
Distributions paid to shareholders from:
Net investment income	(1.09)	(1.09)	(2.31)	(1.37)	(1.55)	(1.01)
Return of capital	—	—	—	—	—	(0.04)
Total distributions	(1.09)	(1.09)	(2.31)	(1.37)	(1.55)	(1.05)
Net asset value, end of period	$51.25	$48.27	$60.64	$56.88	$55.79	$49.24
Total return (a)	8.43%	(18.57)%	10.70%	4.61%	16.56%	(19.52)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 488,694	$ 419,333	$ 414,579	$ 360,418	$ 691,886	$ 940,633
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.64% (b)	3.09%	2.42%	1.39%	2.13%	1.76%
Portfolio turnover rate (c)	57%	95%	111%	117%	107%	109%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Emerging Markets AlphaDEX® Fund (FEM)
	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 21.10	$ 26.24	$ 25.31	$ 26.36	$ 22.80	$ 27.84
Income from investment operations:
Net investment income (loss)	0.75	1.34	1.11	0.63	0.88	0.88
Net realized and unrealized gain (loss)	(0.27)	(5.19)	0.90	(1.00)	3.56	(5.12)
Total from investment operations	0.48	(3.85)	2.01	(0.37)	4.44	(4.24)
Distributions paid to shareholders from:
Net investment income	(0.55)	(1.29)	(1.08)	(0.68)	(0.88)	(0.80)
Net asset value, end of period	$21.03	$21.10	$26.24	$25.31	$26.36	$22.80
Total return (a)	2.27%	(14.33)%	7.90%	(0.92)%	19.81%	(15.48)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 435,415	$ 372,378	$ 436,915	$ 441,711	$ 644,615	$ 452,607
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	7.50% (b)	5.90%	4.03%	2.53%	3.61%	3.37%
Portfolio turnover rate (c)	56%	106%	119%	111%	122%	103%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Germany AlphaDEX® Fund (FGM)
	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 35.36	$ 53.78	$ 51.56	$ 44.39	$ 37.57	$ 51.26
Income from investment operations:
Net investment income (loss)	0.72	1.77	0.91	0.68	1.02	0.72
Net realized and unrealized gain (loss)	3.47	(18.27)	2.08	7.17	6.82	(13.59)
Total from investment operations	4.19	(16.50)	2.99	7.85	7.84	(12.87)
Distributions paid to shareholders from:
Net investment income	(0.70)	(1.92)	(0.77)	(0.68)	(1.02)	(0.82)
Net asset value, end of period	$38.85	$35.36	$53.78	$51.56	$44.39	$37.57
Total return (a)	11.84%	(30.39)%	5.74%	17.90%	21.06%	(25.40)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 21,367	$ 14,144	$ 99,497	$ 95,381	$ 144,261	$ 139,022
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	5.01% (b)	2.23%	1.67%	1.40%	2.48%	1.66%
Portfolio turnover rate (c)	36%	152%	80%	106%	99%	81%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust United Kingdom AlphaDEX® Fund (FKU)
	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 31.73	$ 43.97	$ 38.06	$ 40.99	$ 32.11	$ 39.97
Income from investment operations:
Net investment income (loss)	0.64	1.54	1.29	0.58	1.34	1.13
Net realized and unrealized gain (loss)	1.62	(12.02)	5.93	(2.95)	8.91	(7.35)
Total from investment operations	2.26	(10.48)	7.22	(2.37)	10.25	(6.22)
Distributions paid to shareholders from:
Net investment income	(0.60)	(1.76)	(1.31)	(0.56)	(1.37)	(1.64)
Net asset value, end of period	$33.39	$31.73	$43.97	$38.06	$40.99	$32.11
Total return (a)	7.12%	(23.52)%	19.10%	(5.25)%	32.36%	(16.16)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 21,706	$ 31,728	$ 98,943	$ 19,030	$ 18,444	$ 9,632
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.46% (b)	4.29%	3.34%	1.72%	3.58%	2.81%
Portfolio turnover rate (c)	39%	98%	45%	109%	73%	107%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 43.53	$ 48.23	$ 38.83	$ 35.26	$ 35.35	$ 36.33
Income from investment operations:
Net investment income (loss)	0.16	0.22	0.48	0.30	0.26	0.23
Net realized and unrealized gain (loss)	3.53	(2.35)	9.65	3.50	(0.01)	(1.21)
Total from investment operations	3.69	(2.13)	10.13	3.80	0.25	(0.98)
Distributions paid to shareholders from:
Net investment income	(0.07)	(0.05)	(0.73)	(0.23)	(0.27)	(0.01)
Net realized gain	—	(2.52)	—	—	—	—
Return of capital	—	—	—	—	(0.07)	—
Total distributions	(0.07)	(2.57)	(0.73)	(0.23)	(0.34)	—
Net asset value, end of period	$47.15	$43.53	$48.23	$38.83	$35.26	$35.35
Total return (a)	8.66%	(4.45)%	26.15%	10.66%	0.71%	(2.67)% (b)
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 113,166	$ 73,999	$ 62,703	$ 3,883	$ 3,526	$ 3,535
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	0.59% (c)	0.68%	0.95%	0.98%	0.74%	0.77%
Portfolio turnover rate (d)	8%	56%	57%	38%	24%	156% (e)

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund received a reimbursement from the advisor in the amount of $7,227, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective April 17, 2018 which resulted in a complete rebalance of the Fund’s portfolio.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Switzerland AlphaDEX® Fund (FSZ)
	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 54.42	$ 71.39	$ 60.85	$ 54.11	$ 43.89	$ 52.73
Income from investment operations:
Net investment income (loss)	1.28	1.98	0.78	0.88	1.07	0.82
Net realized and unrealized gain (loss)	5.92	(17.03)	10.92	6.78	10.24	(8.66)
Total from investment operations	7.20	(15.05)	11.70	7.66	11.31	(7.84)
Distributions paid to shareholders from:
Net investment income	(1.37)	(1.92)	(1.16)	(0.92)	(1.09)	(0.84)
Return of capital	—	—	—	—	—	(0.16)
Total distributions	(1.37)	(1.92)	(1.16)	(0.92)	(1.09)	(1.00)
Net asset value, end of period	$60.25	$54.42	$71.39	$60.85	$54.11	$43.89
Total return (a)	13.24%	(20.88)%	19.34%	14.50%	25.91%	(15.11)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 126,517	$ 97,959	$ 99,943	$ 97,354	$ 148,811	$ 151,409
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.74% (b)	2.30%	1.25%	1.59%	2.24%	1.79%
Portfolio turnover rate (c)	25%	64%	66%	86%	77%	65%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 37.67	$ 46.06	$ 42.72	$ 39.03	$ 33.54	$ 44.89
Income from investment operations:
Net investment income (loss)	0.74	1.09	0.74	0.46	0.61	0.58
Net realized and unrealized gain (loss)	0.85	(8.09)	3.99	4.09	5.77	(11.28)
Total from investment operations	1.59	(7.00)	4.73	4.55	6.38	(10.70)
Distributions paid to shareholders from:
Net investment income	(0.66)	(1.39)	(1.39)	(0.86)	(0.89)	(0.62)
Return of capital	—	—	—	—	—	(0.03)
Total distributions	(0.66)	(1.39)	(1.39)	(0.86)	(0.89)	(0.65)
Net asset value, end of period	$38.60	$37.67	$46.06	$42.72	$39.03	$33.54
Total return (a)	4.19%	(15.00)%	11.09%	12.18%	19.13%	(24.03)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 7,721	$ 7,535	$ 13,817	$ 8,544	$ 9,758	$ 10,063
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.78% (b)	2.88%	1.46%	1.35%	1.66%	1.30%
Portfolio turnover rate (c)	64%	109%	116%	127%	119%	142%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 38.78	$ 40.29	$ 41.24	$ 39.28	$ 32.44	$ 43.02
Income from investment operations:
Net investment income (loss)	0.96	1.86	1.57	0.74	1.11	1.19
Net realized and unrealized gain (loss)	(2.74)	(1.60)	(0.01)	2.41	7.46	(10.26)
Total from investment operations	(1.78)	0.26	1.56	3.15	8.57	(9.07)
Distributions paid to shareholders from:
Net investment income	(0.76)	(1.77)	(2.51)	(1.19)	(1.73)	(1.44)
Net realized gain	—	—	—	—	—	(0.07)
Total distributions	(0.76)	(1.77)	(2.51)	(1.19)	(1.73)	(1.51)
Net asset value, end of period	$36.24	$38.78	$40.29	$41.24	$39.28	$32.44
Total return (a)	(4.58)%	1.36%	3.68%	8.73%	26.90%	(21.42)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 304,385	$ 166,753	$ 143,030	$ 152,581	$ 163,004	$ 157,326
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	5.14% (b)	4.60%	3.65%	2.38%	2.88%	3.02%
Portfolio turnover rate (c)	67%	117%	127%	123%	127%	126%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Eurozone AlphaDEX® ETF (FEUZ)
	Six Months Ended 6/30/2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 36.04	$ 46.36	$ 42.10	$ 40.88	$ 34.43	$ 43.81
Income from investment operations:
Net investment income (loss)	0.95	0.85	1.10	0.50	0.73	0.80
Net realized and unrealized gain (loss)	3.26	(10.05)	4.32	1.34	6.51	(9.34)
Total from investment operations	4.21	(9.20)	5.42	1.84	7.24	(8.54)
Distributions paid to shareholders from:
Net investment income	(0.91)	(1.12)	(1.16)	(0.62)	(0.79)	(0.84)
Net asset value, end of period	$39.34	$36.04	$46.36	$42.10	$40.88	$34.43
Total return (a)	11.67%	(19.65)%	12.90%	4.69%	21.15%	(19.82)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 17,701	$ 16,219	$ 81,135	$ 27,363	$ 53,145	$ 49,925
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.91% (b)	2.09%	2.27%	1.26%	1.96%	2.10%
Portfolio turnover rate (c)	51%	56%	59%	93%	87%	90%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2023 (Unaudited)
1. Organization
First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of the following fifteen funds (each a “Fund” and collectively, the “Funds”). The shares of each Fund are listed and traded on The Nasdaq Stock Market LLC (“Nasdaq”).
First Trust Asia Pacific ex-Japan AlphaDEX® Fund – (ticker “FPA”)
First Trust Europe AlphaDEX® Fund – (ticker “FEP”)
First Trust Latin America AlphaDEX® Fund – (ticker “FLN”)
First Trust Brazil AlphaDEX® Fund – (ticker “FBZ”)
First Trust China AlphaDEX® Fund – (ticker “FCA”)
First Trust Japan AlphaDEX® Fund – (ticker “FJP”)
First Trust Developed Markets ex-US AlphaDEX® Fund – (ticker “FDT”)
First Trust Emerging Markets AlphaDEX® Fund – (ticker “FEM”)
First Trust Germany AlphaDEX® Fund – (ticker “FGM”)
First Trust United Kingdom AlphaDEX® Fund – (ticker “FKU”)
First Trust India NIFTY 50 Equal Weight ETF – (ticker “NFTY”)
First Trust Switzerland AlphaDEX® Fund – (ticker “FSZ”)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund – (ticker “FDTS”)
First Trust Emerging Markets Small Cap AlphaDEX® Fund – (ticker “FEMS”)
First Trust Eurozone AlphaDEX® ETF – (ticker “FEUZ”)
Each Fund represents a separate series of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	Nasdaq AlphaDEX® Asia Pacific Ex-Japan Index
First Trust Europe AlphaDEX® Fund	Nasdaq AlphaDEX® Europe Index
First Trust Latin America AlphaDEX® Fund	Nasdaq AlphaDEX® Latin America Index
First Trust Brazil AlphaDEX® Fund	Nasdaq AlphaDEX® Brazil Index
First Trust China AlphaDEX® Fund	Nasdaq AlphaDEX® China Index
First Trust Japan AlphaDEX® Fund	Nasdaq AlphaDEX® Japan Index
First Trust Developed Markets ex-US AlphaDEX® Fund	Nasdaq AlphaDEX® Developed Markets Ex-US Index
First Trust Emerging Markets AlphaDEX® Fund	Nasdaq AlphaDEX® Emerging Markets Index
First Trust Germany AlphaDEX® Fund	Nasdaq AlphaDEX® Germany Index
First Trust United Kingdom AlphaDEX® Fund	Nasdaq AlphaDEX® United Kingdom Index
First Trust India NIFTY 50 Equal Weight ETF	NIFTY 50 Equal Weight Index
First Trust Switzerland AlphaDEX® Fund	Nasdaq AlphaDEX® Switzerland Index
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	Nasdaq AlphaDEX® Developed Markets Ex-US Small Cap Index
First Trust Emerging Markets Small Cap AlphaDEX® Fund	Nasdaq AlphaDEX® Emerging Markets Small Cap Index
First Trust Eurozone AlphaDEX® ETF	Nasdaq AlphaDEX® Eurozone Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2023 (Unaudited)
as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
2)	the type of security;
3)	the size of the holding;
4)	the initial cost of the security;
5)	transactions in comparable securities;
6)	price quotes from dealers and/or third-party pricing services;
7)	relationships among various securities;
8)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
9)	an analysis of the issuer’s financial statements;
10)	the existence of merger proposals or tender offers that might affect the value of the security; and
11)	other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2023 (Unaudited)
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur;
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
9)	other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2023, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2023 (Unaudited)
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
E. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2023, FPA, FEP, FJP, FDT, FEM, FDTS, and FEMS had securities in the securities lending program. During the six months ended June 30, 2023, FPA, FEP, FCA, FJP, FDT, FEM, FGM, FDTS, FEMS, and FEUZ participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2023 (Unaudited)
securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.
F. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended June 30, 2023, were received as collateral for lending securities.
G. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. A Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2023 (Unaudited)
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2022, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 523,132	$ —	$ —
First Trust Europe AlphaDEX® Fund	9,500,812	—	—
First Trust Latin America AlphaDEX® Fund	2,717,117	—	—
First Trust Brazil AlphaDEX® Fund	1,187,607	—	—
First Trust China AlphaDEX® Fund	447,653	—	—
First Trust Japan AlphaDEX® Fund	908,402	—	—
First Trust Developed Markets ex-US AlphaDEX® Fund	8,989,980	—	—
First Trust Emerging Markets AlphaDEX® Fund	20,583,503	—	—
First Trust Germany AlphaDEX® Fund	1,006,869	—	—
First Trust United Kingdom AlphaDEX® Fund	2,909,539	—	—
First Trust India NIFTY 50 Equal Weight ETF	3,010,329	572,031	—
First Trust Switzerland AlphaDEX® Fund	1,456,984	—	—
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	304,718	—	—
First Trust Emerging Markets Small Cap AlphaDEX® Fund	5,878,163	—	—
First Trust Eurozone AlphaDEX® ETF	761,407	—	—
As of December 31, 2022, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Other
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ —	$ (15,930,099)	$ (80,672)	$ —
First Trust Europe AlphaDEX® Fund	—	(255,822,778)	(26,554)	262,220
First Trust Latin America AlphaDEX® Fund	54,237	(43,566,993)	(4,465,626)	—
First Trust Brazil AlphaDEX® Fund	394,076	(27,521,574)	(1,005,689)	—
First Trust China AlphaDEX® Fund	1,060	(7,303,369)	(1,702,294)	—
First Trust Japan AlphaDEX® Fund	263,987	(55,011,790)	(925,046)	—
First Trust Developed Markets ex-US AlphaDEX® Fund	748,385	(351,864,237)	12,285,100	148,488
First Trust Emerging Markets AlphaDEX® Fund	338	(213,255,786)	(11,162,711)	—
First Trust Germany AlphaDEX® Fund	—	(30,493,437)	(3,403,995)	—
First Trust United Kingdom AlphaDEX® Fund	7,414	(51,874,536)	(7,305,770)	—
First Trust India NIFTY 50 Equal Weight ETF	—	—	2,868,397	—
First Trust Switzerland AlphaDEX® Fund	169,451	(29,942,722)	(188,120)	—
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	—	(5,545,476)	119,543	—
First Trust Emerging Markets Small Cap AlphaDEX® Fund	375,099	(44,354,948)	6,710,548	—
First Trust Eurozone AlphaDEX® ETF	—	(22,211,805)	(1,166,758)	—
H. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2023 (Unaudited)
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
India’s Finance Bill, 2018 (“Finance Bill, 2018”) was enacted into law on March 29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax (“STT”) was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.
In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses can be netted against both short-term gains and long-term gains.
Until March 31, 2020, dividends received by a Fund from Indian companies were exempt from tax in India because Indian companies were required to pay dividend distribution tax. The Indian Finance Act, 2020 has amended the dividend taxation framework effective April 1, 2020 and accordingly dividends would now be taxable in the hands of the shareholders at 20%, plus applicable surcharge and cess. Subsequent to the Indian Finance Act, 2020, “The Taxation and Other Laws (Relaxation and Amendment of Certain Provisions) Bill, 2020” (the “Bill”) was enacted into law and is effective retroactively to April 1, 2020. The Bill caps the maximum surcharge at 15% of the tax on dividend income earned by the Fund. The highest effective tax rate proposed for non-corporate entities on dividends will be 23.92%. Note, the Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be off-set against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2019, 2020, 2021, and 2022 remain open to federal and state audit. As of June 30, 2023, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2022, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2023 (Unaudited)
Non-Expiring Capital Loss Carryforward
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 15,930,099
First Trust Europe AlphaDEX® Fund	255,822,778
First Trust Latin America AlphaDEX® Fund	43,566,993
First Trust Brazil AlphaDEX® Fund	27,521,574
First Trust China AlphaDEX® Fund	7,303,369
First Trust Japan AlphaDEX® Fund	55,011,790
First Trust Developed Markets ex-US AlphaDEX® Fund*	351,864,237
First Trust Emerging Markets AlphaDEX® Fund	213,255,786
First Trust Germany AlphaDEX® Fund	30,493,437
First Trust United Kingdom AlphaDEX® Fund	51,874,536
First Trust India NIFTY 50 Equal Weight ETF	—
First Trust Switzerland AlphaDEX® Fund	29,942,722
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	5,545,476
First Trust Emerging Markets Small Cap AlphaDEX® Fund	44,354,948
First Trust Eurozone AlphaDEX® ETF	22,211,805
* Of these losses, $69,180,869 is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to an additional amount of $96,428 per year.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2022, the Funds did not defer any net ordinary losses.
As of June 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 17,535,900	$ 1,849,257	$ (1,419,887)	$ 429,370
First Trust Europe AlphaDEX® Fund	252,176,049	23,704,708	(19,537,419)	4,167,289
First Trust Latin America AlphaDEX® Fund	84,804,685	11,095,523	(2,521,563)	8,573,960
First Trust Brazil AlphaDEX® Fund	4,417,055	1,662,947	(84,254)	1,578,693
First Trust China AlphaDEX® Fund	10,313,298	463,277	(1,852,536)	(1,389,259)
First Trust Japan AlphaDEX® Fund	135,068,371	15,991,622	(2,754,184)	13,237,438
First Trust Developed Markets ex-US AlphaDEX® Fund	469,698,571	54,505,057	(23,955,921)	30,549,136
First Trust Emerging Markets AlphaDEX® Fund	445,463,716	44,777,674	(58,675,780)	(13,898,106)
First Trust Germany AlphaDEX® Fund	23,224,502	1,280,161	(3,150,118)	(1,869,957)
First Trust United Kingdom AlphaDEX® Fund	24,944,101	1,602,393	(4,977,974)	(3,375,581)
First Trust India NIFTY 50 Equal Weight ETF	99,950,484	15,551,820	(352,747)	15,199,073
First Trust Switzerland AlphaDEX® Fund	114,255,307	13,355,327	(2,116,093)	11,239,234
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	7,935,340	721,702	(905,002)	(183,300)
First Trust Emerging Markets Small Cap AlphaDEX® Fund	311,096,480	28,876,397	(34,982,369)	(6,105,972)
First Trust Eurozone AlphaDEX® ETF	17,271,563	1,639,105	(1,415,000)	224,105

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2023 (Unaudited)
I. Expenses
Expenses that are directly related to the Funds are charged to First Trust pursuant to the Investment Management Agreement, with the exception of the advisory fees, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund.
First Trust Portfolios L.P. (“FTP”) has entered into licensing agreements with Nasdaq (“Licensor”) for all the Funds except NFTY and with NSE Indices Limited (“NSE”) for NFTY (Nasdaq and NSE collectively, the “Licensors”). The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensors. The Funds are sub-licensees to the applicable license agreements.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee for each Fund. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:
Breakpoints
Fund net assets up to and including $2.5 billion	0.80%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.78%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.76%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.74%
Fund net assets greater than $10 billion	0.72%
The Trust has multiple service agreements with BBH. Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2023 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended June 30, 2023, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 9,989,165	$ 7,468,863
First Trust Europe AlphaDEX® Fund	148,011,898	147,385,769
First Trust Latin America AlphaDEX® Fund	50,635,465	40,440,229
First Trust Brazil AlphaDEX® Fund	3,133,498	60,055,058
First Trust China AlphaDEX® Fund	6,627,856	4,411,216
First Trust Japan AlphaDEX® Fund	31,099,638	30,830,418
First Trust Developed Markets ex-US AlphaDEX® Fund	274,678,642	270,014,809
First Trust Emerging Markets AlphaDEX® Fund	266,968,670	227,126,491
First Trust Germany AlphaDEX® Fund	5,963,104	5,860,108
First Trust United Kingdom AlphaDEX® Fund	9,619,193	9,633,327
First Trust India NIFTY 50 Equal Weight ETF	38,082,677	7,789,986
First Trust Switzerland AlphaDEX® Fund	27,890,720	27,854,356
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	4,958,648	4,949,181
First Trust Emerging Markets Small Cap AlphaDEX® Fund	260,712,343	176,134,513
First Trust Eurozone AlphaDEX® ETF	8,709,666	8,702,128

For the six months ended June 30, 2023, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 2,898,645	$ —
First Trust Europe AlphaDEX® Fund	26,229,518	38,735,786
First Trust Latin America AlphaDEX® Fund	3,384,247	—
First Trust Brazil AlphaDEX® Fund	—	88,201
First Trust China AlphaDEX® Fund	—	—
First Trust Japan AlphaDEX® Fund	49,467,396	—
First Trust Developed Markets ex-US AlphaDEX® Fund	52,951,641	13,433,618
First Trust Emerging Markets AlphaDEX® Fund	24,121,540	—
First Trust Germany AlphaDEX® Fund	5,924,237	—
First Trust United Kingdom AlphaDEX® Fund	—	11,705,323
First Trust India NIFTY 50 Equal Weight ETF	—	—
First Trust Switzerland AlphaDEX® Fund	18,306,211	—
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	—	—
First Trust Emerging Markets Small Cap AlphaDEX® Fund	73,476,610	1,318,058
First Trust Eurozone AlphaDEX® ETF	—	—
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2023 (Unaudited)
of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2024.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2023 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2023 (Unaudited)
by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2023 (Unaudited)
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2023 (Unaudited)
Variable Interest Entities Risk. In order to gain exposure to certain Chinese companies that are included in a Fund’s Index but are unavailable to direct investment by foreign investors, certain Funds invest significantly in non-Chinese shell companies that have created structures known as variable interest entities (“VIEs”) in order to gain exposure to such Chinese companies. In China, direct ownership of companies in certain sectors by foreign individuals and entities is prohibited. In order to allow for foreign investment in these businesses, many Chinese companies have created VIE structures to enable indirect foreign ownership. In such an arrangement, a Chinese operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the Chinese issuer or operating company to obtain economic exposure to the Chinese company, then issues shares on an exchange outside of mainland China, and U.S. investors hold stock in the non-Chinese shell company rather than directly in the Chinese issuer or operating company. This arrangement allows U.S. investors, such as the Fund, to obtain economic exposure to the Chinese issuer or operating company through contractual means rather than through formal equity ownership. Because neither the shell company nor the Fund owns actual equity interests in the Chinese operating company, they do not have the voting rights or other types of control that an equity holder would expect to benefit from.  Although VIEs are a longstanding industry practice and well known to officials and regulators in China, VIEs are not formally recognized under Chinese law. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements that establish the links between the Chinese company and the shell company in which the Fund invests. This could considerably impact the financial condition of the shell company in which the Fund invests by limiting its ability to consolidate the financial results of the Chinese operating company into its own financial statements, as well as make the value of the shares held by the Fund effectively worthless. Further, if Chinese officials prohibit the existence of VIEs, the market value of the Fund’s associated holdings would likely suffer significant, and possibly permanent effects, which could negatively impact the Fund’s net asset value and could result in substantial losses. Further, it is uncertain whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the value of the Fund’s shares.
VIEs are also subject to the investment risks associated with the underlying Chinese issuer or operating company. Chinese companies are not subject to the same degree of regulatory requirements or accounting standards and oversight as companies in more developed countries. As a result, information about the Chinese securities and VIEs in which the Fund invests may be less reliable and incomplete. There also may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and VIEs, and shareholders may have limited legal remedies, which could negatively impact the Fund. Additionally, U.S.-listed VIEs may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements. Delisting would significantly decrease the liquidity and value of the securities, decrease the ability of the Fund to invest in such securities and may increase the cost of the Fund if required to seek alternative markets in which to invest in such securities.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Advisory Agreements
Board Considerations Regarding Approval of Continuation of Investment Management Agreements
The Board of Trustees of First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the “Agreement” and collectively, the “Agreements”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
First Trust Brazil AlphaDEX® Fund (FBZ)
First Trust China AlphaDEX® Fund (FCA)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
First Trust Emerging Markets AlphaDEX® Fund (FEM)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
First Trust Europe AlphaDEX® Fund (FEP)
First Trust Eurozone AlphaDEX®  ETF (FEUZ)
First Trust Germany AlphaDEX® Fund (FGM)
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
First Trust Japan AlphaDEX® Fund (FJP)
First Trust Latin America AlphaDEX® Fund (FLN)
First Trust Switzerland AlphaDEX® Fund (FSZ)
First Trust United Kingdom AlphaDEX® Fund (FKU)

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2023 (Unaudited)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2024 at a meeting held on June 4–5, 2023.  The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements.  At meetings held on April 17, 2023 and June 4–5, 2023, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined:  the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program.  The Board reviewed initial materials with the Advisor at the meeting held on April 17, 2023, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor.  Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 4–5, 2023 meeting, as well as at the June meeting.  The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective.  The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements.  The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement.  The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services.  In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions.  The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds.  Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 17, 2023 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex.  In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the applicable Agreement for the services provided.  The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any.  The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable.  Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point.  Based on the information provided, the Board noted that the total (net) expense ratio of NFTY was below the median total (net) expense ratio of the peer funds in its respective Expense Group and that the total (net) expense ratio of each other Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group.  With respect to the Expense Groups, the Board, at the April 17, 2023 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2023 (Unaudited)
peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors.  The Board took these limitations and differences into account in considering the peer data.  With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability.  In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund.  The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds.  The Board determined that this process continues to be effective for reviewing each Fund’s performance.  The Board received and reviewed information for periods ended December 31, 2022 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index.  With respect to NFTY, the Board noted that during 2018, shareholders of the Fund approved changes to the Fund’s investment objective and, effective April 17, 2018, the Fund changed its name and ticker symbol and began tracking the NIFTY 50 Equal Weight Index, and that the performance information included a blend of the old and new indexes.  With respect to each Fund other than FEUZ, the Board noted that during 2015, each such Fund changed its underlying index to an index developed and maintained by Nasdaq, Inc. using the AlphaDEX® stock selection methodology, and that the performance information included a blend of the old and new indexes.  The Board considered the Advisor’s explanations of how the AlphaDEX® stock selection methodology impacts Fund performance in various market environments, and the Advisor’s statement that AlphaDEX® is designed to provide long-term outperformance.  At the April 17, 2023 meeting, the Advisor discussed with the Board factors that impacted FBZ’s, FEM’s and NFTY’s correlations to their underlying indexes in 2022.  Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range.  In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index and noted the Advisor’s discussion of FKU’s performance at the April 17, 2023 meeting.  However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale.  The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds.  The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff.  The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds.  The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels.  The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2022 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period.  The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable.  In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds.  The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds.  The Board also considered the Advisor’s compensation for fund reporting services provided to each Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee.  The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund.  No single factor was determinative in the Board’s analysis.

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2023 (Unaudited)
  Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.  The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4:  highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments.  The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 17, 2023 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee’s annual meeting held on March 23, 2023 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.
As stated in the written report, during the review period, First Trust Emerging Markets Small Cap AlphaDEX® Fund and First Trust Emerging Markets AlphaDEX® Fund breached the 15% limitation on illiquid investments for one day, February 8, 2023, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in Turkey. The length of the closure caused all Turkish equities to be reclassified to “illiquid” for one day. The Funds filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured when the number of days to the market re-opening fell below the threshold for an “illiquid” classification. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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First Trust Exchange-Traded AlphaDEX® Fund II
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Items 6. Schedule of Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded AlphaDEX® Fund II
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 7, 2023
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 7, 2023

* Print the name and title of each signing officer under his or her signature.